     As filed with the Securities and Exchange Commission on April 26, 2006.

                               File No. 333-40304
                                File No. 811-8260

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ ]
                        Pre-Effective Amendment No.   [ ]
                        Post-Effective Amendment No.8 [X]

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]
                               Amendment No. 8                         [X]

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                           (Exact Name of Registrant)

                       CUNA MUTUAL LIFE INSURANCE COMPANY
                               (Name of Depositor)

                                2000 Heritage Way
                               Waverly, Iowa 50677
              (Address of Depositor's Principal Executive Offices)

                  Depositor's Telephone Number: (319) 352-4090

                             Kevin S. Thompson, Esq.
                       CUNA Mutual Life Insurance Company
                             5910 Mineral Point Road
                                Madison, WI 53705
               (Name and Address of Agent for Service of Process)

It is proposed that this filing will become effective (check appropriate box)

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485

[X]  on May 1, 2006 pursuant to paragraph (b) of Rule 485

[ ]  60 days after filing pursuant to paragraph (a)(i) of Rule 485

[ ]  on May 1, 2006 pursuant to paragraph (a)(i) of Rule 485

[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of securities being registered: Units of interest in a Variable Account under individual flexible premium deferred variable annuity contracts.

PROSPECTUS                                                           MAY 1, 2006


                           MEMBERS VARIABLE ANNUITY II

              A FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT

                                    ISSUED BY

                       CUNA MUTUAL LIFE INSURANCE COMPANY

Inside this Prospectus, you will find basic information about the Contract and the Variable Account that you should know before investing. Please read it carefully and keep it for future reference. The Company may sell the Contract to individuals, or in connection with retirement plans, including plans that qualify for special federal tax treatment under the Internal Revenue Code of 1986, as amended.

The investment performance of the mutual fund portfolios underlying the Subaccounts you select will affect the Contract Value to the Payout Date, except for amounts you invest in the Fixed Account and will affect the size of variable Income Payments after the Payout Date. You bear the entire investment risk on any amounts you allocate to the Variable Account.

The following mutual funds are available through the Subaccounts of the CUNA Mutual Life Variable Annuity Account:

ULTRA SERIES FUND

     -    Money Market Fund

     -    Bond Fund

     -    High Income Fund

     -    Balanced Fund


     -    Large Cap Value Fund (formerly Growth and Income Stock Fund)



     -    Large Cap Growth Fund (formerly Capital Appreciation Stock Fund)



     -    Mid Cap Value Fund (formerly Mid-Cap Stock Fund)



     -    Mid Cap Growth Fund (formerly Multi-Cap Growth Stock Fund)


     -    International Stock Fund

     -    Global Securities Fund

This Prospectus is accompanied by a current prospectus for the Ultra Series
Fund.

Purchase payments not allocated to the Subaccounts may be allocated to the Fixed Account Option.


The Statement of Additional Information ("SAI") contains additional information about the Contract and the Variable Account. You will find its table of contents on the last page of this Prospectus. The SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference. You may obtain a copy of the SAI dated May 1, 2006 free of charge by contacting the Company. Additionally, the SEC maintains a website at http://www.sec.gov that contains the SAI and other information.


Investment in a variable annuity contract is subject to risks, including the possible loss of money. Unlike credit union and bank accounts, money invested in the Variable Account is not insured. Money in the Variable Account is not deposited in or guaranteed by any credit union or bank and is not guaranteed by any government agency.


CUNA BROKERAGE SERVICES, INC. ("CUNA BROKERAGE") SERVES AS THE PRINCIPAL UNDERWRITER AND DISTRIBUTOR OF THE CONTRACT. MORE INFORMATION ABOUT CUNA BROKERAGE IS AVAILABLE AT http://www.nasd.com OR BY CALLING 1-800-289-9999. YOU CAN ALSO OBTAIN AN INVESTOR BROCHURE FROM NASD, INC. DESCRIBING ITS PUBLIC DISCLOSURE PROGRAM.


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS


DEFINITIONS................................................................    1
EXPENSE TABLES.............................................................    3
SUMMARY....................................................................    5
   The Contract............................................................    5
   Charges and Deductions..................................................    6
   Payout Provisions.......................................................    7
   Federal Tax Status......................................................    7
CUNA MUTUAL LIFE INSURANCE COMPANY.........................................    7
THE CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT, AND THE FUNDS...............    7
   CUNA Mutual Life Insurance Company......................................    7
   CUNA Mutual Life Variable Annuity Account...............................    7
   The Underlying Funds....................................................    8
   The Ultra Series Fund...................................................    8
   Availability of Funds...................................................    8
   Servicing Fees..........................................................    9
   Voting Rights...........................................................    9
   Material Conflicts......................................................    9
   Substitution of Securities..............................................    9
THE FIXED ACCOUNT OPTION...................................................   10
   Preservation Plus Program...............................................   10
   Fixed Contract Value....................................................   10
   Fixed Periods...........................................................   10
   Market Value Adjustment.................................................   11
DESCRIPTION OF THE CONTRACT................................................   12
   Issuance of a Contract..................................................   12
   Right to Examine........................................................   12
   Purchase Payments.......................................................   12
   Allocation of Purchase Payments.........................................   13
   Contract Value..........................................................   13
   Transfer Privileges.....................................................   14
   Surrenders (Redemption) and Partial Withdrawals.........................   16
   Contract Loans..........................................................   17
   Death Benefit Before the Payout Date....................................   17
   Proportional Adjustment for Partial Withdrawals.........................   18
MISCELLANEOUS MATTERS......................................................   19
   Payments................................................................   19
   Modification............................................................   19
   Reports to Owners.......................................................   19
INQUIRIES..................................................................   19
INCOME PAYMENT OPTIONS.....................................................   20
   Payout Date and Proceeds................................................   20
   Election of Income Payment Options......................................   20
   Fixed Income Payments...................................................   20
   Variable Income Payments................................................   20
   Description of Income Payment Options...................................   21
   Death Benefit After the Payout Date.....................................   22
CHARGES AND DEDUCTIONS.....................................................   22
   Mortality and Expense Risk Charges......................................   22
   Fund Expenses...........................................................   23
   Surrender Charge (Contingent Deferred Sales Charge).....................   23
   Annual Contract Fee.....................................................   23
   Transfer Processing Fee.................................................   24
   Duplicate Contract Charge...............................................   24
   Premium Taxes...........................................................   24
   Other Taxes.............................................................   24
   Loan Interest Charge ...................................................   24
   Enhanced Death Benefit Rider Charges....................................   24
   Endorsement Charges.....................................................   25
RIDERS AND ENDORSEMENTS....................................................   25
   Maximum Anniversary Value Death Benefit.................................   25
   5% Annual Guarantee Death Benefit.......................................   25
   Minimum Death Benefit Guarantee Rider...................................   26
   Executive Benefits Plan Endorsement.....................................   26
   Change of Annuitant Endorsement.........................................   26
   Income Payment Increase Endorsement.....................................   26
DISTRIBUTION OF THE CONTRACT...............................................   26
FEDERAL TAX MATTERS........................................................   27
   Introduction............................................................   27
   Tax Status of the Contract..............................................   27
   Taxation of Annuities...................................................   28
   Separate Account Charges................................................   30
   Transfers, Assignments, or Exchanges of a Contract......................   30
   Withholding.............................................................   30
   Multiple Contracts......................................................   30
   Taxation of Qualified Plans.............................................   30
   Possible Charge for the Company's Taxes.................................   32
   Other Tax Consequences..................................................   32
LEGAL PROCEEDINGS..........................................................   32
FINANCIAL STATEMENTS.......................................................   32
APPENDIX A - FINANCIAL HIGHLIGHTS..........................................   33
STATEMENT OF ADDITIONAL INFORMATION - TABLE OF CONTENTS....................   35

                                   DEFINITIONS

ACCUMULATION UNIT

A unit of measure used to calculate Variable Contract Value.

ANNUITANT

The person or persons named in the application and on whose life the first Income Payment is to be made. The maximum number of joint Annuitants is two and provisions referring to the death of an Annuitant mean the death of the last surviving Annuitant. Only spouses may be joint Annuitants.

BENEFICIARY

The person to whom the proceeds payable on the death of an Annuitant will be paid.

CODE

The Internal Revenue Code of 1986, as amended.

CONTRACT ANNIVERSARY

The same date in each Contract Year as the Contract Issue Date.

CONTRACT ISSUE DATE

The date on which the Company issues the Contract and upon which the Contract becomes effective. This date is shown on the data page of the Contract and is also used to determine Contract Years and Contract Anniversaries.

CONTRACT VALUE

The total amount invested under the Contract. It is the sum of the Variable Contract Value, the Fixed Contract Value and the value in the Loan Account.

CONTRACT YEAR

A twelve-month period beginning on the Contract Issue Date or on a Contract Anniversary.

DUE PROOF OF DEATH

Proof of death satisfactory to the Company. Such proof may consist of the following if acceptable to the Company:

     (a)  a certified copy of the death record;

     (b)  a certified copy of a court decree reciting a finding of death;

     (c)  any other proof satisfactory to the Company.

FIXED ACCOUNT OPTION

An allocation option under the Contract funded by the General Account. It is not part of or dependent upon the investment performance of the Variable Account.

FIXED AMOUNT

Any portion of Fixed Contract Value allocated to a particular Fixed Period with a particular expiration date (including interest thereon) less any withdrawals (including any applicable market value adjustments and surrender charges) or transfers.

FIXED CONTRACT VALUE

The value of the Contract Value in the Fixed Account Option.

FIXED PERIOD

A choice under the Fixed Account Option of a specific number of years for which the Company agrees to credit a particular effective annual interest rate.

FUND

An investment portfolio of Ultra Series Fund or any other open-end management investment company or unit investment trust in which a Subaccount invests.

GENERAL ACCOUNT

The assets of the Company other than those allocated to the Variable Account or any other separate account of the Company.

HOME OFFICE

The Company's principal office at 2000 Heritage Way, Waverly, Iowa 50677. The telephone number is 1-800-798-5500.

INCOME PAYMENT

One of several periodic payments made by the Company to the Payee under an Income Payment Option.

INCOME PAYMENT OPTION

The form of Income Payments selected by the Owner under the Contract.

LOAN ACCOUNT

For any Contract, a portion of the Company's General Account to which Variable Contract Value or Fixed Contract Value is transferred to provide collateral for any loan taken under the Contract.

LOAN AMOUNT

The sum of your loan principal plus any accrued loan interest.

NET PURCHASE PAYMENT

A purchase payment less any deduction for premium taxes.

OWNER

The person(s) ("you") who own(s) the Contract and who is (are) entitled to exercise all rights and privileges provided in the Contract.

PAYEE

The person receiving Income Payments during the Payout Period. The Annuitant is the Payee unless the Owner specifies otherwise.

PAYOUT DATE

The date on which Payout Proceeds are applied to an Income Payment Option.

PAYOUT PROCEEDS

The Contract Value less any Loan Amount, less any premium taxes, less a pro-rated portion of the annual Contract fee, plus or minus any applicable market value adjustment, less any applicable rider charges and any applicable surrender charges as of the Payout Date. This is the amount applied to Income Payments under one of the Income Payment Options.

QUALIFIED CONTRACT

A contract that is issued in connection with retirement plans that qualify for special federal income tax treatment under Section(s) 401, 403(b), 408, 408A or 457 of the Code.

SUBACCOUNT

A subdivision of the Variable Account, the assets of which are invested in a corresponding Fund.

SUBACCOUNT VALUE

Before the Payout Date, that part of any Net Purchase Payment allocated to the Subaccount plus any Contract Value transferred to that Subaccount, adjusted by interest income, dividends, net capital gains or losses (realized or unrealized), and decreased by withdrawals (including any applicable surrender charges, administrative fee, any charge for riders or premium taxes) and any Contract value transferred out of that Subaccount.

SURRENDER VALUE

The Contract Value less any applicable surrender charges, market value adjustment, premium taxes, annual Contract fee, any charge for riders and Loan Amount.

VALUATION DAY

For each Subaccount, each day that the New York Stock Exchange is open for business except days that the Subaccount's corresponding Fund does not value its shares.

VALUATION PERIOD

The period beginning at the close of regular trading on the New York Stock Exchange on any Valuation Day and ending at the close of regular trading on the next succeeding Valuation Day.

VARIABLE ACCOUNT

CUNA Mutual Life Variable Annuity Account.

VARIABLE CONTRACT VALUE

The sum of the Subaccount Values.

WRITTEN REQUEST


A request in writing and in a form satisfactory to the Company which is signed by the Owner and received at the Home Office. A Written Request may also include a telephone or fax request for specific transactions that are made as allowed under the terms of an executed telephone or fax authorization, with original signature, on file at the Home Office.

                                 EXPENSE TABLES

     The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and charges that you will pay at the time that you buy the Contract, take a loan from the Contract, make partial withdrawals from or fully surrender the Contract, or transfer Contract Value between the Subaccounts and/or the Fixed Account Option. This table also includes the charges that would be paid for exercising the benefits provided by the optional endorsements. State premium taxes may also be deducted.

OWNER TRANSACTION EXPENSES


Sales Load on purchase payments                                    None
Maximum Surrender Charge (Contingent Deferred Sales Charge) as a   7%
   percentage of purchase payments surrendered or withdrawn
Transfer Processing Fee                                            $10 per transfer*
Duplicate Contract Charge                                          $30 for each duplicate Contract
Loan Interest Spread                                               2.00%**
Charges for Optional Endorsements
Executive Benefits Plan Endorsement                                $150***
Change of Annuitant Endorsement                                    $150****
Income Payment Increase Endorsement                                $150*****


* The Company only charges this fee after the first 12 transfers each Contract Year. The Company currently does not impose this fee.

** The Loan Interest Spread is the difference between the amount of interest the Company charges you for a loan (at an effective annual rate of 6.50%) and the amount of interest the Company credits to the Loan Account (currently, an effective annual rate of 4.50%), guaranteed to be at least an effective annual rate of 3.00%.)

*** The Company only charges this fee if it waives surrender charges under this endorsement during the first two Contract Years. The Company currently does not impose this fee.

**** Generally, there is no charge for this endorsement; however, if the Owner exercises the rights under this endorsement during the first two Contract Years, the Company reserves the right to charge up to $150 for the endorsement.

***** Currently there is no charge for this endorsement, however the Company reserves the right to charge up to $150 for the endorsement.

     The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses. This table also includes the charges you would pay if you added optional riders to your Contract.

PERIODIC CHARGES OTHER THAN FUND EXPENSES


Annual Contract Fee                                                      $30 per Contract Year*
Variable Account Annual Expenses
   (as a percentage of average Variable Contract Value):
   Mortality and Expense Risk Charge                                            1.15%
   Total Variable Account Annual Expenses                                       1.15%
Charges for Optional Riders
   Maximum Anniversary Value Death Benefit (as a percentage of                  0.15%
      average monthly Contract Value for the prior year)
   5% Annual Guarantee Death Benefit (as a percentage of average                0.20%**
      monthly Contract Value for the prior year)
   Minimum Death Benefit Guarantee (issue age 76 or greater) (as a              0.15%
      percentage of average monthly Contract Value for the prior year)


*    This fee is currently waived if the Contract Value is $25,000 or more.

** For contracts issued before May 1, 2003, the charge is 0.15% of average of average monthly contract value for the prior year.

     The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for the Funds.

RANGE OF EXPENSES FOR THE FUNDS


                                                                   MINIMUM       MAXIMUM
                                                                   -------       -------
TOTAL ANNUAL FUND OPERATING EXPENSES (total of all expenses that are deducted from Fund assets, including management fees, and
   other expenses)                                                  0.45%    -    1.21%



The expenses used to prepare this table were provided to the Company by the Funds. The expenses shown reflect the highest and lowest expenses incurred for the year ended December 31, 2005, rounded to the nearest one hundredth of one percent. Current or future expenses may be greater or less than those shown.


EXAMPLES OF MAXIMUM CHARGES

     The Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. The Examples show the maximum costs of investing in the Contract, including surrender charges, the annual Contract fee, (after being converted into a percentage), Variable Account annual expenses, the 5% Annual Guarantee Death Benefit (assuming election after May 1, 2003), and the maximum Annual Fund Operating Expenses.

     The Examples assume that you invest $10,000 in the Contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender the Contract (or you annuitize the Contract under Income Payment Option 1 or Option 2 (with variable Income Payments), at the end of the applicable time period:


1 year   3 years   5 years   10 years
------   -------   -------   --------
$907      $1,300    $1,720    $3,070


(2) If you do not surrender your Contract (or you annuitize the Contract under Income Payment Option 2 (with fixed Income Payments) or Options 3-8) at the end of the applicable time period:


1 year   3 years   5 years   10 years
------   -------   -------   --------
$277       $850     $1,450    $3,070


     THE EXAMPLES ARE ILLUSTRATIONS AND DO NOT REPRESENT PAST OR FUTURE EXPENSES. YOUR ACTUAL EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN. SIMILARLY, YOUR RATE OF RETURN MAY BE MORE OR LESS THAN THE 5% ASSUMED IN THE EXAMPLES.

The examples provided above assume that no transfer charges, premium taxes, or market value adjustments have been assessed.

Appendix A to this Prospectus provides certain financial information concerning the Subaccounts, including information about Accumulation Unit values.

                                     SUMMARY

The following section summarizes certain provisions that the Company describes in more detail later in the Prospectus.

                                  THE CONTRACT

Issuance of a Contract. The Company issues Contracts to individuals or to employers or other groups in connection with retirement plans.

Right to Examine Period. You have the right to return the Contract within 10 days after you receive it and the Company will return the Contract Value or the amount required by law. State or federal law may require additional return privileges. If you return the Contract, it will become void.

Purchase Payments. Generally, you must make payments totaling $5,000 within the first 12 months of the Contract. Certain Qualified Contracts, Section 1035 Contracts, and Contracts sold to employees have lower minimum purchase amounts. Unless you pay the minimum purchase amount in full at the time of application, an automatic purchase payment plan must be established resulting in the minimum purchase amount being paid before the end of the first 12 months after the Contract Issue Date.

Allocation of Purchase Payments. You may allocate purchase payments to one or more of the Subaccounts of the Variable Account and/or to the Fixed Account Option. Each Subaccount invests solely in a corresponding underlying Fund. The investment performance of the Fund(s) will affect the Subaccount in which you invest your purchase payments and your Contract Value.

Transfers. On or before the Payout Date, you may transfer all or part of the Contract Value between Subaccount(s) or the Fixed Account Option, subject to certain restrictions.

No fee currently is charged for transfers, but the Company reserves the right to charge $10 for each transfer over 12 during a Contract Year.

Partial Withdrawal. You may withdraw part of your Contract's Surrender Value by Written Request to the Company on or before the Payout Date, subject to certain limitations.

Surrender. You may surrender the Contract and receive its Surrender Value, by Written Request to the Company before the Payout Date.

Replacement of Existing Contract. It may not be in your best interest to surrender, lapse, change, or borrow from an existing life insurance policy or annuity contract in connection with the purchase of the Contract. Before doing so, you should compare both contracts carefully. Remember that if you exchange another contract for one described in this Prospectus, you might have to pay a surrender charge and tax, including a possible penalty tax, on your old contract, and under this Contract there will be a new surrender charge period, other charges may be higher, and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise).

State Variations. Certain provisions of the Contract may be different than the general description in this Prospectus, and certain riders and options may not be available, because of legal restrictions in your state. Contact the Home Office or see your Contract for specific variations since any such state variations will be included in your Contract or in riders or endorsements attached to your Contract.

Other Annuity Contracts. The Company offers other variable annuity contracts that have different contract features, death benefits, and optional programs. However, these other contracts also have different charges that would affect your Subaccount performance and Contract Value. To obtain more information about these other contracts, contact the Home Office or your sales representative.

Qualified Contracts. An advantage of the Contract is that it provides the ability to accumulate Contract Value on a tax-deferred basis. However, the purchase of a Qualified Contract to fund a tax-qualified retirement plan does not provide any additional tax deferred treatment beyond the treatment provided by the tax-qualified retirement plan itself. Therefore, Qualified Contracts should be purchased for other features and benefits offered under the Contract, such as guaranteed death benefit.

The Contract is available for purchase by individuals corporations and other groups. We may reduce or waive certain charges (Surrender Charge, Annual Contract Fee, or other charges) where the size or nature of such sales results in savings to us with respect to sales, administrative, or other costs. We also may reduce or waive charges on Contracts sold to officers, directors, and employees of CUNA Mutual Life Insurance Company or its affiliates. The extent and nature of the reduction or waiver may change from time to time, and the charge structure may vary.

Generally, we may reduce or waive charges based on a number of factors, including:

-    The number of Contract Owners;

-    The size of the group of purchasers;

-    The total premium expected to be paid;

-    Total assets under management for the owner;

-    The purpose for which the Contracts are being purchased;

-    The expected persistency of individual Contracts; and

- Any other circumstances which are rationally related to the expected reduction in expenses.

Contact our service center or your agent for more information about charge reductions and waivers.

                             CHARGES AND DEDUCTIONS

The Contract contains the following charges and deductions:

Surrender Charge (Contingent Deferred Sales Charge). There are no sales charges deducted at the time purchase payments are made. However, a surrender charge is deducted when you surrender or partially withdraw purchase payment(s) within seven years of their being paid.

The surrender charge is 7% (6% in Oregon) of the amount of the payment withdrawn or surrendered within one year of having been paid. The surrender charge decreases by 1% for each full year that has passed since the payment was made.

Annual Contract Fee. The Contract has an annual Contract fee of $30. (This fee is waived if the Contract Value is $25,000 or more.)

Mortality and Expense Risk Charge. The Company deducts a daily mortality and expense risk charge to compensate it for assuming certain mortality and expense risks. The Company may use any profits from this charge to finance other expenses, including expenses incurred in the administration of the Contracts and distribution expenses related to the Contracts. The charges are deducted from the variable account at a rate of 0.003151% per day which is an annual rate of 1.15% of average Variable Contract Value.

Premium Taxes. The Company deducts a charge for any state or local premium taxes applicable to a Contract. The Company reserves the right to deduct premium taxes at the time it pays such taxes. State premium taxes currently range from 0% to 3.5%.

Loan Interest Charge. The Company charges an annual interest rate of 6.50% on loans. After offsetting the 3.00% interest the Company guarantees it will credit to the Loan Account, the maximum guaranteed net cost of loans is 3.50% (annually).

Rider/Endorsement Charges. The Company deducts a charge on each Contract Anniversary for each of three optional death benefit riders. This charge is at an annual rate of 0.15% of the average monthly Contract Value for the prior Contract Year for the Maximum Anniversary Value Death Benefit and the Minimum Death Benefit Guarantee. The charge for the 5% Annual Guarantee Death Benefit is 0.20% of the average monthly contract Value for the prior Contract Year. For purchases before May 1, 2003, the charge for the 5% Annual Guarantee Death Benefit is 0.15% of the average monthly contract value for the prior Contract Year. The Company also reserves the right to charge a fee, not to exceed $150, for each partial withdrawal or surrender if it waives surrender charges under the Executive Benefits Plan Endorsement during the first two Contract Years. There is currently no charge for the Change of Annuitant and the Income Payment Increase Endorsements. However the Company reserves the right to charge up to $150 if the Owner exercises rights under the Change of Endorsement in the first two contract years. The Company also reserves the right to charge up to $150 for the Income Payment Increase Endorsement.

Transfer Processing Fee. Currently no fee is charged for transfers. However, the Company reserves the right to charge $10 for the 13th transfer and each additional transfer during a Contract Year.


Duplicate Contract Charge. You can obtain a summary of your Contract at no charge. There will be a $30 charge for each duplicate Contract. In addition, a Written Request is needed to request a duplicate contract.


Fund Expenses. The underlying Funds also charge annual Fund expenses at the ranges shown in the expense table.

                                PAYOUT PROVISIONS

You select the Payout Date, subject to certain limitations.

On the Payout Date, the Payout Proceeds will be applied to an Income Payment Option, unless you choose to receive the Surrender Value in a lump sum.

                               FEDERAL TAX STATUS

Generally, any distribution from your Contract may result in taxable income. A 10% federal penalty tax may also apply to distributions before age 59 1/2. For a further discussion of the federal income tax status of variable annuity contracts, see Federal Tax Matters.

                       CUNA MUTUAL LIFE INSURANCE COMPANY
          The CUNA Mutual Life Variable Annuity Account, and the Funds

                       CUNA MUTUAL LIFE INSURANCE COMPANY

CUNA Mutual Life Insurance Company is a mutual life insurance company originally organized under the laws of Iowa in 1879 and incorporated on June 21, 1882. The Home Office of the Company is located at 2000 Heritage Way, Waverly, Iowa 50677-9202. The telephone number is 1-800-798-5500.


As of December 31, 2004, the Company had approximately $8.9 billion in assets and more than $19 billion of life insurance in force.


                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT

The Variable Account was established by the Company as a separate account on December 14, 1993. The Variable Account invests in the Funds described below. The Variable Account has been registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and meets the definition of a separate account under the federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Variable Account or of the Company by the SEC. The Variable Account is also subject to the laws of the State of Iowa which regulate the operations of insurance companies domiciled in Iowa.

The Variable Account is divided into 10 Subaccounts. In the future, the number of Subaccounts may change. Each Subaccount invests exclusively in shares of a single corresponding Fund. The income, gains and losses, are credited to or charged against that Subaccount reflect only the Subaccount's investment experience and not the investment experience of the Company's other assets.

Although the assets in the Variable Account are the property of the Company, the assets in the Variable Account attributable to the Contracts are not chargeable with liabilities arising out of any other business which the Company may conduct. The assets of the Variable Account that exceed the Company's liabilities under the Contracts may be transferred by the Company to the General Account and used to pay its liabilities. All obligations arising under the Contracts are general corporate obligations of the Company.

                              THE UNDERLYING FUNDS


The Subaccounts invest in the Ultra Series Fund. The Ultra Series Fund, an affiliate of the Company, is a management investment company of the series type with one or more Funds and is an open-end, management investment company.

The investment objectives and policies of each Fund are summarized below. THERE IS NO ASSURANCE THAT ANY FUND WILL ACHIEVE ITS STATED OBJECTIVES. More detailed information, including a description of risks and expenses, may be found in the Funds' prospectus which must accompany or precede this Prospectus. The Funds' prospectus should be read carefully and retained for future reference.

THE ULTRA SERIES FUND

Currently, the Ultra Series Fund offers Funds as investment options under the Contracts.

Money Market Fund. This Fund seeks high current income from money market instruments consistent with preservation of capital and liquidity. AN INVESTMENT IN THE MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT.

Bond Fund. This Fund seeks a high level of current income, consistent with the prudent limitation of investment risk.

High Income Fund. This Fund seeks high current income. The Fund also seeks capital appreciation, but only when consistent with its primary goal.

Balanced Fund. This Fund seeks a high total return through the combination of income and capital appreciation.


Large Cap Value Fund (formerly Growth and Income Stock Fund). This Fund seeks long-term capital growth with income as a secondary consideration.



Large Cap Growth Fund (formerly Capital Appreciation Stock Fund). This Fund seeks long-term capital appreciation.



Mid Cap Value Fund (formerly Mid-Cap Stock Fund). This Fund seeks long-term capital appreciation.



Mid Cap Growth Fund (formerly Multi-Cap Growth Stock Fund). This Fund seeks long-term capital appreciation.


International Stock Fund. This Fund seeks long-term growth of capital.

Global Securities Fund. This Fund seeks capital appreciation.

MEMBERS Capital Advisors, Inc. serves as investment adviser to the Ultra Series Fund and manages its assets in accordance with general policies and guidelines established by the trustees of the Ultra Series Fund.

The Funds described above are not available for purchase directly by the general public, and are not the same as other mutual fund portfolios with very similar or nearly identical names that are sold directly to the public. The investment performance and results of the Funds may be lower, or higher, than the investment results of such other (publicly available) portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Funds will be comparable to the investment results of any other mutual fund portfolio, even if the other portfolio has the same investment advisor or manager and the same investment objectives and policies, and a very similar name. During extended periods of low interest rates, the yields of the Money market Fund may become extremely low and possibly negative.

                              AVAILABILITY OF FUNDS

The Variable Account purchases shares of the Ultra Series Fund in accordance with a participation agreement. If the participation agreement terminates, the Variable Account may not be able to purchase additional shares of the Fund(s) covered by the agreement. Likewise, in certain circumstances, it is possible that shares of a fund may not be available to the Variable Account even if the participation agreement relating to that Fund has not been terminated. In either event, Owners will no longer be able to allocate purchase payments or transfer Contract Value to the Subaccount investing in the Fund.

                                 SERVICING FEES


The Company has entered into agreements with the investment adviser of the Funds pursuant to which the adviser pays the Company a servicing fee based upon an annual percentage of the average daily net assets invested by the Variable Account (and other separate accounts of the Company and its affiliates) in the Funds. These percentages are equal to 0.15% of each Fund's average daily net assets. The percentage amount may be based on assets of the particular Fund attributable to the Contract along with certain other variable contracts issued and administered by the Company (or an affiliate). These fees are for administrative services provided to the Funds by the Company and its affiliates. Payment of Fees under these agreements by the investment adviser do not increase the fees or expenses paid by the Funds or their shareholders. The amounts the Company receives under these agreements may be significant.


                                  VOTING RIGHTS

Owners with Variable Contract Value are entitled to certain voting rights for the Funds underlying the Subaccounts in which they are invested. The Company will vote Fund shares attributable to Owners at special shareholder meetings based on instructions from such Owners. However, if the law changes and the Company is allowed to vote in its own right, it may elect to do so.

Owners with voting interests in a Fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting.

Notification will contain proxy materials and a form with which to give the Company voting instructions. The Company will vote shares for which no instructions are received in the same proportion as those that are received. Before the Payout Date, the number of shares which an Owner may vote is determined by dividing the Subaccount Value by the net asset value of that Fund. On or after the Payout Date, an Owner's voting interest, if any, is determined by dividing the dollar value of the liability for future variable Income Payments to be paid from the Subaccount by the net asset value of the Fund underlying the Subaccount. The Company will designate a date for this determination not more than 90 days before the shareholder meeting.

                               MATERIAL CONFLICTS

The Funds are offered through other separate accounts of the Company and directly to employee benefit plans affiliated with the Company. The Company does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interest of the Variable Account and one or more of the other separate accounts in which these Funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Owners and those of owners of other types of contracts issued by the Company. Material conflicts could also arise between the interests of Owners (or owners of other types of contracts issued by the Company) and the interests of participants in employee benefit plans invested in the Funds. If a material conflict occurs, the Company will take steps to protect Owners and variable annuity Payees, including withdrawal of the Variable Account from participation in the Fund(s) involved in the conflict.

                           SUBSTITUTION OF SECURITIES

The Company may substitute shares of other mutual funds for shares already purchased or to be purchased in the future if either of the following occurs:

1)   shares of a current Fund are no longer available for investment; or

2)   further investment in a Fund is inappropriate.

The substituted funds may have higher fees and expenses. Funds may be added to the product, but their availability may be limited to certain classes of Owners. Funds may also be closed to allocations of purchase payments or Contract Value, or both, and to all or only certain classes of Owners.

No substitution, elimination, or combination of shares may take place without the approval of the SEC and applicable state insurance departments.

                            THE FIXED ACCOUNT OPTION

The Fixed Account Option is an investment option that is funded by assets of the Company's General Account and pays interest at declared rates. The General Account contains all of the Company's assets other than those in other separate accounts. It is used to support the Company's annuity and insurance obligations and may contain compensation for mortality and expense risks. The General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this Prospectus relating to the Fixed Account. However, information relating to the Fixed Account Option is subject to federal securities laws relating to accuracy and completeness of Prospectus disclosure.

Purchase payments will be allocated to the Fixed Account Option by election of the Owner.

The Company intends to credit amounts in the Fixed Account Option with interest at current rates in excess of the minimum fixed rate but is not obligated to do so. The Company has no specific formula for determining current interest rates. Fixed Contract Value will not share in the investment performance of the Company's General Account. Any interest credited on Fixed Amounts in excess of the minimum guaranteed effective rate of 3% per year will be determined in the sole discretion of the Company. The Owner therefore assumes the risk that interest credited may not exceed the minimum fixed rate.

PRESERVATION PLUS PROGRAM

An Owner may elect to allocate the initial Net Purchase Payment between the Fixed Account Option and the Variable Account so that at the end of the Fixed Period the portion of the initial Net Purchase Payment allocated to the Fixed Account Option will equal the initial Net Purchase Payment. This would permit the Owner to allocate the remaining portion of the initial Net Purchase Payment to one or more Subaccounts and still be certain of having a Contract Value at the end of the Fixed Period at least equal to the initial Net Purchase Payment. Upon request, the Company will calculate the portion of any Net Purchase Payment that must be allocated to a particular Fixed Period to achieve this result.

FIXED CONTRACT VALUE

The Fixed Contract Value reflects:

- Net Purchase Payments allocated to and Contract Value transferred to the Fixed Account Option,

-    interest credited to Contract Value in the Fixed Account Option,

-    transfers of Contract Value out of the Fixed Account Option,

- surrenders and partial withdrawals from the Fixed Account Option including any applicable market value adjustments and surrender charges), and

-    charges assessed in connection with the Contract.

Fixed Amounts are withdrawn or surrendered on a first-in-first-out basis. The Fixed Account Option value is the sum of Fixed Amounts under the Contract. The Fixed Account Option value is guaranteed to accumulate at a minimum effective annual interest rate of 3%.

THE FIXED ACCOUNT OPTION VARIES ACCORDING TO THE STATE IN WHICH THE CONTRACT IS ISSUED. THE COMPANY OFFERS FIXED PERIODS VARYING IN DURATION FROM ONE YEAR TO 10 YEARS AND THE COMPANY MAY IMPOSE A MARKET VALUE ADJUSTMENT ON AMOUNTS WITHDRAWN PRIOR TO THE EXPIRATION OF A FIXED PERIOD, IF ALLOWED BY STATE LAW. NOT ALL FIXED PERIODS ARE AVAILABLE IN ALL STATES AND SOME STATES MAY NOT ALLOW FIXED PERIODS OR A FIXED ACCOUNT OPTION. CONTACT THE COMPANY FOR INFORMATION ON THE AVAILABILITY OF THE FIXED ACCOUNT OPTION AND FIXED PERIODS IN YOUR STATE.

An Owner may allocate some or all of the Net Purchase Payments and transfer some or all of the Contract Value to the Fixed Account Option for selected periods of time from one to ten years. The Company also intends to offer a special one year Fixed Period that requires minimum monthly transfers to other Subaccounts throughout the Fixed Period (the "DCA One Year Fixed Period"). Purchase Payments may be allocated to this DCA One Year Fixed Period, but transfers in are not allowed. Purchase Payment allocations to certain Fixed Periods may be limited to three years in some states.

FIXED PERIODS

From time to time the Company will offer to credit Fixed Account Option value with interest at specific guaranteed rates for specific periods of time. These periods of time are known as Fixed Periods. The Company may offer one or more Fixed Periods of one to ten years' duration at any time, but will always offer a Fixed Period of one year where allowed by state law. The Company will publish an effective annual interest rate applicable to each Fixed Period being offered at that time. Net Purchase Payments allocated or Contract Value transferred to a Fixed Period are guaranteed to earn that rate of interest for each year of the period (provided that such payments and Contract Value are not withdrawn during the Fixed Period or surrendered). The interest rates available at any time will vary with the number of years in the Fixed Period but will always be equal to or greater than an effective annual rate of 3%.

Fixed Periods begin as of the date Net Purchase Payments or transfers of Contract Value are made to them and end when the number of year(s) in the Fixed Period have elapsed. The last day of the Fixed Period is the expiration date for the Fixed Period. Owners may not select Fixed Periods with expiration dates later than the Contract's current Payout Date. During the 30-day period prior to the expiration of a Fixed Period, the Owner may transfer the Fixed Amount related to that Fixed Period to any new Fixed Period or Subaccount available at that time. Such transfers may be made at any time from the DCA One Year Fixed Period. In addition, monthly transfers from the DCA One Year Fixed Period to the Subaccount(s) you designate are required. If no Subaccount is designated, transfers will be made to the Money Market Subaccount. The minimum transfer amount is the monthly sum required to fully amortize the Fixed Amount as of the expiration date of the DCA One Year Fixed Period. If, at the expiration of a Fixed Period, less than one year remains until the Payout Date, the Company will credit interest to the Fixed Amount at the guaranteed rate then applicable to a one year Fixed Period. For Fixed Periods other than the DCA One Year Fixed Period, the Company will notify Owners of the available Fixed Periods and Subaccounts 30 days prior to the expiration of a Fixed Period.

If an Owner does not respond to the notice with instructions as to how to reinvest the Fixed Amount, then on the expiration date the Company will invest the Fixed Amount in another Fixed Period of the same duration as the expiring period. If no Fixed Period of equal duration is available at that time, the Company will reinvest the Fixed Amount in the next shortest Fixed Period available. If either of such default Fixed Periods would extend beyond the Payout Date of the Contract, the Company will reinvest the Fixed Amount in the Fixed Period of the longest duration that expires before the Payout Date.

MARKET VALUE ADJUSTMENT

The Company will impose a market value adjustment on Fixed Amounts withdrawn or surrendered or applied to an Income Payment Option from a Fixed Period of more than 2 years before expiration of the period except when such a withdrawal, surrender or annuitization occurs during the last 30 days of the period. The market value adjustment is calculated by multiplying the amount surrendered, withdrawn or annuitized by the following factor:

                              0.70 x (I - J) x n/12


Where:


     I = the guaranteed interest rate then being offered for a new Fixed
         Period equal in duration and type to the period from which the Fixed Amount is being withdrawn, surrendered or annuitized. If a Fixed Period of such duration is not being offered, "I" equals the linear interpolation of the guaranteed rates for periods then available. If the Fixed Periods needed to perform the interpolation are not being offered, "I" equals the interest rate being paid on the Treasury Constant Maturity Series published by the Federal Reserve Board for Treasury securities with remaining maturities equal to the duration of the appropriate Fixed Period. If no published rates are available for maturities equal to the duration of the appropriate Fixed Period, linear interpolation of other published rates will be used.

     J = the guaranteed interest rate then being credited to the Fixed Amount being withdrawn, surrendered or annuitized.

     n = the number of complete months remaining until the expiration of the Fixed Period.

At a time when I exceeds J, the market value adjustment will reduce the portion of any Fixed Amount available for withdrawal, surrender or application to an Income Payment Option. At a time when J exceeds I, the market value adjustment will increase the portion of any Fixed Amount available for withdrawal, surrender or application to an Income Payment Option. Moreover, the market value adjustment will only operate to increase or reduce credited interest in an amount equal to the excess of 3% per year on a Fixed Amount at the beginning of any Fixed Period.

The market value adjustment is calculated separately for each Fixed Amount and is applied before any surrender charge. Owners must instruct the Company as to which Fixed Periods should be withdrawn or surrendered. Within any Fixed Period, Fixed Amounts are surrendered or withdrawn on a first in first out basis. The adjustment does not apply to the calculation of a death benefit or to amounts deducted from Fixed Contract Value by the Company as fees or charges. In addition the application of a market value adjustment will not cause the sum of the Surrender Charge and Market Value Adjustment to exceed 10% of the amount withdrawn or surrendered.

Any applicable market value adjustment(s) will be deducted from or added to the remaining Fixed Amount(s), if any, or from all remaining Fixed Amounts on a pro-rata basis. If, at the time a partial withdrawal is requested from a Fixed Amount, the Fixed Account Option value would be insufficient to permit the deduction of the market value adjustment from any remaining Fixed Amounts, then the Company will not permit the partial withdrawal.

The Company may waive the market value adjustment in certain circumstances. (See CHARGES AND DEDUCTIONS.) The imposition of a market value adjustment may have significant federal income tax consequences. (See FEDERAL TAX MATTERS.)



                           DESCRIPTION OF THE CONTRACT

ISSUANCE OF A CONTRACT

In order to purchase a Contract, application must be made through a representative of CUNA Brokerage Services, Inc. ("CUNA Brokerage") or a representative of a broker-dealer that has a selling agreement with CUNA Brokerage. Applications and initial purchase payments submitted to such sales representatives cannot be processed until the Company receives them from such representatives at the Home Office. Contracts may be sold to or in connection with retirement plans that do not qualify for special tax treatment as well as retirement plans that qualify for special tax treatment under the Code. Neither the Owner nor the Annuitant may be older than age 85 on the Contract Issue Date.

The Company may also be required to provide additional information about an Owner's account to government regulators. In addition, the Company may be required to block an Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans, or death benefits, until instructions are received from the appropriate regulator.

RIGHT TO EXAMINE


The Contract provides for an initial "right to examine" period. The Owner has the right to reject the Contract for any reason within ten days of receiving it. In some states, this period may be longer than 10 days. Depending upon the state of issuance of the Contract, the Owner is subject to market risk during the Right to Examine period.



The Contract may be returned, along with a Written Request, to the Home Office or the sales representative within ten days of receipt. The Company will cancel the Contract and refund the Contract Value or another amount required by law as of the date the Home Office receives a complete Written Request. The refunded Contract Value will reflect the deduction of any Contract charges, unless otherwise required by law. State and/or federal law may provide additional return privileges.


Liability of the Variable Account under this provision is limited to the Contract Value in each Subaccount on the date of revocation. Any additional amounts refunded to the Owner will be paid by the Company.

PURCHASE PAYMENTS

The minimum amount required to purchase a Contract depends upon several factors. The minimum purchase amount the Company must receive during the first 12 months of the Contract is:

$5,000         Except as described below.

$2,000 For Contracts that qualify for special federal income tax treatment under Sections 401, 408, 408A, or 457 of the Code. This category includes qualified pension plans, individual retirement accounts, and certain deferred compensation plans.

$300 For Contracts that qualify for special federal income tax treatment under Section 403(b) of the Code. This category includes tax-sheltered annuities.

The Value of   The value of a Contract exchanged pursuant to Section 1035 of the
a Contract     Code, if the Company approves the transaction prior to the exchange.

$600 For a Contract sold to employees of the Company and its subsidiaries, to employees of CUNA Brokerage and its subsidiaries, and to registered representatives and other persons associated with CUNA Brokerage. This category includes both individual retirement accounts and non-individual retirement accounts.

Unless the minimum purchase amount is paid in full at the time of application, an automatic purchase payment plan must be established to schedule regular payments during the first 12 months of the Contract. Under the Company's automatic purchase payment plan, the Owner can select a monthly payment schedule pursuant to which purchase payments will be automatically deducted from a credit union account, bank account or other source.


The amount paid at the time of application and the regular payment schedule established under the automatic purchase plan must total at least the amount shown above as a minimum purchase amount. For example, if $5,000 is the required minimum purchase amount, a $2,000 payment at the time of application and an automatic payment plan amount of $272.73 a month for the next 11 months would be sufficient. Similarly, if $2,000 is the required minimum purchase amount, an initial purchase payment of $166.74 and an automatic payment plan amount of $166.66 for each of the next 11 months would be sufficient. (Tax law limits the amount of annual contributions that the Company is permitted to accept for an individual requirement account, except in the case of a rollover or transfer.)


The minimum size for an initial purchase payment and subsequent purchase payment is $100, unless the payment is made through an automatic purchase payment plan in which case the minimum size is $25. Purchase payments may be made at any time during the Annuitant's lifetime and before the Payout Date. Additional purchase payments after the initial purchase payment are not required (so long as the minimum purchase amount has been paid).

The Company reserves the right not to accept: (1) purchase payments received after the Contract Anniversary following the Annuitant's 85th birthday, (2) purchase payments of less than $100, (3) purchase payments in excess of $1 million, and (4) if mandated under applicable law.

ALLOCATION OF PURCHASE PAYMENTS

The Company allocates purchase payments to Subaccounts and/or the Fixed Account Option as instructed by the Owner. An allocation to a Subaccount must be for at least 1% of a purchase payment and be in whole percentages. An allocation to the Fixed Account Option must be for at least $1,000. A requested allocation of less than $1,000 to the Fixed Account Option will be transferred to the Money Market Subaccount.


If the application for a Contract is properly completed and is accompanied by all the information necessary to process it, including payment of the initial purchase payment, the initial Net Purchase Payment will be allocated to one or more of the Subaccounts or to the Fixed Account Option within two Valuation Days of receipt by the Company at the Home Office. If the application is not properly completed, the Company reserves the right to retain the purchase payment for up to five Valuation Days while it attempts to complete the application. If information which completes the application if received after 3:00 p.m. Central Time, the initial Net Purchase Payment will be allocated on the next Valuation Day. If the application is not complete at the end of the 5-day period, the Company will inform the applicant of the reason for the delay and the initial purchase payment will be returned immediately, unless the applicant specifically consents to the Company retaining the purchase payment until the application is complete. Once the application is complete, the initial Net Purchase Payment will be allocated as designated by the Owner within two Valuation Days. The Company will process additional purchase payments at the Accumulation Unit value next determined after the Company receives the purchase payments at the Home Office.





CONTRACT VALUE

The Contract Value is the sum of Variable Contract Value, Fixed Contract Value and the value in the Loan Account.

Determining the Variable Contract Value. The Variable Contract Value is determined at the end of each Valuation Period and reflects the investment experience of the selected Subaccounts, after applicable charges. The value will be the total of the values attributable to the Contract in each of the Subaccounts (i.e. Subaccount Value). The Subaccount Values are determined by multiplying that Subaccount's Accumulation Unit value by the number of Accumulation Units.

Determination of Number of Accumulation Units. Any Net Purchase Payment allocated to a Subaccount or Contract Value transferred to a Subaccount is converted into Accumulation Units of that Subaccount. The number of Accumulation Units is determined by dividing the dollar amount being allocated or transferred to a Subaccount by the Accumulation Unit value for that Subaccount. The number of Accumulation Units is increased by additional purchase payments or allocations. The number of Accumulation Units does not change as a result of investment experience.

Any Contract Value transferred, surrendered or deducted from a Subaccount is processed by canceling or liquidating Accumulation Units. The number of Accumulation Units canceled is determined by dividing the dollar amount being removed from a Subaccount by the Accumulation Unit value.

Determination of Accumulation Unit Value. The Accumulation Unit value for a Subaccount is calculated for each Valuation Period by subtracting (2) from (1) and dividing the result by (3), where:

     (1) Is:

          (a) the net assets of the Subaccount as of the end of the Valuation Period;

          (b) plus or minus the net charge or credit with respect to any taxes paid or any amount set aside as a provision for taxes during the Valuation Period.

     (2) The daily charge for mortality and expense risks multiplied by the number of days in the Valuation Period.

     (3) The number of Accumulation Units outstanding as of the end of the Valuation Period.

The value of an Accumulation Unit may increase or decrease as a result of investment experience.

TRANSFER PRIVILEGES

General. Before the Payout Date, the Owner may make transfers between the Subaccounts and the Fixed Account Option as described below.

- Transfers to the Fixed Account Option must be at least $1,000 (lesser amounts received are allocated to the Money Market Subaccount).
-    Transfers are not allowed to the DCA One Year Fixed Period.

- Except for the DCA One Year Fixed Period, transfers out of a Fixed Period are only permitted during the 30-day period before the expiration of that Fixed Period.

- Transfers from the DCA One Year Fixed Period may be made throughout its Fixed Period.

- A minimum monthly transfer to the designated Subaccounts is required from each DCA One Year Fixed Period. If no Subaccounts are designated, the minimum transfer amount will be transferred to the Money Market Subaccount. The minimum transfer amount is the monthly sum that will amortize the DCA One Year Fixed Period on its expiration date.

Amounts transferred to a Subaccount will receive the Accumulation Unit value next determined after the transfer request is received.

No fee is currently charged for transfers but the Company reserves the right to charge $10 for each transfer in excess of 12 in a Contract Year.

Subject to the above, there is currently no limit on the number of transfers that can be made among or between Subaccounts or to or from the Fixed Account Option.

Transfers may be made by Written Request or by telephone.

The Company will send a written confirmation of all transfers made pursuant to telephone instructions. The Company will use reasonable procedures to confirm that telephone instructions are genuine. These procedures may include requiring callers to identify themselves and the Owner or others (e.g., Beneficiary) by name, social security number, date of birth, or other identifying information. There are risks associated with telephone transactions that don't occur if a Written Request is submitted. Anyone authorizing or making telephone requests bears those risks. The Company will not be liable for any liability or losses resulting from unauthorized or allegedly unauthorized telephone requests that the Company believes are genuine. The Company may record telephone requests. The Company reserves the right to suspend telephone (and facsimile) instructions at any time for any class of Contracts for any reason.

Telephone (and facsimile) may not always be available. Any telephone (and facsimile), whether it is yours, your service provider's, your sales representative's, or the Company's, can experience outages or slowdowns for a variety of reasons. For example, telephone communications may not be available due to natural disasters (such as hurricanes or earthquakes), man-made disasters (such as acts of terrorism, computer failures, electrical blackouts, or certain fires), or simply because of a high number of calls (which is likely to occur during periods of high market turbulence). These outages or slowdowns may delay or prevent processing your request. Although the Company has taken precautions to help its systems handle heavy use, it cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to the Home Office.

The Company may modify, restrict, or terminate the transfer privileges at any time for any reason.

Additional Transfer Limitations. Frequent, large, or short-term transfers among Subaccounts, such as those associated with "market timing" transactions, can adversely affect the Funds and the returns achieved by Owners. In particular, such transfers may dilute the value of Fund shares, interfere with the efficient management of the Funds, and increase brokerage and administrative costs of the Funds. These costs are borne by all Owners invested in the Subaccounts, not just those making the transfers.

In order to try to protect Owners and the Funds from potentially harmful trading activity, the Company has certain market timing policies and procedures (the "Market Timing Procedures").

Detection. The Company employs various means in an attempt to detect, deter, and prevent frequent, large, or short-term transfer activity among the Subaccounts that may adversely affect other Owners or Fund shareholders. The Company may vary the Market Timing Procedures with respect to the monitoring of potential harmful trading activity from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. However, the Company will apply the Market Timing Procedures, including any variance in the

Market Timing Procedures by Subaccount, uniformly to all Owners. The Company also coordinates with the Funds to identify potential market timers, and will investigate any patterns of trading behavior identified by Funds that may not have been captured through operation of the Market Timing Procedures.

Please note that despite its best efforts, the Company may not be able to detect nor stop all harmful trading.

Deterrence. Once an Owner has been identified as a "market timer" under the Market Timing Procedures, the Company notifies the Owner that from that date forward, for three months from the date the Company mailed the notification letter, the telephone transfer and withdrawal privilege will be revoked. He or she will only be permitted to make transfers or withdrawals by written request with an original signature conveyed through the U.S. mail or overnight delivery service.

In its sole discretion, the Company may revise the Market Timing Procedures at any time without prior notice as necessary to (i) better detect and deter frequent, large, or short-term transfers that may adversely affect other Owners or Fund shareholders, (ii) comply with state or federal regulatory requirements, or (iii) impose additional or alternate restrictions on market timers (such as dollars or percentage limits on transfers). The Company also reserves the right, to the extent permitted by applicable law, to implement and administer redemption fees imposed by one or more of the Funds in the future. If required by applicable law, the Company may deduct redemption fees imposed by the Funds. Further, to the extent permitted by law, the Company also reserves the right to defer the transfer privilege at any time that it is unable to purchase or redeem shares of the Funds.

The Company currently does not impose redemption fees on transfers, or expressly allow a certain number of transfers in a given period, or limit the size of transfers in a given period. Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than the Company's in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.

The Company's ability to detect and deter such transfer activity is limited by its operational and technological systems, as well as by its ability to predict strategies employed by Owners (or those acting on their behalf) to avoid detection. Accordingly, despite the Company's best efforts, it cannot guarantee that the Market Timing Procedures will detect or deter frequent or harmful transfers by such Owners or intermediaries acting on their behalf. The Company applies the Market Timing Procedures consistently to all Owners without waiver or exception.

Fund Frequent Trading Policies. The Funds have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Funds describe any such policies and procedures. The frequent trading policies and procedures of a Fund may be different, and more or less restrictive, than the frequent trading policies and procedures of other Funds and the polices and procedures the Company has adopted to discourage market timing and other programmed, large, frequent, or short-term transfers.

Omnibus Orders. Owners and other persons with material rights under the Contracts also should be aware that the purchase and redemption orders received by the Funds generally are "omnibus" orders from intermediaries such as retirement plans and separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and individual retirement plan participants. The omnibus nature of these orders may limit each Fund's ability to apply its respective frequent trading policies and procedures. In addition, if a Fund believes that an omnibus order the Company submits may reflect one or more transfer requests from Owners engaged in market timing and other programmed, large, frequent, or short-term transfers, the Fund may reject the entire omnibus order and thereby delay or prevent the Company from implementing your request.

Dollar Cost Averaging. Dollar Cost Averaging is a long-term transfer program that allows you to make regular (monthly, quarterly, semi-annual, or annual) level investments over time. The level investments will purchase more Accumulation Units when their value is lower and fewer units when their value is higher. Over time, the cost per unit averages out to be less than if all purchases had been made at the highest value and greater than if all purchases had been made at the lowest value. If continued over an extended period of time, the dollar-cost averaging method of investment reduces the risk of making purchases only when the price of Accumulation Units is high. It does not guarantee a profit or protect against a loss. The Company reserves the right to stop DCA transfers from the money market subaccount.


Dollar Cost Averaging (DCA) Transfers. Owners may choose to systematically or automatically transfer (on a monthly, quarterly, semi-annual, or annual basis) a specified dollar amount from the Money Market Subaccount to one or more Subaccounts. A minimum monthly amount must be systematically transferred from the DCA One Year Fixed Period to one or more Subaccounts. The minimum monthly transfer amount is the monthly sum that will amortize the DCA One Year Fixed Period on its expiration date.

Portfolio Rebalancing. Owners may instruct the Company to automatically transfer (on a monthly, quarterly, semi-annual, or annual basis) Variable Contract Value between and among specified Subaccounts in order to achieve a particular percentage allocation of Variable Contract Value among the Subaccounts. Owners may start and stop automatic Variable Contract Value rebalancing at any time and may specify any percentage allocation of Contract Value between or among as many Subaccounts as are available at the time the rebalancing is elected. (If an Owner elects automatic Variable Contract Value rebalancing without specifying such percentage allocation(s), the Company will allocate Variable Contract Value in accordance with the Owner's currently effective purchase payment allocation schedule. This is not applicable if the purchase payment allocations include an allocation to the Fixed Account Option.) If the Owners do not specify a frequency for rebalancing, the Company will rebalance quarterly. The Company has the right to stop the portfolio rebalancing programs.



Other Types of Automatic Transfers. Owners may also choose to systematically or automatically transfer (on a monthly, quarterly, semi-annual, or annual basis) Variable Contract Value from one Subaccount to another. Such automatic transfers may be: (1) a specified dollar amount, (2) a specified number of Accumulation Units, (3) a specified percent of Variable Contract Value in a particular Subaccount, or (4) in an amount equal to the excess of a specified amount of Variable Contract Value in a particular Subaccount.



The minimum DCA or automatic transfer amount is the equivalent of $100 per month. If less than $100 remains in the Subaccount or DCA One Year Fixed Period from which transfers are being made, the entire amount will be transferred. The amount transferred to a Subaccount must be at least 1% of the amount transferred and must be stated in whole percentages. Once elected, automatic transfers remain in effect until the earliest of: (1) the Variable Contract Value in the Subaccount or DCA One Year Fixed Period from which transfers are being made is depleted to zero; (2) the Owner cancels the election by Written Request; or (3) for three successive months, the Variable Contract Value in the Subaccount from which transfers are being made has been insufficient to implement the automatic transfer instructions. The Company will notify the Owner when automatic transfer instructions are no longer in effect. There is no additional charge for using automatic transfers. The Company reserves the right to stop the automatic transfer programs.



SURRENDERS (REDEMPTION) AND PARTIAL WITHDRAWALS



Surrenders. At any time on or before the Payout Date, the Owners may surrender the Contract and receive its Surrender Value by Written Request to the Company. The Company will process the surrender at the Accumulation Unit value next determined after the Written Request is received at the Home Office. The Surrender Value will be paid in a lump sum unless the Owners request payment under an Income Payment Option. The Company may apply a market value adjustment and surrender charge upon surrender.



Partial Withdrawals. At any time on or before the Payout Date, an Owner may make withdrawals of the Surrender Value by Written Request. There is no minimum amount which may be withdrawn but the maximum amount is that which would leave the remaining Surrender Value equal to $2,000. A partial withdrawal request that would reduce the Surrender Value to less than $2,000 is treated as a request for a full surrender of the Contract. The Company will process the withdrawal at the Accumulation Unit value next determined after the request is received at the Home Office. The Company may apply a market value adjustment and surrender charge upon partial withdrawal, which will be deducted from the remaining Contract Value.



The Owners may specify the amount of the partial withdrawal to be made from Subaccounts or the Fixed Account Option. If the Owners do not so specify, or if the amount in the designated Subaccounts or the Fixed Account Option is not enough to comply with the request, the partial withdrawal (and any applicable market value adjustment and surrender charge) will be made proportionately from the accounts.


A contingent deferred sales charge may apply to surrenders and partial withdrawals.


Systematic Withdrawals. Owners may elect to receive periodic partial withdrawals under the Company's systematic withdrawal plan. Under the plan, the Company will make partial withdrawals (on a monthly, quarterly, semi-annual, or annual basis) from designated Subaccounts. Such withdrawals must be at least $100 each. Generally Systematic Withdrawals may only be made from Variable Contract Value. Systematic Withdrawals can be made from fixed accounts to satisfy Required Minimum Distributions. This $100 minimum withdrawal requirement may be waived if the withdrawal is necessary to meet the required minimum distribution under the Code. Generally, Owners must be at least age 59 1/2 to participate in the systematic withdrawal plan unless they elect to receive substantially equal periodic payments.

The withdrawals may be: (1) a specified dollar amount, (2) a specified whole number of Accumulation Units, (3) a specified percent of Variable Contract Value in a particular Subaccount, (4) in an amount equal to the excess of a specified amount of Variable Contract Value in a particular Subaccount, and (5) in an amount equal to an Owner's required minimum distribution under the Code.


Participation in the systematic withdrawal plan will terminate on the earliest of the following events: (1) the Variable Contract Value in a Subaccount from which partial withdrawals are being made becomes zero, (2) a termination date specified by the Owners is reached, (3) the Owners request that his or her participation in the plan cease, or (4) a surrender charge would be applicable to amounts being withdrawn (i.e., partial withdrawals under the systematic withdrawal plan may not include amounts subject to the surrender charge). With regard to (4), an Owner may, by Written Request, request that systematic withdrawals continue even though a surrender charge is deducted in connection with such withdrawals. Also with regard to (4), if necessary to meet the required minimum distribution under the Code or if necessary to make substantially equal payments as required under the Code, the Company will continue systematic withdrawals even though a surrender charge is deducted. If any specified fund does not have sufficient value to process a systematic withdrawal request, the request will be processed pro-rata from all funds on the contract. Pro-rata Systematic Withdrawals from the Fixed Account may incur a Market Value Adjustment.


Restrictions on Distributions from Certain Types of Contracts. There are certain restrictions on surrenders of and partial withdrawals from Contracts used as funding vehicles for Code Section 403(b) retirement programs. Section 403(b)(11) of the Code restricts the distribution under Section 403(b) annuity contracts of: (i) elective contributions made in years beginning after December 31, 1988;
(ii) earnings on those contributions; and (iii) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distributions of those amounts may only occur upon the death of the employee, attainment of age 59 1/2, severance from employment, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship. Other restrictions with respect to the election, commencement, or distribution of benefits may apply under Qualified Contracts or under the terms of the plans in respect of which Qualified Contracts are issued.

There are federal income tax consequences to surrenders and partial withdrawals. Owners should consult with their tax adviser. The Company reserves the right to stop offering the systematic withdrawal plan at any time.

CONTRACT LOANS

Owners of Contracts issued in connection with retirement programs meeting the requirements of Section 403(b) of the Code (other than those programs subject to Title 1 of the Employee Retirement Income Security Act of 1974) may borrow from the Company using their Contracts as collateral. Loans are subject to the terms of the Contract, the retirement program and the Code. Loans are described in more detail in the SAI.

DEATH BENEFIT BEFORE THE PAYOUT DATE

Naming different persons as Owner(s), Annuitant(s), and Beneficiary(ies) can have important impacts on whether the death benefit is paid, and on who would receive it. Carefully consider the potential consequences under various scenarios when naming Owners, Annuitants, and Beneficiaries, and consult your sales representative or financial advisor.

Death of an Owner. If any Owner dies before the Payout Date, any surviving Owner becomes the sole Owner. If there is no surviving Owner, the Annuitant becomes the new Owner unless the deceased Owner was also the Annuitant. If the sole deceased Owner was also the Annuitant, then the provisions relating to the death of an Annuitant (described below) will govern unless the deceased Owner was one of two joint Annuitants. In the latter event, the surviving Annuitant becomes the Owner.

The following options are available to a sole surviving Owner or a new Owner:

     (1) If the Owner is the spouse of the deceased Owner, he or she may continue the Contract as the new Owner.

     (2) If the Owner is not the spouse of the deceased Owner he or she may elect, within 60 days of the date the Company receives Due Proof of
          Death:

          (a) to receive the Surrender Value in a single sum within 5 years of the deceased Owner's death; or

          (b) to apply the Surrender Value within 1 year of the deceased Owner's death to one of the Income Payment Options provided that payments under the option are payable over the new Owner's life or over a period not greater than the new Owner's life expectancy.

If he or she does not elect one of the above options, the Company will pay the Surrender Value five years from the date of the deceased Owner's death.

Under any of these options, sole surviving Owners or new Owners may exercise all Ownership rights and privileges from the date of the deceased Owner's death until the date that the Surrender Value is paid.

Death of the Annuitant. If the Annuitant dies before the Payout Date, the Company will pay the death benefit described below to the Beneficiary named by the Owner in a lump sum. (Owners and Beneficiaries also may name successor Beneficiaries.) If there is no surviving Beneficiary, the Company will pay the death benefit to the Owner or the Owner's estate. In lieu of a lump sum payment, the Beneficiary may elect, within 60 days of the date the Company receives Due Proof of Death of the Annuitant, to apply the death benefit to an Income Payment Option. If the Annuitant who is also an Owner dies, the provisions described immediately above apply except that the Beneficiary may only apply the death benefit payment to an Income Payment Option if:

     (1) payments under the option begin within 1 year of the Annuitant's death; and

     (2) payments under the option are payable over the Beneficiary's life or over a period not greater than the Beneficiary's life expectancy.

Basic Death Benefit. If the Annuitant is age 75 or younger on the Contract Date, the basic death benefit is an amount equal to the greater of:

     (1) aggregate Net Purchase Payments made under the Contract less a proportional adjustment for partial withdrawals as of the Valuation Date the Company receives Due Proof of Death; or

     (2) Contract Value as of the Valuation Date the Company receives Due Proof of Death;

For Contracts issued on or after the Annuitant's 76th birthday, the death benefit is equal to the Contract Value as of the date the Company receives Due Proof of the Death. The death benefit will be reduced by any outstanding Loan Amount and any applicable premium taxes not previously deducted. The Contract also offers additional guaranteed death benefit choices as riders to the Contract. These additional choices enhance the death benefit and are available at an additional charge. Please see the Riders section for more details.

PROPORTIONAL ADJUSTMENT FOR PARTIAL WITHDRAWALS

When calculating the death benefit amount, as described above, an adjustment is made to aggregate Net Purchase Payments for partial withdrawals taken from the Contract.

The proportional adjustment for partial withdrawals is calculated by dividing
(1) by (2) and multiplying the result by (3) where:

(1)  Is the partial withdrawal amount;

(2)  Is the Contract Value immediately prior to the partial withdrawal; and

(3) Is the sum of Net Purchase Payments immediately prior to the partial withdrawal less any adjustment for prior partial withdrawals (including any applicable market value adjustments and surrender charges).

                              MISCELLANEOUS MATTERS

PAYMENTS

Any surrender, partial withdrawal, Contract loan, or death benefit usually will be paid within seven days of receipt of a Written Request, any information or documentation reasonably necessary to process the request, and (in the case of a death benefit) receipt and filing of Due Proof of Death. However, payments may be postponed if:

     (1) the New York Stock Exchange is closed, other than customary weekend and holiday closings, or trading on the exchange is restricted as determined by the SEC; or

     (2)  the SEC permits the postponement for the protection of Owners; or

     (3) the SEC determines that an emergency exists that would make the disposal of securities held in the Variable Account or the determination of the value of the Variable Account's net assets not reasonably practicable.

If a recent check or draft has been submitted, the Company has the right to delay payment until it has assured itself that the check or draft has been honored.

The Company has the right to defer payment of any surrender, partial withdrawal, or transfer from the Fixed Account Option for up to six months from the date of receipt of Written Request for such a surrender or transfer. If payment is not made within 30 days after receipt of documentation necessary to complete the transaction, or such shorter period required by a particular jurisdiction, interest will be added to the amount paid from the date of receipt of documentation at 3% or such higher rate required for a particular jurisdiction.

MODIFICATION

Upon notice to the Owner and as permitted by applicable law, the Company may modify the Contract:

(1) to permit the Contract or the Variable Account to comply with any applicable law or regulation issued by a government agency;

(2) to assure continued qualification of the Contract under the Code or other federal or state laws relating to retirement annuities or variable annuity contracts;

(3)  to reflect a change in the operation of the Variable Account;

(4) to combine the Variable Account with any of our other separate accounts and/or create new separate accounts;

(5) to transfer the assets of any Subaccount to any other Subaccount, and to add new Subaccounts and make such Subaccounts available to any class of contracts as we deem appropriate;

(6)  to transfer assets from the Variable Account to another separate account;

(7) to deregister the Variable Account under the 1940 Act if such registration is no longer required;

(8) to operate the Variable Account as a management investment company under the 1940 Act (including managing the Variable Account under the direction of a committee) or in any other form permitted by law;

(9) to restrict or eliminate any voting rights of Owners or other persons having such rights as to the Variable Account; or


(10) to make any other changes to the Variable Account or its operations as may be required by the 1940 Act or other applicable law or regulation.



In the event of most such modifications, the Company will make appropriate endorsement to the Contract.


REPORTS TO OWNERS


At least annually, the Company will mail to address of record, a report setting forth the Contract Value (including the Contract Value in each Subaccount and each Fixed Amount) of the Contract, purchase payments paid and charges deducted since the last report, partial withdrawals made since the last report and any further information required by any applicable law or regulation.



Householding. To reduce service expenses, the Company intends to send only one copy of its reports per household regardless of the number of Owners at the household. However, any Owner may obtain additional reports upon request to the Company.


INQUIRIES

Inquiries regarding a Contract may be made in writing to the Company at its Home Office.

                             INCOME PAYMENT OPTIONS

PAYOUT DATE AND PROCEEDS

The Owner selects the Payout Date. For Non-Qualified Contracts, the Payout Date may not be after the later of the Contract Anniversary following the Annuitant's 85th birthday or 10 years after the Contract Issue Date. For Qualified Contracts, the Payout Date must be no later than the Annuitant's age 70 1/2 or any other date meeting the requirements of the Code.

The Owner may change the Payout Date subject to the following limitations: (1) the Owner's Written Request must be received at the Home Office at least 30 days before the current Payout Date, and (2) the requested Payout Date must be a date that is at least 30 days after receipt of the Written Request.

On the Payout Date, the Payout Proceeds will be applied under the life Income Payment Option with ten years guaranteed, unless the Owner elects to have the proceeds paid under another payment option or to receive the Surrender Value in a lump sum. Unless the Owner instructs the Company otherwise, amounts in the Fixed Account Option will be used to provide a Fixed Income Payment option and amounts in the Variable Account will be used to provide a variable Income Payment Option.

The Payout Proceeds equal the Contract Value:

     (1)  plus or minus any applicable market value adjustment;

     (2) minus any applicable surrender charge if Income Payment Option 1 or Option 2 (with variable Income Payments) are selected;

     (3) minus the pro-rated portion of the annual Contract fee or rider charges (unless the Payout Date falls on the Contract Anniversary);

     (4)  minus any applicable Loan Amount; and

     (5)  minus any applicable premium taxes not yet deducted.

ELECTION OF INCOME PAYMENT OPTIONS

On the Payout Date, the Payout Proceeds will be applied under an available Income Payment Option, unless the Owner elects to receive the Surrender Value in a single sum. If an election of an Income Payment Option is not on file at the Home Office on the Payout Date, the proceeds will be paid as a life income annuity with payments for ten years guaranteed. An Income Payment Option may be elected, revoked, or changed by the Owner at any time before the Payout Date while the Annuitant is living. The election of an option and any revocation or change must be made by Written Request. The Owner may elect to apply any portion of the Payout Proceeds to provide either variable Income Payments or fixed Income Payments or a combination of both.




The Company reserves the right to refuse the election of an Income Payment Option other than paying the Payout Proceeds in a lump sum if the total amount applied to an Income Payment Option would be less than $2,500, or each Income Payment would be less than $20.00.

FIXED INCOME PAYMENTS

Fixed Income Payments are periodic payments from the Company to the designated Payee, the amount of which is fixed and guaranteed by the Company. The amount of each payment depends only on the form and duration of the Income Payment Option chosen, the age of the Annuitant, the gender of the Annuitant (if applicable), the amount applied to purchase the Income Payments and the applicable income purchase rates in the Contract. The income purchase rates in the Contract are based on a minimum guaranteed interest rate of 3.5%. The Company may, in its sole discretion, make Income Payments in an amount based on a higher interest rate.

VARIABLE INCOME PAYMENTS

The dollar amount of the first variable Income Payment is determined in the same manner as that of a fixed Income Payment. Variable Income Payments after the first payment are similar to fixed Income Payments except that the amount of each payment varies to reflect the net investment performance of the Subaccount(s) selected by the Owner or Payee.

The net investment performance of a Subaccount is translated into a variation in the amount of variable Income Payments through the use of Income Units. The amount of the first variable Income Payment associated with each Subaccount is applied to purchase Income Units at the Income Unit value for the Subaccount as of the Payout Date. The number of Income Units of each Subaccount attributable to a Contract then remains fixed unless an exchange of Income Units is made as described below. Each Subaccount has a separate Income Unit value that changes with each Valuation Period in substantially the same manner as do Accumulation Units of the Subaccount.

The dollar value of each variable Income Payment after the first is equal to the sum of the amounts determined by multiplying the number of Income Units by the Income Unit value for the Subaccount for the Valuation Period which ends immediately preceding the date of each such payment. If the net investment return of the Subaccount for a payment period is equal to the pro- rated portion of the 3.5% annual assumed investment rate, the variable Income Payment for that period will equal the payment for the prior period. To the extent that such net investment return exceeds an annualized rate of 3.5% for a payment period, the payment for that period will be greater than the payment for the prior period and to the extent that such return for a period falls short of an annualized rate of 3.5%, the payment for that period will be less than the payment for the prior period.

After the Payout Date, a Payee may change the selected Subaccount(s) by Written Request up to four times per Contract Year. Such a change will be made by exchanging Income Units of one Subaccount for another on an equivalent dollar value basis. See the Statement of Additional Information for examples of Income Unit value calculations and variable Income Payment calculations.

Surrenders and partial withdrawals may be made after the Payout Date, when a variable Income Payment is chosen for a fixed period of time.

DESCRIPTION OF INCOME PAYMENT OPTIONS

Option 1 - Interest Option. (Fixed Income Payments Only) The proceeds are left with the Company to earn interest at a compound annual rate to be determined by the Company but not less than 3.5%. Interest will be paid every month or every 12 months as the Payee selects. Under this option, the Payee may withdraw part or all of the proceeds at any time. This option may not be available in all states.

Option 2 - Installment Option. The proceeds are paid out in monthly installments for a fixed number of years between 5 and 30. In the event of the Payee's death, a successor Payee may receive the payments or may elect to receive the present value of the remaining payments (computed as described in the Contract) in a lump sum. If there is no successor Payee or if the successor Payee dies, the present value of the remaining payments will be paid to the estate of the last surviving Payee.

If variable Income Payments are elected under Option 2, the Payee may elect to receive the commuted value of any remaining payments in a lump sum. The commuted value of the payments will be calculated as described in the Contract.

Option 3A - Life Income Guaranteed Period Certain. The proceeds are paid in monthly installments during the Payee's lifetime with the guarantee that payments will be made for a period of five, ten, fifteen, or twenty years. In the event of the Payee's death before the expiration of the specified number of years, a successor Payee may receive the remaining payments or may elect to receive the present value of the remaining payments (computed as described in the Contract) in a lump sum. If there is no successor Payee or if the successor Payee dies, the present value of the remaining payments will be paid to the estate of the last surviving Payee.

Option 3B - Life Income. The same as Option 3A except that payments are not guaranteed for a specific number of years but only for the lifetime of the Payee. UNDER THIS OPTION, A PAYEE COULD RECEIVE ONLY ONE PAYMENT IF THE PAYEE DIES AFTER THE FIRST PAYMENT, TWO PAYMENTS IF THE PAYEE DIES AFTER THE SECOND PAYMENT, ETC.

Option 4 - Joint and Survivor Life Income - 10 Year Guaranteed Period Certain. The proceeds are paid out in monthly installments for as long as either of two original joint Payees remain alive. If after the second Payee dies, payments have been made for fewer than 10 years, payments will be made to any successor Payee who was not a joint Annuitant or such successor Payee may elect to receive the present value of the remaining payments (computed as described in the Contract) in a lump sum. If there is no such successor Payee or if the successor Payee dies, the present value of the remaining payments will be paid to the estate of the last surviving Payee. In addition to the 10 year guaranteed period certain, the Company currently makes additional periods certain available under this option, including period certain of 5 years, 15 years, and 20 years.

The minimum amount of each fixed payment and the initial payment amount for variable Income Payment Options will be determined from the tables in the Contract that apply to the particular option using the Payee's age (and if applicable, gender). Age will be determined from the last birthday at the due date of the first payment.

Option 5 -Life Income - Payments Adjusted For Inflation - Guaranteed Period Certain (Fixed Annuity Payments Only). The proceeds adjusted for inflation as described below are paid in monthly installments during the Payee's lifetime with the guarantee that payments will be made for a period of ten years or twenty years. In the event of the Payee's death before the expiration of the specified number of years, a successor Payee may receive the remaining payments or may elect to receive the present value of the remaining payments (computed as described in the Contract) in a lump sum. If there is no successor Payee or if the successor Payee dies, the present value of the remaining payments will be paid to the estate of the last surviving Payee.

Option 6 - Joint and Survivor Life Income - Payments Adjusted For Inflation - 10 year Guaranteed Period Certain (Fixed Annuity Payments Only). The proceeds adjusted for inflation as described below are paid out in monthly installments for as long as either of two joint Payees (Annuitants) remain alive. If after the second Payee dies, payments have been made for fewer than 10 years, payments will be made to any successor Payee who was not a joint Annuitant or such successor Payee may elect to receive the present value of the remaining payments (computed as described in the Contract) in a lump sum. If there is no such successor Payee or if the successor Payee dies, the present value of the remaining payments will be paid to the estate of the last surviving Payee. In addition to the 10 year guaranteed period certain, the Company currently makes additional periods certain available under this option, including periods certain of 5 years, 15 years, and 20 years.

Option 7 -Life Income - Payments Adjusted For Inflation - Lifetime Payout with Cash Refund (Fixed Annuity Payments Only). The Company will pay monthly annuity payments adjusted for inflation as described below for as long as the original Payee lives. The total amount paid under this option will be at least equal to the Contract Value applied. If the original Payee dies and the total of all annuity payments paid is less than the Contract Value applied to this option, the difference will be payable to the successor Payee in a lump sum. If there is no successor Payee, it will be payable to the Payee's estate.


Option 8 - Joint and Survivor Life Income - Payments Adjusted For Inflation - Lifetime Payout with Cash Refund (Fixed Annuity Payments Only). The Company will pay monthly annuity payments adjusted for inflation as described below for as long as either of the original Payees is living. The total amount paid under this option will be at least equal to the Contract Value applied. If at the death of the second surviving Payee, the total of all annuity payments paid is less than the Contract Value applied to this option, the difference will be payable to the successor Payee in a lump sum. If there is no successor Payee, it will be payable to the last surviving Payee's estate.


Adjustments for Inflation. For Options 5, 6, 7, and 8, Income Payments will be adjusted for inflation at the beginning of each calendar year. The adjustment is based on the percentage increase in the Consumer Price Index - Urban Wage Earners and Clerical Workers (Current Series) for the 12-month period ended September 30 of the prior calendar year. If the change in the index is negative, no adjustment will be made. If the CPI-W is discontinued, a substitute index will be used. Such substitute index may be subject to approval by your state insurance department. The Company reserves the right to discontinue offering settlement options 5, 6, 7, and 8 if the U.S. Treasury Department no longer issues new Treasury Inflation Protection Securities.

Alternate Payment Option. In lieu of one of the above options, the Payout Proceeds or death benefit, as applicable, may be applied to any other payment option made available by the Company or requested and agreed to by the Company.

DEATH BENEFIT AFTER THE PAYOUT DATE


If an Owner dies after the Payout Date, any surviving Owner becomes the sole Owner. If there is no surviving Owner, the successor Payee becomes the new Owner. If there is no successor Payee, The surviving annuitant becomes the new Owner. Such Owners will have the rights of Owners after the Payout Date, including the right to name successor Payees if the deceased Owner had not previously done so. The death of an Annuitant after the Payout Date will have the effect stated in the Income Payment Option pursuant to which Income Payments are being made.


                             CHARGES AND DEDUCTIONS

MORTALITY AND EXPENSE RISK CHARGES

The Company deducts a mortality and expense risk charge from the Variable Account. The charges are computed and deducted on a daily basis, and are equal to an annual rate of 1.15% of the average daily net assets of the Variable Account.

The mortality risk the Company assumes is that Annuitants may live for a longer period of time than estimated when the guarantees in the Contract were established. Because of these guarantees, each Payee is assured that longevity will not have an adverse effect on the Income Payments received. The mortality risk that the Company assumes also includes a guarantee to pay a death benefit if the Annuitant dies before the Payout Date. The expense risk that the Company assumes is the risk that the administrative fees and transfer fees (if imposed) may be insufficient to cover actual future expenses.

The Company may use any profits from this charge to finance other expenses, including expenses incurred in the administration of the Contracts and distribution expenses related to the Contracts, or for any other purpose.

FUND EXPENSES

Because the Variable Account purchases shares of the Funds, the net assets of the Variable Account will reflect the investment management fees and other operating expenses incurred by such Funds. A more detailed description of these fees and expenses may be found in the Funds' prospectus, which follows this Prospectus. Please note that the Funds and their investment adviser are affiliated with the Company. In addition, as discussed under "Servicing Fees" above, the Funds pay the Company for providing certain administrative services.

SURRENDER CHARGE (CONTINGENT DEFERRED SALES CHARGE)

Charge for Partial Withdrawal or Surrender. No sales charge deduction is made from purchase payments when amounts are deposited into the Contracts. However, if any amount is withdrawn or surrendered within seven years of being received by the Company, the Company will withdraw the amount requested and deduct a surrender charge from the remaining Contract Value. The Company deducts a surrender charge to compensate it for the distribution costs when Owners surrender or withdraw before distribution costs have been recovered.

The surrender charge is calculated by multiplying the applicable charge percentage (as shown below) by the amount of purchase payments surrendered. This means that you would pay the same charge at the time of withdrawal or surrender regardless of whether your Contract Value has increased or decreased. There is no surrender charge for withdrawal of Contract Value in excess of aggregate purchase payments (less withdrawals of such payments). The surrender charge is calculated using the assumption that all Contract Value in excess of aggregate purchase payments (less withdrawals of such payments) is surrendered before any purchase payments and that purchase payments are surrendered on a first-in-first-out basis.

Number of Full Years       Charge as a
Between Date of Purchase   Percentage
Payment and Date           of Purchase
Of Surrender               Payment
------------------------   -----------
            0                   7%
            1                   6%
            2                   5%
            3                   4%
            4                   3%
            5                   2%
            6                   1%
            7 +                 0%

(In Oregon, the charge is 6% before 1 year.)

Amounts Not Subject to Surrender Charge. In each Contract Year, up to 10% of an amount equal to the aggregate purchase payments still subject to a surrender charge (computed at the time of the withdrawal or surrender) may be withdrawn or surrendered during that year without a surrender charge. Any amounts surrendered or withdrawn in excess of this 10% will be assessed a surrender charge. This right is not cumulative from Contract Year to Contract Year.


Waiver of Market Value Adjustment and Surrender Charge. In most states, the Contract Provides that, upon Written Request from the Owner before the Payout Date, the surrender change and any applicable market value adjustment will be waived on one partial withdrawal or surrender if the Annuitant is:


     (1) confined to nursing home or hospital after the Contract is issued (as described in the Contract); or

     (2) becomes terminally ill after the Contract is issued (as described in the Contract); or

     (3) becomes unemployed at least one year after the Contract is issued, has received unemployment compensation for at least 30 days and is receiving it at the time of the withdrawal or surrender (as described in the Contract); or

     (4) the Annuitant's primary residence is located in an area that is declared a presidential disaster area and $50,000 of damage is sustained to the residence as a result of the disaster and after the Contract is issued (as described in the Contract).

The waiver is not available in some states, and, therefore, is not described in Contracts issued in those states. The terms under which the surrender charge and any applicable market value adjustment will be waived may vary in some states and are described in Contracts issued in those states. This benefit may be exercised only one time.

ANNUAL CONTRACT FEE


On each Contract Anniversary before the Payout Date, the Company deducts an annual Contract fee of $30 to pay for administrative expenses. The fee is deducted from each Subaccount and from the Fixed Account Option based on a proportional basis. The Company reserves the right to deduct the contract fee upon surrender of a Contract on a date other than a Contract Anniversary. A pro-rated portion of the fee is deducted upon application to an Income Payout Option. After the Payout Date, the annual Contract fee is deducted from variable Income Payments.

The Company does not deduct the annual Contract fee on Contracts with a Contract Value of $25,000 or more on the Contract Anniversary. The Contract fee will not be charged after the Payout Date when a Contract with a Contract Value of $25,000 or more has been applied to an Income Payment Option.

TRANSFER PROCESSING FEE


Currently no fee is charged for transfers. However, the Company reserves the right to charge $10 for the 13th transfer and each additional transfer during a Contract Year to compensate it for transfer processing costs. The transfer charge is not applicable to transfers from the DCA One Year Fixed Period. Each request is considered to be one transfer, regardless of the number of Subaccounts or Fixed Amounts affected by the transfer. The transfer fee is deducted from the account from which the transfer is made. If a transfer is made from more than one account at the same time, the transfer fee is deducted pro-rata from the accounts. Automatic transfers, including Dollar Cost Averaging, do not count against the twelve free transfers.



DUPLICATE CONTRACT CHARGE



You can obtain a summary of your Contract at no charge. There will be a $30 charge for a duplicate Contract. In addition, a Written Request is needed to request a duplicate Contract.


PREMIUM TAXES

Various states and other governmental entities levy a premium tax on annuity contracts issued by insurance companies. Premium tax rates currently range from 0% to 3.5%. This range is subject to change. If premium taxes are applicable to a Contract, the jurisdiction may require payment (a) from purchase payments as they are received, (b) from Contract Value upon withdrawal or surrender, (c) from Payout Proceeds upon application to an income payment option, or (d) upon payment of a death benefit. The Company will forward payment to the taxing jurisdiction when required by law. Although the Company reserves the right to deduct premium taxes at the time such taxes are paid to the taxing authority, currently the Company does not deduct premium tax unless the Contract is annuitized.

OTHER TAXES

Currently, no charge is made against the Variable Account for any federal, state or local taxes (other than premium taxes) that the Company incurs or that may be attributable to the Variable Account or the Contracts. The Company may, however, make such a charge in the future from Surrender Value, death benefits or Income Payments, as appropriate.

LOAN INTEREST CHARGE

While a loan is outstanding, loan interest is payable at the end of each Contract Year or, if earlier, on the date of loan repayment, surrender, termination, or death of the Annuitant.

Loan interest is charged in arrears on the amount of an outstanding loan. Loan interest that is unpaid when due will be added to the amount of the loan at the end of each Contract Year and will bear interest at the same rate.

The Company charges an annual interest rate of 6.5% on loans. After offsetting the 3.00% interest the Company guarantees it will credit to the Loan Account, the maximum guaranteed net cost of loans is 3.50% (annually).

ENHANCED DEATH BENEFIT RIDER CHARGES

For Contracts issued prior to May 1, 2003, each of the three enhanced death benefit riders will carry an annual charge of 0.15% of average monthly Contract Value for the prior year. For Contracts issued after May 1, 2003, the 5% Annual Guarantee Death Benefit rider will carry an annual charge of 0.20% of average monthly Contract Value for the prior year. The other death benefit riders will carry an annual charge of 0.15% of average monthly Contract value for the prior year. These charges, which are intended to compensate the Company for the costs and risks assumed by the Company in providing the riders, will be assessed on each Contract Anniversary. The charge will be based on the average monthly Contract Value for the previous 12 months. The charge will be deducted from the Subaccounts and Fixed Amounts on a pro-rata basis. A pro-rata portion of this charge will be deducted upon surrender if the Contract is surrendered on a date other than the Contract Anniversary.

ENDORSEMENT CHARGES

Currently there is no charge for the Income Payment Increase Endorsement; however, the Company reserves the right to charge up to $150 for the endorsement. If a charge is assessed, it will be deducted from the additional amount received before it is added to the Contract Value applied to the Income Payment Option.


The Company also reserves the right to charge a fee, not to exceed $150 for each partial withdrawal or surrender if the surrender charges are waived under the Executive Benefits Plan Endorsement during the first two Contract Years. This fee is intended to offset expenses incurred in providing the endorsement. If a fee is imposed, this fee will be deducted from the Contract Value at the time of the surrender or partial withdrawal.


Generally, there is no charge for the Change of Annuitant Endorsement, however, if the Owner exercises the rights under this endorsement during the first two Contract Years, the Company reserves the right to charge up to $150 to offset the Company's expenses incurred in connection with the endorsement. If a fee is imposed, this fee will be deducted from the Contract Value at the tie of the surrender or partial withdrawal. The Change of Annuitant Endorsement is subject to a number of conditions.

                             RIDERS AND ENDORSEMENTS

If the Owner elects one of the following enhanced death benefit riders or endorsements, the death benefit will be paid as described above under the heading "Death Benefit Before the Payout Date," and will be calculated as set for below. The Company assesses a charge for each of the riders.

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

This rider provides a minimum death benefit prior to the Payout Date equal to the Maximum Anniversary Value (as described below) less any Loan Amounts and premium taxes not previously deducted. On the issue date, the Maximum Anniversary Value is equal to the initial Net Purchase Payment. After the issue date, the Maximum Anniversary Value will be calculated on three different dates:

(1)  the date an additional purchase payment is received by the Company,

(2)  the date of payment of a partial withdrawal, and

(3)  on each Contract Anniversary.

When a purchase payment is received, the Maximum Anniversary Value is equal to the most recently calculated Maximum Anniversary Value plus the Net Purchase Payment. When a partial withdrawal is paid, the Maximum Anniversary Value is equal to the most recently calculated maximum anniversary value less an adjustment for the partial withdrawal. The adjustment for each partial withdrawal is (1) divided by (2) with the result multiplied by (3) where:

(1)  is the partial withdrawal amount;

(2)  is the Contract Value immediately prior to the partial withdrawal; and

(3) is the most recently calculated Maximum Anniversary Value less any adjustments for prior partial withdrawals (including any applicable market value adjustments and surrender charges).

This rider is available for Annuitants age 75 or less on the issue date. This rider may not be available in all states.

5% ANNUAL GUARANTEE DEATH BENEFIT

This rider provides a minimum death benefit prior to the Payout Date equal to the 5% Annual Guarantee Death Benefit less any Loan Amounts and premium taxes not previously deducted. On the issue date the 5% Annual Guarantee Value is equal to the initial Net Purchase Payment. Thereafter, the 5% Annual Guarantee Value on each Contract Anniversary is the lessor of:

(1) the sum of all Net Purchase Payments received minus an adjustment for partial withdrawals plus interest compounded at a 5% annual effective rate; or

(2)  200% of all Net Purchase Payments received.

The adjustment for each partial withdrawal is equal to (1) divided by (2) with the result multiplied by (3) where:

(1)  is the partial withdrawal amount;

(2)  is the Contract Value immediately prior to the withdrawal; and

(3) is the 5% Annual Guarantee Death Benefit immediately prior to the withdrawal, less any adjustments for earlier withdrawals (including any applicable market value adjustments and surrender charges).

This rider is available for Annuitants age 75 or less on the issue date. This rider may not be available in all states.

MINIMUM DEATH BENEFIT GUARANTEE RIDER

This rider provides a minimum death benefit prior to the Payout Date equal to the greater of:

(1)  the death benefit proceeds provided by the Contract;

(2) the death benefit proceeds provided by any other rider attached to the Contract; or

(3) the Minimum Death Benefit Guarantee Proceeds, as such term is defined below, as of the date Due Proof of Death is received.

The death benefit proceeds described above will be reduced by any Loan Amount and any applicable premium taxes not previously deducted.

The Minimum Death Benefit Guarantee Proceeds are equal to the greater of (a) or
(b), where

     a = the sum of your Net Purchase Payments made as of the date Due Proof of Death is received, minus an adjustment for each partial withdrawal made as of the date Due Proof of Death is received, equal to (1) divided by (2), with the result multiplied by (3) where:

     (1)  = the partial withdrawal amount;

     (2)  = the Contract Value immediately prior to the partial withdrawal; and

     (3) = the sum of your Net Purchase Payments immediately prior to the partial withdrawal, less any adjustments for prior partial withdrawals (including any applicable market value adjustments and surrender charges).

     b = The Contract Value as of the date Due Proof of Death is received.

This rider is available for Annuitants age 76 or greater on the issue date. This rider may not be available in all states.

EXECUTIVE BENEFITS PLAN ENDORSEMENT

The Company also offers an Executive Benefits Plan Endorsement in conjunction with certain deferred compensation plans. The executive benefits plan endorsement waives the surrender charges on the Contract subject to certain conditions. The Executive Benefits Plan Endorsement may not be available in all states.

CHANGE OF ANNUITANT ENDORSEMENT


The Company offers a Change of Annuitant Endorsement in conjunction with certain deferred compensation plans. This endorsement permits an Owner that is a business or trust to change the Annuitant at any time when the current Annuitant is alive provided that both the current Annuitant and new Annuitant are selected managers or highly compensated employees of the Owner.


INCOME PAYMENT INCREASE ENDORSEMENT

The Company offers an Income Payment Increase Endorsement on this contract. Under this endorsement and subject to the conditions described in endorsement, you may increase the Income Payment under any Income Payout Option (other than Income Payout Option 1) by sending the Company an additional payment of up to $1 million with your Written Request electing an Income Payout Option. The Company deducts any Premium Taxes from the additional payment and the additional amount is added to the Contract Value applied to the Income Payout Option.

                          DISTRIBUTION OF THE CONTRACT

The Company has entered into a distribution agreement with its affiliate, CUNA Brokerage Services, Inc. ("CUNA Brokerage"), for the distribution and sale of the Contract. CUNA Brokerage offers the Contract through its sales representatives. CUNA Brokerage may also enter into selling agreements with other broker-dealers ("selling firms") for the sale of the Contract. Sales representatives of selling firms who may or may not be associated persons of CUNA Brokerage. The Company pays commissions to CUNA Brokerage for sales of the Contract by its sales representatives as well as selling firms. The investment adviser and other service providers for, or affiliates of, the Funds may, from time to time make payments for services to CUNA Brokerage.

The maximum concession payable for Contract sales by CUNA Brokerage's sales representatives is 7.25% of purchase payments. The Company and/or one or more of its affiliates may also pay for CUNA Brokerage's operating and other expenses, including the following sales expenses: sales representative training allowances; compensation and bonuses for CUNA Brokerage's management team; advertising expenses; and all other expenses of distributing the Contract. CUNA Brokerage pays its sales representatives a portion of the compensation received for their sales of Contract. Sales representatives and their managers may also be eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation items that the Company and/or one or more of its affiliates may provide. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. In addition, CUNA Brokerage's sales representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation. Sales of the Contract may help sales representatives and/or their managers qualify for such benefits. CUNA Brokerage's sales representatives and managers may receive other payments from the Company for services that do not directly involve the sale of the Contract, including payments made for the recruitment and training of personnel, production of promotional literature and similar services.


The maximum compensation payable for Contract sales by selling firms is 7.25% of purchase payments. Some selling firms may elect to receive less compensation when a purchase payment is made along with an annual/ quarterly payment based on Contract value for so long as the Contract remains in effect. Certain selling firms may receive additional amounts for: (1) sales promotions relating to the Contract; (2) costs associated with sales conferences and educational seminars for their sales representatives, and; (3) other sales expenses incurred by them. Bonus payments may be paid to certain selling firms based on aggregate sales of the Company's variable insurance contracts (including the Contract) or persistency standards. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms. The amount paid during 2005 to such selling firms under such arrangements was $10,000 in total.


A portion of the compensation paid to selling firms may be passed on to their sales representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your purchase of a Contract.

Compensation and other incentives or payments described above are not charged directly to Owners or the Variable Account. The Company intends to recoup compensation and other sales expenses through fees and charges deducted under the Contract.

                               FEDERAL TAX MATTERS

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE

INTRODUCTION

This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under the Contract. Any person concerned about specific tax implications should consult a competent tax adviser before making a transaction. This discussion is based upon the Company's understanding of the present federal income tax laws, as they are currently interpreted by the Internal Revenue Service ("IRS"). No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the IRS. Moreover, no attempt has been made to consider any applicable state or other tax laws.

The Contract may be purchased on a non-qualified basis or purchased and used in connection with plans qualifying for favorable tax treatment. The Qualified Contract is designed for use by individuals whose purchase payments are comprised solely of proceeds from and/or contributions under retirement plans which are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(b), 408, 408A or 457 of the Code. The ultimate effect of federal income taxes on the amounts held under a Contract, or Income Payments, and on the economic benefit to the Owner, the Annuitant, or the Beneficiary depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on the Company's tax status. In addition, certain requirements must be satisfied in purchasing a Qualified Contract with proceeds from a tax-qualified plan and receiving distributions from a Qualified Contract in order to continue receiving favorable tax treatment. Therefore, purchasers of Qualified Contracts should seek competent legal and tax advice regarding the suitability of a Contract for their situation, the applicable requirements, and the tax treatment of the rights and benefits of a Contract. The following discussion assumes that Qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

TAX STATUS OF THE CONTRACT

Diversification Requirements. Section 817(h) of the Code provides that separate account investment underlying a contract must be "adequately diversified" in accordance with Treasury regulations in order for the contract to qualify as an annuity contract under Section

72 of the Code. The Variable Account, through each Fund, intends to comply with the diversification requirements prescribed in regulations under Section 817(h) of the Code, which affect how the assets in the various Subaccounts may be invested. Although the Company does not have direct control over the Funds in which the Variable Account invests, the Company believes that each Fund in which the Variable Account owns shares will meet the diversification requirements, and therefore, the Contract will be treated as an annuity contract under the Code.

Owner Control. In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is a limited guidance in this area, and some features of the Contract, such as flexibility of an owner to allocate premium payments and transfer amounts among the investment divisions of the separate account, have not been explicitly addressed in published rulings. While the Company believes that the Contract does not give Owners investment control over separate account assets, the Company reserves the right to modify the Contract as necessary to prevent an Owner from being treated as the owner of the separate account assets supporting the Contract.

Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to provide that: (a) if any Owner dies on or after the Payout Date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner's death; and (b) if any Owner dies prior to the Payout Date, the entire interest in the contract will be distributed within five years after the date of the Owner's death. These requirements will be considered satisfied as to any portion of the Owner's interest which is payable to or for the benefit of a "designated Beneficiary" and which is distributed over the life of such Annuitant or over a period not extending beyond the life expectancy of that Annuitant, provided that such distributions begin within one year of that Owner's death. The Owner's "designated Beneficiary" is the person designated by such Owner as an Annuitant and to whom ownership of the contract passes by reason of death and must be a natural person. However, if the Owner's "designated Beneficiary" is the surviving spouse of the Owner, the contract may be continued with the surviving spouse as the new Owner.

The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. The Company intends to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

TAXATION OF ANNUITIES

The following discussion assumes that the Contracts will qualify as annuity contracts for federal income tax purposes.

In General. Section 72 of the Code governs taxation of annuities in general. The Company believes that an Owner who is a natural person is not taxed on increases in the value of a Contract until distribution occurs by withdrawing all or part of the Contract Value (e.g., partial withdrawals and surrenders) or as Income Payments under the payment option elected. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Contract Value (and in the case of a Qualified Contract, any portion of an interest in the qualified plan) generally will be treated as a distribution. The taxable portion of a distribution (in the form of a single sum payment or payment option) is taxable as ordinary income.

Any annuity Owner who is not a natural person generally must include in income any increase in the excess of the Contract Value over the "investment in the contract" during the taxable year. There are some exceptions to this rule, and a prospective Owner that is not a natural person may wish to discuss these with a competent tax adviser.

The following discussion generally applies to Contracts owned by natural persons.

Partial Withdrawals and Surrenders. In the case of a partial withdrawal from a Qualified Contract, under Section 72(e) of the Code, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the participant's total accrued benefit or balance under the retirement plan. The "investment in the contract" generally equals the portion, if any, of any purchase payments paid by or on behalf of the individual under a Contract which were not excluded from the individual's gross income. For Contracts issued in connection with qualified plans, the "investment in the contract" can be zero. Special tax rules may be available for certain distributions from Qualified Contracts.


In the case of a partial withdrawal (including systematic withdrawals) from a Non-Qualified Contract, under

Section 72(e), any amounts received are generally first treated as taxable income to the extent that the Contract Value immediately before the partial withdrawal exceeds the "investment in the contract" at that time. Any additional amount withdrawn is not taxable. The Contract Value immediately before a partial withdrawal may have to be increased by any positive market value adjustment which results from such a withdrawal. There is, however, no definitive guidance on the proper tax treatment of market value adjustments, and the Owner should contact a competent tax adviser with respect to the potential tax consequences of a market value adjustment.

In the case of a full surrender under a Qualified or Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the "investment in the contract."

Section 1035 of the Code generally provides that no gain or loss shall be recognized on the exchange of one annuity contract for another. Special rules and procedures apply to Section 1035 transactions. Prospective Owners wishing to take advantage of Section 1035 should consult their tax adviser.

Income Payments. Tax consequences may vary depending on the payment option elected under an annuity contract. Generally, under Code Section 72(b), (prior to recovery of the investment in the Contract) taxable income does not include that part of any amount received as an annuity under an annuity contract that bears the same ratio to such amount as the investment in the contract bears to the expected return at the annuity starting date. For variable Income Payments, the taxable portion is generally determined by an equation that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the "investment in the contract" by the total number of expected periodic payments. However, the entire distribution will be taxable once the recipient has recovered the dollar amount of his or her "investment in the contract." For fixed Income Payments, in general, there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the Income Payments for the term of the payments; however, the remainder of each Income Payment is taxable until the recovery of the investment in the contract, and thereafter the full amount of each Income Payment is taxable. If death occurs before full recovery of the investment in the contract, the unrecovered amount may be deducted on the Annuitant's final tax return.

Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of the death of the Owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract or (ii) if distributed under a payment option, they are taxed in the same way as Income Payments.

Penalty Tax on Certain Withdrawals. In the case of a distribution pursuant to a Non-Qualified Contract, there may be imposed a federal penalty tax equal to 10% of the amount treated as taxable income. In general, however, there is no penalty on distributions:

     (1)  made on or after the taxpayer reaches age 59 1/2;

     (2) made on or after the death of the holder (or if the holder is not an individual, the death of the primary Annuitant);

     (3)  attributable to the taxpayer's becoming disabled;

     (4) as part of a series of substantially equal periodic payments not less frequently than annually for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and the designated Beneficiary;

     (5) made under certain annuities issued in connection with structured settlement agreements; and

     (6) made under an annuity contract that is purchased with a single purchase payment when the Payout Date is no later than a year from purchase of the annuity and substantially equal periodic payments are made not less frequently than annually during the Income Payment period.

Other tax penalties may apply to certain distributions under a Qualified
Contract.

Possible Changes in Taxation. Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective prior to the date of the change). A tax adviser should be consulted with respect to legislative developments and their effect on the Contract.

The Company has the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Owners currently receive.

SEPARATE ACCOUNT CHARGES

It is possible that the Internal Revenue Service may take a position that rider charges are deemed to be taxable distributions to you. Although the Company does not believe that a rider charge under the Contract should be treated as a taxable withdrawal, you should consult your tax advisor prior to selecting any rider or endorsement under the Contract.

TRANSFERS, ASSIGNMENTS, OR EXCHANGES OF A CONTRACT

A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Owner, the selection of certain Payout Dates or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such actions should contact a competent tax adviser with respect to the potential tax effects.

WITHHOLDING

Distributions from Contracts generally are subject to withholding for the Owner's federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect to not have tax withheld from distributions.


"Taxable eligible rollover distributions" from section 401(a) plans, section 403(b) tax-sheltered annuities, and section 457(b) governmental plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution from such a plan to an employee (or employee's spouse or former spouse as beneficiary or alternate payee), except certain distributions such as distributions required by the Code, hardship distributions, or distributions in a specified annuity form. The 20% withholding does not apply, however, if the Owner chooses a "direct rollover" from the plan to another tax-qualified plan, IRA, 403(b) tax-sheltered annuity, or to a governmental section 457(b) plan that agrees to separately account for rollover contributions.


MULTIPLE CONTRACTS

All non-qualified deferred annuity Contracts that are issued by the Company (or its affiliates) to the same Owner during any calendar year are treated as one annuity Contract for purposes of determining the amount includable in gross income under Section 72(e). In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Section 72(e) through the serial purchase of annuity contracts or otherwise. There may also be other situations in which the Treasury may conclude that it would be appropriate to aggregate two or more annuity Contracts purchased by the same Owner. Accordingly, an Owner should consult a competent tax adviser before purchasing more than one annuity Contract.

TAXATION OF QUALIFIED PLANS

The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Owners, the Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but the Company shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's Contract administration procedures. Brief descriptions follow of the various types of qualified retirement plans in connection with a Contract. The Company will amend the Contract as necessary to conform it to the requirements of such plans.


For qualified plans under Section 401(a), 403(b), and eligible plans under 457(b), the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the Owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent Owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the Owner (or plan participant) reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the Owner (or plan participant) reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time prior to the Owner's death.



Corporate Pension and Profit Sharing Plans and H.R. 10 Plans. Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees.

These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.

The Contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the Contract Value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax adviser.

Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." IRA contributions are limited each year to the lesser of a limit specified in the Code or 100% of the compensation includible in the Owner's gross income and may be deductible in whole or in part depending on the individual's income. Distributions from certain other types of qualified plans, however, may be "rolled over" on a tax-deferred basis into an IRA without regard to this limit. Earnings in an IRA are not taxed while held in the IRA. All amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are also subject to a 10% penalty tax. Sales of the Contract for use with IRAs may be subject to special requirements of the Internal Revenue Service. The Internal Revenue Service has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with IRA qualifications requirements.


Roth IRAs. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA up to the lesser of a limit specified in the Code or 100% of compensation includible in the Owner's gross income for the year. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% federal penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.


Simplified Employee Pension (SEP) IRAs. Employers may establish Simplified Employee Pension (SEP) IRAs under Code section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general Code rules governing IRAs, such plans are subject to certain Code requirements regarding participation and amounts of contributions.

Tax Sheltered Annuities. Section 403(b) of the Code allows employees of certain
Section 501(c)(3) organizations and public schools to exclude from their gross income the purchase payments paid, within certain limits, on a Contract that will provide an annuity for the employee's retirement. These purchase payments may be subject to FICA (Social Security) taxes. Owners of certain Section 403(b) annuities may receive Contract loans. Contract loans that satisfy certain requirements with respect to Loan Amount and repayment are not treated as taxable distributions. If these requirements are not satisfied, or if the Contract terminates while a loan is outstanding, the loan balance will be treated as a taxable distribution and may be subject to penalty tax, and the treatment of the Contract under Section 403(b) may be adversely affected. Owners should seek competent advice before requesting a Contract loan. The Contract includes a death benefit that in some cases may exceed the greater of the Purchase Payments or the Contract Value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax adviser.


Certain Deferred Compensation Plans. Code Section 457 provides for certain deferred compensation plans. These plans may be offered with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax-exempt organizations. These plans are subject to various restrictions on contributions and distributions. The plans may permit participants to specify the form of investment for their deferred compensation account. Under a non- governmental plan, all investments, however, are owned by the sponsoring employer and are subject to the claims of the general creditors of the employer. Depending on the terms of the particular plan, a non-governmental employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations.

POSSIBLE CHARGE FOR THE COMPANY'S TAXES

At the present time, the Company makes no charge to the Subaccounts for any Federal, state, or local taxes that the Company incurs which may be attributable to such Subaccounts or the Contracts. The Company, however, reserves the right in the future to make a charge for any such tax or other economic burden resulting from the application of the tax laws that it determines to be properly attributable to the Subaccounts or to the Contracts.

OTHER TAX CONSEQUENCES

As noted above, the foregoing comments about the Federal tax consequences under these Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this Prospectus.


Federal Estate Taxes. While no attempt is being made to discuss the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Further, the Federal income tax consequences discussed herein reflect the Company's understanding of current law and the law may change. Federal estate and state and local estate, inheritance and of distributions under a Contract depend on the individual circumstances of each Owner or recipient of the distribution. A competent tax adviser should be consulted for further information.


Generation-skipping Transfer Tax. Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

Annuity Purchases by Residents of Puerto Rico. In Rev. Rul. 2004-75, 2004-31 I.R.B. 109, the Internal Revenue Service recently announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

Annuity Purchases by Nonresident Aliens and Foreign Corporations. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies.

In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

                                LEGAL PROCEEDINGS

The Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are not pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Separate Account, the Company, or the principal underwriter of the Contract.

                              FINANCIAL STATEMENTS


The Company's financial statements and the financial statements of the Variable Account are contained in the Statement of Additional Information ("SAI"). The Company's financial statements should be distinguished from the Variable Account's financial statements and you should consider the Company's financial statements only as bearing upon its ability to meet its obligations under the Policies. For a free copy of these financial statements and/or the SAI, please the Company at the Home Office.

                        APPENDIX A - FINANCIAL HIGHLIGHTS


The following information is derived from the financial statements of the Variable Account. The financial statements are included in the Statement of Additional Information. The table below gives per unit information about the financial history of each Subaccount for the fiscal years ended December 31, 2005, 2004, 2003, 2002, 2001 and 2000. The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Funds and the assessment of various charges.



MONEY MARKET SUBACCOUNT                           2005         2004          2003          2002         2001        2000
-----------------------                        ----------   ----------    ----------    ----------   ----------   -------
Unit fair value:
Beginning of period                            $    10.28   $    10.31    $    10.35    $    10.32   $    10.06   $ 10.00*
End of period                                       10.45        10.28         10.31         10.35        10.32     10.06
Percentage increase in unit value during
   period                                            1.65%       (0.29%)       (0.39%)        0.29%        2.58%     0.60%**
Number of units outstanding at end of period    3,260,983    3,025,252     3,308,744     3,830,933    2,283,141    37,306



BOND SUBACCOUNT                                    2005          2004          2003         2002         2001        2000
---------------                                -----------   -----------   -----------   ----------   ----------   -------
Unit fair value:
Beginning of period                            $     12.33   $     12.07   $     11.85   $    11.04   $    10.31   $ 10.00*
End of period                                        12.50         12.33         12.07        11.85        11.04     10.31
Percentage increase in unit value during
   period                                             1.38%         2.15%         1.86%        7.34%        7.08%     3.10%**
Number of units outstanding at end of period    11,842,572    12,200,466    10,771,088    7,964,091    2,612,486    38,405



HIGH INCOME SUBACCOUNT                            2005         2004         2003         2002        2001      2000
----------------------                         ----------   ----------   ----------   ----------   --------   -------
Unit fair value:
Beginning of period                            $    13.19   $    12.25   $    10.46   $    10.26   $  10.04   $ 10.00*
End of period                                       13.37        13.19        12.25        10.46      10.26     10.04
Percentage increase in unit value during
   period                                            1.36%        7.67%       17.11%        1.95%      2.19%     0.40%**
Number of units outstanding at end of period    4,180,806    4,132,718    2,869,741    1,294,741    626,067    31,878



BALANCED SUBACCOUNT                                2005          2004          2003          2002          2001         2000
-------------------                            -----------   -----------   -----------   -----------    ----------    --------
Unit fair value:
Beginning of period                            $     10.34   $      9.66   $      8.36   $      9.52    $     9.93    $  10.00*
End of period                                        10.62         10.34          9.66          8.36          9.52        9.93
Percentage increase in unit value during
   period                                             2.71%         7.04%        15.55%       (12.18%)       (4.13%)     (0.70%)**
Number of units outstanding at end of period    20,277,702    20,580,023    16,638,014    12,053,405     6,414,936     208,942



LARGE CAP VALUE SUBACCOUNT
(FORMERLY GROWTH AND INCOME STOCK)                 2005          2004          2003         2002          2001         2000
----------------------------------             -----------   -----------   -----------   ----------    ----------    --------
Unit fair value:
Beginning of period                            $      9.24   $      8.31   $      6.68   $     8.61    $     9.76    $  10.00*
End of period                                         9.64          9.24          8.31         6.68          8.61        9.76
Percentage increase in unit value during
   period                                             4.33%        11.19%        24.40%      (22.42%)      (11.78%)     (2.40%)**
Number of units outstanding at end of period    20,002,772    19,664,669    14,724,108    9,670,958     5,187,530     315,763

LARGE CAP GROWTH SUBACCOUNT
(FORMERLY CAPITAL APPRECIATION STOCK)              2005          2004          2003         2002          2001         2000
-------------------------------------          -----------   -----------   -----------   ----------    ----------    --------
Unit fair value:
Beginning of period                            $      7.88   $      7.32   $      5.73   $     8.45    $     9.41    $  10.00*
End of period                                         7.98          7.88          7.32         5.73          8.45        9.41
Percentage increase in unit value during
   period                                             1.27%         7.65%        27.75%      (32.19%)      (10.20%)     (5.90%)**
Number of units outstanding at end of period    13,646,802    14,121,014    11,122,744    7,650,442     3,968,939     228,808



MID CAP VALUE SUBACCOUNT
(FORMERLY MID-CAP STOCK)                           2005          2004          2003         2002          2001         2000
------------------------                       -----------   -----------   -----------   ----------    ----------    --------
Unit fair value:
Beginning of period                            $    13.61    $    11.88    $     9.16    $    11.22    $    10.21    $  10.00*
End of period                                       14.84         13.61         11.88          9.16         11.22       10.21
Percentage increase in unit value during
   period                                            9.04%        14.56%        29.69%       (18.36%)        9.89%       2.10%**
Number of units outstanding at end of period    6,862,943     6,401,568     5,040,490     3,574,588     1.750,131     116,204



MID CAP GROWTH SUBACCOUNT
(FORMERLY MULTI-CAP GROWTH STOCK)                  2005          2004          2003         2002          2001         2000
---------------------------------              -----------   -----------   -----------   ----------    ----------    -------
Unit fair value:
Beginning of period                            $     6.48    $     5.78    $     4.38    $     5.93    $     8.68    $ 10.00*
End of period                                        6.97          6.48          5.78          4.38          5.93       8.68
Percentage increase in unit value during
   period                                            7.56%        12.11%        31.96%       (26.14%)      (31.68%)   (13.20%)**
Number of units outstanding at end of period    8,046,838     7,703,327     5,013,565     2,470,705     1,236,506     86,549



GLOBAL SECURITIES SUBACCOUNT                      2005         2004        2003       2002        2001        2000
----------------------------                   ----------   ----------   --------   --------    --------    -------
Unit fair value:
Beginning of period                            $    11.41   $     9.75   $   6.98   $   9.02    $  10.18    $ 10.00*
End of period                                       12.86        11.41       9.75       6.98        9.02      10.18
Percentage increase in unit value during
   period                                           12.71%       17.03%     39.68%    (22.62%)    (11.39%)     1.80%**
Number of units outstanding at end of period    1,260,115    1,080,146    575,369    417,219     269,710     12,465



INTERNATIONAL STOCK SUBACCOUNT                    2005         2004         2003         2002        2001        2000
------------------------------                 ----------   ----------   -----------   --------    --------    -------
Unit fair value:
Beginning of period                            $    11.21   $     9.41   $      7.13   $   7.84    $   9.72    $ 10.00*
End of period                                       12.92        11.21          9.41       7.13        7.84       9.72
Percentage increase in unit value during
   period                                           15.25%       19.13%        31.98%     (9.06%)    (19.34%)    (2.80%)**
Number of units outstanding at end of period    2,661,353    2,099,761     1,281,093    725,839     376,794     27,146


* The Contract inception date was November 7, 2000, with all Subaccounts starting with a $10.00 unit price.

**   Not annualized.

                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS


ADDITIONAL CONTRACT PROVISIONS
   The Contract
   Incontestability
   Misstatement of Age or Gender
   Participation
   403(b) Contract Loans
   Loan Amounts
   Loan Processing
   Loan Interest
   Additional Loan Terms and Loan Default
   Effect of Death on Loan

PRINCIPAL UNDERWRITER

VARIABLE INCOME PAYMENTS
   Assumed Investment Rate
   Amount of Variable Income Payments
   Income Unit Value

OTHER INFORMATION

EXPERTS

FINANCIAL STATEMENTS


You may obtain a copy of the Statement of Additional Information free of charge by writing to or calling the Company at the Home Office.

                           MEMBERS VARIABLE ANNUITY II

                       STATEMENT OF ADDITIONAL INFORMATION

                       CUNA MUTUAL LIFE INSURANCE COMPANY
                                2000 Heritage Way
                               Waverly, Iowa 50677
                                 (800) 798-5500

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT

         Individual Flexible Premium Deferred Variable Annuity Contract

This Statement of Additional Information ("SAI") contains additional information to that already provided in the Prospectus for the individual flexible premium deferred variable annuity contract (the "Contract") offered by CUNA Mutual Life Insurance Company (the "Company").

This SAI is not a Prospectus, and it should be read only in conjunction with the Prospectus for the following

     MEMBERS Variable Annuity II Contract.

The Prospectus for the Contract is dated the same as this SAI. You may obtain a copy of the Prospectuses by writing or calling us at our address or phone number shown above.

                                   May 1, 2006

                                TABLE OF CONTENTS


ADDITIONAL CONTRACT PROVISIONS..............................................   1
   The Contract.............................................................   1
   Incontestability.........................................................   1
   Misstatement of Age or Gender............................................   1
   Participation............................................................   1
   403(b) Contract Loans....................................................   1
   Loan Amounts.............................................................   1
   Loan Processing..........................................................   1
   Loan Interest............................................................   1
   Additional Loan Terms and Loan Default...................................   2
   Effect of Death on Loan..................................................   2
PRINCIPAL UNDERWRITER.......................................................   2
VARIABLE INCOME PAYMENTS....................................................   3
   Assumed Investment Rate..................................................   3
   Amount of Variable Income Payments.......................................   3
   Income Unit Value........................................................   3
OTHER INFORMATION...........................................................   4
EXPERTS.....................................................................   4
FINANCIAL STATEMENTS........................................................   4



                                      (i)

ADDITIONAL CONTRACT PROVISIONS


THE CONTRACT

The application, endorsements and all other attached papers are part of the Contract. The statements made in the application are representations and not warranties. The Company will not use any statement in defense of a claim or to void the Contract unless it is contained in the application.

INCONTESTABILITY

The Company will not contest the Contract.

MISSTATEMENT OF AGE OR GENDER

If the age or gender (if applicable) of the Annuitant has been misstated, the amount which will be paid is that which the proceeds would have purchased at the correct age and sex (if applicable).

PARTICIPATION

The Contract may participate in the Company's divisible surpluses but no dividends are expected to be paid. Any dividends paid after the Annuity Date would be paid with each income payment.

403(B) CONTRACT LOANS

LOAN AMOUNTS

Generally, Owners of Contracts issued in connection with Code Section 403(b) retirement programs may borrow up to the lesser of (1) the maximum amount permitted under the Code or (2) 90% of the Surrender Value of their Contract. Loans in excess of the maximum amount permitted under the Code may be treated as a taxable distribution rather than a loan and could cause disqualification of a
Section 403(b) contract. The Owner should consult a tax adviser to determine the maximum 403(b) loan permitted under the Contract. The Owner is responsible for ensuring that the loan is taken and repaid in compliance with the applicable requirements of the Code. The Company will only make Contract loans after approving a written request by the Owner. The written consent of all irrevocable beneficiaries must be obtained before a loan will be given. Loans are not permitted in connection with 403(b) retirement programs that are subject to the provisions of Title I of the Employee Retirement Income Security Act of 1974.

LOAN PROCESSING

When a loan is made, the Company transfers an amount equal to the amount borrowed from the Variable Contract Value or Fixed Contract Value to the Loan Account. The Loan Account is part of the Company's General Account and Contract Value in the Loan Account does not participate in the investment experience of any Subaccount or Fixed Account Option. The Owner must indicate in the loan application from which Subaccount or Fixed Account Option, and in what amounts, Contract Value is to be transferred to the Loan Account. If no instructions are given by the Owner, the transfer(s) are made pro-rata from all Subaccounts having Variable Contract Value and from all Fixed Amounts. Loans may be repaid by the Owner at any time before the Payout Date. Upon the repayment of any portion of a loan, an amount equal to the repayment will be transferred from the Loan Account to the Subaccount(s) or Fixed Period(s) as requested by the Owner. Any transfer to a Fixed Period must be at least $1,000. A request to transfer less will be transferred to the Money Market Subaccount. Loan repayments are not allowed to the DCA One Year Fixed Period. Amounts transferred from the Fixed Amount to the Loan Account may be subject to a market value adjustment.

LOAN INTEREST

The Company charges interest on Contract loans at an effective annual rate of 6.5%. The Company pays interest on the Contract Value in the Loan Account at rates it determines from time to time but never less than an effective annual rate of 3.0%. This rate may change at the Company's discretion and Owners should request current interest rate information from the Company. Consequently, the net cost of a loan is the difference between 6.5% and the rate being paid from time to time on the Contract Value in the Loan Account. Interest on Contract loans accrues on a daily basis from the date of the loan and is due and payable at the end of each Contract Year. If the Owner does not pay the interest due at that time, an amount equal to such interest less interest earned on the Contract Value in the Loan Account is transferred from his or her Variable Contract Value to the Loan Account. This transfer will therefore increase the loan amount.

ADDITIONAL LOAN TERMS AND LOAN DEFAULT

If at any time, the loan amount causes the Surrender Value to be equal to or less than zero, the Contract will be in default. In this event, the Company will send a Written Request of default to the Owner stating the amount of loan repayment needed to reinstate the Contract and the Owner will have 61 days, from the day the notice is mailed, to pay the stated amount. If the Company does not receive the required loan repayment within 61 days, it will terminate the Contract without value. Principal and interest must be repaid in substantially level payments either monthly or quarterly over a five-year period (or, if the loan is used to acquire the Owner's principal residence, a 10, 15 or 20-year period but not beyond the year the Owner attains age 70 1/2). The Owner is allowed a 61-day grace period from the installment due date. If the amount due by the end of the grace period is not received the outstanding loan would default and a taxable distribution of the entire amount of the outstanding principal, interest due, and any applicable charges under this Contract, including any withdrawal charge, will be made. This distribution may be subject to income and penalty tax under the Code and may adversely affect the treatment of the Contract under Code Section 403(b).

EFFECT OF DEATH ON LOAN

Any loan amount outstanding upon the death of the Owner or Annuitant is deducted from any death benefit paid. In addition, a Contract loan, whether or not repaid, will have a permanent effect on the Contract Value because the investment experience of the Variable Account does not apply to the portion of the Contract Value transferred to the Loan Account. The longer the loan remains outstanding, the greater this effect is likely to be.

PRINCIPAL UNDERWRITER

The Contract is offered to the public on a continuous basis. The Company anticipates continuing to offer the Contract, but reserves the right to discontinue the offering.

CUNA Brokerage Services, Inc., ("CUNA Brokerage"), the Company, serves as principal underwriter for the Contract. CUNA Brokerage is a Iowa corporation and its home office is located at 2000 Heritage Way, Waverly, Iowa 50677. CUNA Brokerage is an indirect, wholly owned subsidiary of the Company, and is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of NASD, Inc. CUNA Brokerage offers the Contract through its sales representatives. CUNA Brokerage also may enter into selling agreements with other broker-dealers ("selling firms") and compensate them for their services. Sales representatives are appointed as the Company's insurance agents.

CUNA Brokerage received sales compensation with respect to the Contract in the following amounts during the periods indicated:

                                                 Aggregate Amount of Commissions Retained by
              Aggregate Amount of Commissions       CUNA Brokerage After Payments to its
Fiscal year        Paid to CUNA Brokerage*          Registered Persons and Selling Firms
-----------   -------------------------------   --------------------------------------------
    2005                $ 5,384,794                              $161,543.82
    2004                $25,198,689                              $755,960.67
    2003                $20,727,922                              $621,837.66

*    Includes sales compensation paid to registered person of CUNA Brokerage.

CUNA Brokerage passes through commissions it receives to selling firms for their sales and does not retain any portion of it in return for its services as distributor for the Contract. However, under the distribution agreement with CUNA Brokerage, the Company may pay the following sales expenses: sales representative training allowances; deferred compensation and insurance benefits of registered persons; advertising expenses; and all other expenses of distributing the Contract. The Company also pays for CUNA Brokerage's operating and other expenses.

The Company may pay certain selling firms additional amounts for: (1) sales promotions relating to the Contract; (2) costs associated with sales conferences and educational seminars for their sales representatives; and (3) other sales expenses incurred by them. The Company and/or CUNA Brokerage may make bonus payments to certain selling firms based on aggregate sales or persistency standards. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms. During the last fiscal year, in conjunction with CUNA Brokerage, the Company paid the one selling firm the amount shown below in addition to sales commissions.

Name of Firm and Principal      Aggregate Amount Paid During Last
     Business Address                      Fiscal Year                              For
-----------------------------   ---------------------------------   -----------------------------------
XCU Capital Corporation                      $12,500                Attendance at Annual Sales Meeting
5962 LaPlace Court, Suite 210
Carlsbad, CA 92008


VARIABLE INCOME PAYMENTS

ASSUMED INVESTMENT RATE

The discussion concerning the amount of variable income payments which follows this section is based on an assumed investment rate of 3.5% per year. The assumed investment rate is used merely in order to determine the first monthly payment per thousand dollars of applied value. THIS RATE DOES NOT BEAR ANY RELATIONSHIP TO THE ACTUAL NET INVESTMENT EXPERIENCE OF THE VARIABLE ACCOUNT OR OF ANY SUBACCOUNT.

AMOUNT OF VARIABLE INCOME PAYMENTS

The amount of the first variable income payment to a Payee will depend on the amount (i.e., the adjusted Contract Value, the Surrender Value, the death benefit) applied to effect the variable income payment as of the Annuity Date, the income payment option selected, and the age and sex (if, applicable) of the Annuitant. The Contracts contain tables indicating the dollar amount of the first income payment under each income payment option for each $1,000 applied at various ages. These tables are based upon the Annuity 2000 Table (promulgated by the Society of Actuaries) and an assumed investment rate of 3.5% per year.

The portion of the first monthly variable income payment derived from a Subaccount is divided by the Income Unit value for that Subaccount (calculated as of the date of the first monthly payment). The number of such units will remain fixed during the annuity period, assuming the Payee makes no exchanges of Income Units for Income Units of another Subaccount.

In any subsequent month, for any Contract, the dollar amount of the variable income payment derived from each Subaccount is determined by multiplying the number of Income Units of that Subaccount attributable to that Contract by the value of such Income Unit at the end of the Valuation Period immediately preceding the date of such payment.

The Income Unit value will increase or decrease from one payment to the next in proportion to the net investment return of the Subaccount or Subaccounts supporting the variable income payments, less an adjustment to neutralize the 3.5% assumed investment rate referred to above. Therefore, the dollar amount of income payments after the first will vary with the amount by which the net investment return of the appropriate Subaccounts is greater or less than 3.5% per year. For example, for a Contract using only one Subaccount to generate variable income payments, if that Subaccount has a cumulative net investment return of 5% over a one year period, the first income payment in the next year will be approximately 1 1/2% greater than the payment on the same date in the preceding year. If such net investment return is 1% over a one year period, the first income payment in the next year will be approximately 2 1/2 percentage points less than the payment on the same date in the preceding year. (See also "Variable Income Payments" in the Prospectus.)

INCOME UNIT VALUE

The value of an Income Unit is calculated at the same time that the value of an Accumulation Unit is calculated and is based on the same values for Fund shares and other assets and liabilities. (See "Variable Contract Value" in the Prospectus.) The Income Unit value for each Subaccount's first Valuation Period was set at $100. The Income Unit value for a Subaccount is calculated for each subsequent Valuation Period by dividing (1) by (2), then multiplying this quotient by (3) and then multiplying the result by (4), where:

     (1)  is the Accumulation Unit value for the current Valuation Period;

     (2) is the Accumulation Unit value for the immediately preceding Valuation Period;

     (3) is the Income Unit value for the immediately preceding Valuation Period; and

     (4) is a special factor designed to compensate for the assumed investment rate of 3.5% built into the table used to compute the first variable income payment.

The following illustrations show, by use of hypothetical examples, the method of determining the Income Unit value and the amount of several variable income payments based on one Subaccount.

ILLUSTRATION OF CALCULATION OF INCOME UNIT VALUE

1. Accumulation Unit value for current Valuation Period                         12.56
2. Accumulation Unit value for immediately preceding Valuation Period           12.55
3. Income Unit value for immediately preceding Valuation Period                103.41
4. Factor to compensate for the assumed investment rate of 3.5%            0.99990575
5. Income Unit value of current Valuation Period ((1) / (2)) x (3) x (4)       103.48

ILLUSTRATION OF VARIABLE INCOME PAYMENTS

1.  Number of Accumulation Units at Annuity Date                           1,000.00
2.  Accumulation Unit value                                              $    18.00
3.  Adjusted Contract Value (1)x(2)                                      $18,000.00
4.  First monthly income payment per $1,000 of adjusted Contract Value   $     5.63
5.  First monthly income payment (3)x(4) / 1,000                         $   101.34
6.  Income Unit value                                                    $    98.00
7.  Number of Income Units (5)/(6)                                            1.034
8.  Assume Income Unit value for second month equal to                   $    99.70
9.  Second monthly income payment (7)x(8)                                $   103.09
10. Assume Income Unit value for third month equal to                    $    95.30
11. Third monthly income payment (7)x(10)                                $    98.54

OTHER INFORMATION

A registration statement ("Registration Statement") has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this SAI. Not all the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this SAI. Statements contained in this SAI concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

EXPERTS


The financial statements of the Subaccounts comprising the CUNA Mutual Life Variable Annuity Account included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given their authority as experts in accounting and auditing.



The financial statements of CUNA Mutual Life Insurance Company as of December 31, 2005 and 2004 and for the years then ended included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given their authority as experts in accounting and auditing.



The consolidated balance sheet of the Company as of December 31, 2003 and the consolidated statements of income, comprehensive income, changes in policyholders' surplus and cash flows for the year then ended, included in this Registration Statement have been included in reliance upon the reports of PricewaterhouseCoopers LLP, independent auditors, and upon the authority of such firm as experts in accounting and auditing.






FINANCIAL STATEMENTS


The Company's financial statements and the financial statements of the Variable Account are contained in this Statement of Information ("SAI"). The Company's financial statements should be distinguished from the Variable Account's financial statements and you should consider the Company's financial statements only as bearing upon its ability to meet its obligations under the Policies.

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
          STATEMENTS OF ASSETS AND LIABILITIES AS OF DECEMBER 31, 2005

                                                               MONEY                      STRATEGIC      HIGH       OPPENHEIMER
                                                               MARKET         BOND         INCOME       INCOME      HIGH INCOME
                                                             SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                                            ------------  ------------  ------------  ------------  ------------
ASSETS:

INVESTMENTS IN ULTRA SERIES FUND:
  Money Market Fund, 71,442,470 shares at net asset value
  of $1.00 per share (cost $71,442,470) ..................  $ 71,442,470  $         --  $         --  $         --  $         --

INVESTMENTS IN ULTRA SERIES FUND:
  Bond Fund, 26,157,126 shares at net asset value of
  $10.17 per share (cost $274,201,414) ...................            --   265,911,249            --            --            --

INVESTMENTS IN MFS(R) VARIABLE INSURANCE TRUST(SM):
  Strategic Income Series, 301,241 shares at net asset
  value of $10.64 per share (cost $3,082,566) ............            --            --     3,205,209            --            --

INVESTMENTS IN ULTRA SERIES FUND:
  High Income Fund, 8,391,564 shares at net asset value of
  $10.01 per share (cost $84,763,477) ....................            --            --            --    83,978,886            --

INVESTMENTS IN OPPENHEIMER VARIABLE ACCOUNT FUNDS:
  High Income Fund/VA, 2,555,021 shares at net asset value
  of $8.44 per share (cost $24,826,369) ..................            --            --            --            --    21,564,378
                                                            ------------  ------------  ------------  ------------  ------------
    Total assets .........................................    71,442,470   265,911,249     3,205,209    83,978,886    21,564,378
                                                            ------------  ------------  ------------  ------------  ------------

LIABILITIES:

Accrued adverse mortality and expense charges ............        72,895       254,741         3,309        79,758        22,256
Other accrued expenses ...................................         4,420        12,982           397         2,936         2,671
                                                            ------------  ------------  ------------  ------------  ------------
  Total liabilities ......................................        77,315       267,723         3,706        82,694        24,927
                                                            ------------  ------------  ------------  ------------  ------------
                                                            $ 71,365,155  $265,643,526  $  3,201,503  $ 83,896,192  $ 21,539,451
                                                            ============  ============  ============  ============  ============

NET ASSETS:

Contracts in accumulation period (note 5) ................  $ 71,360,121  $265,516,380  $  3,199,889  $ 83,844,382  $ 21,519,769
Contracts in annuitization period (note 2 and note 5) ....         5,034       127,146         1,614        51,810        19,682
                                                            ------------  ------------  ------------  ------------  ------------
  Total net assets .......................................  $ 71,365,155  $265,643,526  $  3,201,503  $ 83,896,192  $ 21,539,451
                                                            ============  ============  ============  ============  ============

                 See accompanying Notes to Financial Statements.

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
    STATEMENTS OF ASSETS AND LIABILITIES AS OF DECEMBER 31, 2005 (CONTINUED)

                                                                            GROWTH AND     CAPITAL                    MULTI-CAP
                                                                              INCOME     APPRECIATION    MID-CAP       GROWTH
                                                               BALANCED       STOCK         STOCK         STOCK         STOCK
                                                              SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                                             ------------  ------------  ------------  ------------  ------------
ASSETS:

INVESTMENTS IN ULTRA SERIES FUND:
  Balanced Fund, 25,286,784 shares at net asset value of
  $19.40 per share (cost $453,874,950) ....................  $490,685,716  $         --  $         --  $         --  $         --

INVESTMENTS IN ULTRA SERIES FUND:
  Growth and Income Stock Fund, 15,768,806 shares at net
  asset value of $31.62 per share (cost $430,810,746) .....            --   498,656,529            --            --            --

INVESTMENTS IN ULTRA SERIES FUND:
  Capital Appreciation Stock Fund, 12,831,392 shares at net
  asset value of $19.97 per share (cost $244,498,566) .....            --            --   256,298,094            --            --

INVESTMENTS IN ULTRA SERIES FUND:
  Mid-Cap Stock Fund, 10,262,766 shares at net asset value
  of $17.30 per share (cost $145,155,951) .................            --            --            --   177,541,918            --

INVESTMENTS IN ULTRA SERIES FUND:
  Multi-Cap Growth Stock Fund, 17,792,212 shares at net
  asset value of $6.74 per share (cost $104,102,322) ......            --            --            --            --   119,940,061
                                                             ------------  ------------  ------------  ------------  ------------
    Total assets ..........................................   490,685,716   498,656,529   256,298,094   177,541,918   119,940,061
                                                             ------------  ------------  ------------  ------------  ------------

LIABILITIES:

Accrued adverse mortality and expense charges .............       488,408       498,801       258,721       173,363       118,011
Other accrued expenses ....................................        33,057        37,204        18,010         8,931         7,636
                                                             ------------  ------------  ------------  ------------  ------------
  Total liabilities .......................................       521,465       536,005       276,731       182,294       125,647
                                                             ------------  ------------  ------------  ------------  ------------
                                                             $490,164,251  $498,120,524  $256,021,363  $177,359,624  $119,814,414
                                                             ============  ============  ============  ============  ============

NET ASSETS:

Contracts in accumulation period (note 5) .................  $489,447,504  $497,740,193  $255,911,778  $177,289,861  $119,757,573
Contracts in annuitization period (note 2 and note 5) .....       716,747       380,331       109,585        69,763        56,841
                                                             ------------  ------------  ------------  ------------  ------------
  Total net assets ........................................  $490,164,251  $498,120,524  $256,021,363  $177,359,624  $119,814,414
                                                             ============  ============  ============  ============  ============

                 See accompanying Notes to Financial Statements.

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
    STATEMENTS OF ASSETS AND LIABILITIES AS OF DECEMBER 31, 2005 (CONTINUED)

                                                                                                       T. ROWE
                                                                       GLOBAL       INTERNATIONAL   INTERNATIONAL    DEVELOPING
                                                                     SECURITIES         STOCK           STOCK          MARKETS
                                                                     SUBACCOUNT       SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
                                                                     -----------     -----------     -----------     -----------
ASSETS:

INVESTMENTS IN ULTRA SERIES FUND:
  Global Securities Fund, 1,788,545 shares at net asset value of
  $12.87 per share (cost $18,354,610) ..........................     $23,017,890     $        --     $        --     $        --

INVESTMENTS IN ULTRA SERIES FUND:
  International Stock Portfolio, 4,618,156 shares at net asset
  $12.38 per share (cost $46,884,503) ..........................              --      57,164,580              --              --

INVESTMENTS IN T. ROWE PRICE INTERNATIONAL SERIES, INC.:
  International Stock Portfolio, 1,902,621 shares at net asset
  value of $15.31 per share (cost $25,393,037) .................              --              --      29,129,134              --

INVESTMENTS IN FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST:
  Developing Markets Securities, 416,321 shares at net asset
  value of $10.90 per share (cost $2,706,920) ..................              --              --              --       4,537,896
                                                                     -----------     -----------     -----------     -----------
    Total assets ...............................................      23,017,890      57,164,580      29,129,134       4,537,896
                                                                     -----------     -----------     -----------     -----------

LIABILITIES:

Accrued adverse mortality and expense charges ..................          21,441          53,333          29,933           4,615
Other accrued expenses .........................................             723           2,459           3,592             554
                                                                     -----------     -----------     -----------     -----------
  Total liabilities ............................................          22,164          55,792          33,525           5,169
                                                                     -----------     -----------     -----------     -----------
                                                                     $22,995,726     $57,108,788     $29,095,609     $ 4,532,727
                                                                     ===========     ===========     ===========     ===========

NET ASSETS:

Contracts in accumulation period (note 5) ......................     $22,964,655     $57,073,349     $29,074,156     $ 4,532,727
Contracts in annuitization period (note 2 and note 5) ..........          31,071          35,439          21,453              --
                                                                     -----------     -----------     -----------     -----------
  Total net assets .............................................     $22,995,726     $57,108,788     $29,095,609     $ 4,532,727
                                                                     ===========     ===========     ===========     ===========

                 See accompanying Notes to Financial Statements.

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
          STATEMENTS OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 2005

                                                            MONEY                       STRATEGIC        HIGH         OPPENHEIMER
                                                            MARKET          BOND          INCOME        INCOME        HIGH INCOME
                                                          SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                                         ------------   ------------   ------------   ------------   ------------
INVESTMENT INCOME (LOSS):

    Dividend income ...................................  $  1,860,873   $ 10,873,025   $    260,137   $  5,128,747   $  1,660,740
    Adverse mortality and expense charges (note 3) ....      (800,110)    (3,085,440)       (46,178)      (903,399)      (302,756)
    Administrative charges ............................       (45,343)      (148,335)        (5,541)       (28,110)       (36,331)
                                                         ------------   ------------   ------------   ------------   ------------

    Net investment income (loss) ......................     1,015,420      7,639,250        208,418      4,197,238      1,321,653
                                                         ------------   ------------   ------------   ------------   ------------

REALIZED GAIN (LOSS) ON INVESTMENTS:

    Realized gain (loss) on sale of fund shares .......            --        (48,459)        60,312        356,417     (1,042,776)
    Realized gain distributions .......................            --             --         13,624             --             --
                                                         ------------   ------------   ------------   ------------   ------------
    Net realized gain (loss) on investments ...........            --        (48,459)        73,936        356,417     (1,042,776)
                                                         ------------   ------------   ------------   ------------   ------------

NET CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION)
  ON INVESTMENTS ......................................            --     (4,416,558)      (270,713)    (3,427,864)      (106,959)
                                                         ------------   ------------   ------------   ------------   ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS ..........................................  $  1,015,420   $  3,174,233   $     11,641   $  1,125,791   $    171,918
                                                         ============   ============   ============   ============   ============

                                                                         GROWTH AND      CAPITAL                       MULTI-CAP
                                                                           INCOME      APPRECIATION     MID-CAP         GROWTH
                                                           BALANCED        STOCK          STOCK          STOCK          STOCK
                                                          SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                                         ------------   ------------   ------------   ------------   ------------
INVESTMENT INCOME (LOSS):

    Dividend income ...................................  $ 11,099,718   $  8,566,728   $  2,358,377   $  1,057,635   $        773
    Adverse mortality and expense charges (note 3) ....    (5,999,364)    (6,026,909)    (3,196,749)    (1,938,748)    (1,309,206)
    Administrative charges ............................      (415,480)      (457,638)      (227,921)       (99,730)       (85,201)
                                                         ------------   ------------   ------------   ------------   ------------
    Net investment income (loss) ......................     4,684,874      2,082,181     (1,066,293)      (980,843)    (1,393,634)
                                                         ------------   ------------   ------------   ------------   ------------

REALIZED GAIN (LOSS) ON INVESTMENTS:

    Realized gain (loss) on sale of fund shares .......     6,099,493     11,014,870      1,449,973      3,911,577      2,801,736
    Realized gain distributions .......................            --             --             --      8,641,981     10,679,095
                                                         ------------   ------------   ------------   ------------   ------------
    Net realized gain (loss) on investments ...........     6,099,493     11,014,870      1,449,973     12,553,558     13,480,831
                                                         ------------   ------------   ------------   ------------   ------------

NET CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION)
  ON INVESTMENTS ......................................     1,763,157      7,654,659      2,458,083      3,079,884     (3,840,346)
                                                         ------------   ------------   ------------   ------------   ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS ..........................................  $ 12,547,524   $ 20,751,710   $  2,841,763   $ 14,652,599   $  8,246,851
                                                         ============   ============   ============   ============   ============

                 See accompanying Notes to Financial Statements.

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
    STATEMENTS OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 2005 (CONTINUED)

                                                                                                  T. ROWE
                                                                GLOBAL        INTERNATIONAL     INTERNATIONAL      DEVELOPING
                                                              SECURITIES          STOCK            STOCK            MARKETS
                                                              SUBACCOUNT       SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                                             -----------       -----------       -----------       -----------
INVESTMENT INCOME (LOSS):

    Dividend income ...................................      $   151,507       $   649,115       $   435,552       $    56,675
    Adverse mortality and expense charges (note 3) ....         (210,547)         (507,954)         (370,884)          (53,780)
    Administrative charges ............................           (5,724)          (21,160)          (44,506)           (6,454)
                                                             -----------       -----------       -----------       -----------
    Net investment income (loss) ......................          (64,764)          120,001            20,162            (3,559)
                                                             -----------       -----------       -----------       -----------

REALIZED GAIN (LOSS) ON INVESTMENTS:

    Realized gain (loss) on sale of fund shares .......          629,341         1,081,803           295,236           269,438
    Realized gain distributions .......................          241,911         3,048,548            94,685                --
                                                             -----------       -----------       -----------       -----------
    Net realized gain (loss) on investments ...........          871,252         4,130,351           389,921           269,438
                                                             -----------       -----------       -----------       -----------

NET CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION)
  ON INVESTMENTS ......................................        1,648,741         2,548,439         3,430,589           722,636
                                                             -----------       -----------       -----------       -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS ..........................................      $ 2,455,229       $ 6,798,791       $ 3,840,672       $   988,515
                                                             ===========       ===========       ===========       ===========

                 See accompanying Notes to Financial Statements.

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                         MONEY MARKET                            BOND
                                                                         SUBACCOUNT                           SUBACCOUNT
                                                               -------------------------------     -------------------------------
                                                                YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                                                DECEMBER 31,      DECEMBER 31,      DECEMBER 31,      DECEMBER 31,
                                                                   2005              2004              2005              2004
                                                               -------------     -------------     -------------     -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:

  Net investment income (loss) ............................    $   1,015,420     $    (268,265)    $   7,639,250     $   7,143,920
  Net realized gain (loss) on investments .................               --                --           (48,459)          201,367
  Net change in unrealized appreciation or (depreciation)
    on investments ........................................               --                --        (4,416,558)       (2,401,810)
                                                               -------------     -------------     -------------     -------------
    Net increase (decrease) in net assets from operations..        1,015,420          (268,265)        3,174,233         4,943,477
                                                               -------------     -------------     -------------     -------------

CONTRACT TRANSACTIONS:

  Payments received from contract owners ..................       33,779,662        36,162,838        27,491,304        30,752,227
  Transfers between subaccounts
    (including fixed accounts), net .......................       (1,168,253)      (21,389,275)       22,225,434       (11,888,704)
  Transfers for contract benefits and terminations ........      (25,052,734)      (30,160,799)      (39,461,944)      (33,260,932)
  Contract charges and fees ...............................         (130,719)         (216,048)         (494,850)         (410,717)
  Adjustments to annuity reserves .........................           (2,019)             (481)           (2,799)           (7,302)
                                                               -------------     -------------     -------------     -------------
    Net increase (decrease) in net assets from contract
      transactions ........................................        7,425,937       (15,603,765)        9,757,145       (14,815,428)
                                                               -------------     -------------     -------------     -------------
  Total increase (decrease) in net assets .................        8,441,357       (15,872,030)       12,931,378        (9,871,951)

NET ASSETS:

  Beginning of period .....................................       62,923,798        78,795,828       252,712,148       262,584,099
                                                               -------------     -------------     -------------     -------------
  End of period ...........................................    $  71,365,155     $  62,923,798     $ 265,643,526     $ 252,712,148
                                                               =============     =============     =============     =============

                                                                      STRATEGIC INCOME                    HIGH INCOME
                                                                         SUBACCOUNT                       SUBACCOUNT
                                                               -----------------------------     -----------------------------
                                                                YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                               DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                                   2005             2004             2005             2004
                                                               ------------     ------------     ------------     ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:

  Net investment income (loss) ............................    $    208,418     $    202,417     $  4,197,238     $  3,542,273
  Net realized gain (loss) on investments .................          73,936           95,223          356,417          243,307
  Net change in unrealized appreciation or (depreciation)
    on investments ........................................        (270,713)         (26,633)      (3,427,864)         860,973
                                                               ------------     ------------     ------------     ------------
      Net increase (decrease) in net assets from operations          11,641          271,007        1,125,791        4,646,553
                                                               ------------     ------------     ------------     ------------

CONTRACT TRANSACTIONS:

  Payments received from contract owners ..................              --               --       10,463,046       11,865,051
  Transfers between subaccounts
    (including fixed accounts), net .......................         (64,458)        (276,338)       9,968,398       12,587,363
  Transfers for contract benefits and terminations ........      (1,050,988)      (1,337,817)      (8,456,764)      (6,245,339)
  Contract charges and fees ...............................          (2,970)          (6,195)        (127,904)         (84,761)
  Adjustments to annuity reserves .........................              60              151           (1,665)          (2,545)
                                                               ------------     ------------     ------------     ------------
      Net increase (decrease) in net assets from contract
        transactions ......................................      (1,118,356)      (1,620,199)      11,845,111       18,119,769
                                                               ------------     ------------     ------------     ------------
Total increase (decrease) in net assets ...................      (1,106,715)      (1,349,192)      12,970,902       22,766,322

NET ASSETS:

  Beginning of period .....................................       4,308,218        5,657,410       70,925,290       48,158,968
                                                               ------------     ------------     ------------     ------------
  End of period ...........................................    $  3,201,503     $  4,308,218     $ 83,896,192     $ 70,925,290
                                                               ============     ============     ============     ============

                 See accompanying Notes to Financial Statements.

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                   OPPENHEIMER HIGH INCOME                     BALANCED
                                                                         SUBACCOUNT                           SUBACCOUNT
                                                               -------------------------------     -------------------------------
                                                                 YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                                                DECEMBER 31,      DECEMBER 31,      DECEMBER 31,      DECEMBER 31,
                                                                   2005              2004              2005              2004
                                                               -------------     -------------     -------------     -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:

  Net investment income (loss) ............................    $   1,321,653     $   1,548,350     $   4,684,874     $   5,173,975
  Net realized gain (loss) on investments .................       (1,042,776)       (1,254,017)        6,099,493         2,007,681
  Net change in unrealized appreciation or (depreciation)
    on investments ........................................         (106,959)        1,771,821         1,763,157        26,081,768
                                                               -------------     -------------     -------------     -------------
      Net increase (decrease) in net assets from operations          171,918         2,066,154        12,547,524        33,263,424
                                                               -------------     -------------     -------------     -------------

CONTRACT TRANSACTIONS:

  Payments received from contract owners ..................               --                --        30,455,241        44,069,103
  Transfers between subaccounts
    (including fixed accounts), net .......................       (1,407,696)       (2,243,351)       13,577,281        22,515,536
  Transfers for contract benefits and terminations ........       (4,699,400)       (4,749,354)      (77,976,735)      (62,409,806)
  Contract charges and fees ...............................          (25,920)          (46,621)         (765,328)         (687,245)
  Adjustments to annuity reserves .........................              443            (2,759)           (4,269)          (48,757)
                                                               -------------     -------------     -------------     -------------
      Net increase (decrease) in net assets from contract
        transactions ......................................       (6,132,573)       (7,042,085)      (34,713,810)        3,438,831
                                                               -------------     -------------     -------------     -------------
Total increase (decrease) in net assets ...................       (5,960,655)       (4,975,931)      (22,166,286)       36,702,255

NET ASSETS:

  Beginning of period .....................................       27,500,106        32,476,037       512,330,537       475,628,282
                                                               -------------     -------------     -------------     -------------
  End of period ...........................................    $  21,539,451     $  27,500,106     $ 490,164,251     $ 512,330,537
                                                               =============     =============     =============     =============

                                                                    GROWTH AND INCOME STOCK          CAPITAL APPRECIATION STOCK
                                                                          SUBACCOUNT                         SUBACCOUNT
                                                               -------------------------------     -------------------------------
                                                                 YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                                                DECEMBER 31,      DECEMBER 31,      DECEMBER 31,      DECEMBER 31,
                                                                   2005              2004              2005              2004
                                                               -------------     -------------     -------------     -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:

  Net investment income (loss) ............................    $   2,082,181     $   1,326,329     $  (1,066,293)    $  (1,517,434)
  Net realized gain (loss) on security transactions .......       11,014,870         3,539,740         1,449,973        (1,478,254)
  Net change in unrealized appreciation or (depreciation)
    on investments ........................................        7,654,659        45,445,875         2,458,083        22,197,120
                                                               -------------     -------------     -------------     -------------
      Net increase (decrease) in net assets from operations       20,751,710        50,311,944         2,841,763        19,201,432
                                                               -------------     -------------     -------------     -------------

CONTRACT TRANSACTIONS:

  Payments received from contract owners ..................       35,559,264        42,620,033        13,316,372        22,608,088
  Transfers between subaccounts
    (including fixed accounts), net .......................       11,532,707        14,268,175        (1,156,095)       10,636,268
  Transfers for contract benefits and terminations ........      (75,995,731)      (58,113,552)      (36,697,496)      (30,008,759)
  Contract charges and fees ...............................         (754,810)         (698,616)         (411,728)         (392,893)
  Adjustments to annuity reserves .........................              432           (25,827)             (389)           (6,554)
                                                               -------------     -------------     -------------     -------------
      Net increase (decrease) in net assets from contract
        transactions ......................................      (29,658,138)       (1,949,787)      (24,949,336)        2,836,150
                                                               -------------     -------------     -------------     -------------
Total increase (decrease) in net assets ...................       (8,906,428)       48,362,157       (22,107,573)       22,037,582

NET ASSETS:

  Beginning of period .....................................      507,026,952       458,664,795       278,128,936       256,091,354
                                                               -------------     -------------     -------------     -------------
  End of period ...........................................    $ 498,120,524     $ 507,026,952     $ 256,021,363     $ 278,128,936
                                                               =============     =============     =============     =============

                 See accompanying Notes to Financial Statements.

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                        MID-CAP STOCK                  MULTI-CAP GROWTH STOCK
                                                                         SUBACCOUNT                          SUBACCOUNT
                                                               -------------------------------     -------------------------------
                                                                 YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                                                DECEMBER 31,      DECEMBER 31,      DECEMBER 31,      DECEMBER 31,
                                                                    2005              2004              2005              2004
                                                               -------------     -------------     -------------     -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:

  Net investment income (loss) ............................    $    (980,843)    $    (307,472)    $  (1,393,634)    $  (1,210,271)
  Net realized gain (loss) on investments .................       12,553,558         4,068,106        13,480,831         4,918,072
  Net change in unrealized appreciation or (depreciation)
    on investments ........................................        3,079,884        14,760,350        (3,840,346)        7,401,247
                                                               -------------     -------------     -------------     -------------
      Net increase (decrease) in net assets from operations       14,652,599        18,520,984         8,246,851        11,109,048
                                                               -------------     -------------     -------------     -------------

CONTRACT TRANSACTIONS:

  Payments received from contract owners ..................       13,486,148        15,703,005        10,795,536        15,066,236
  Transfers between subaccounts
    (including fixed accounts), net .......................       12,815,371        10,393,189         5,562,468         7,859,531
  Transfers for contract benefits and terminations ........      (16,248,839)      (11,356,705)      (13,146,350)      (10,298,062)
  Contract charges and fees ...............................         (251,173)         (192,720)         (176,066)         (168,167)
  Adjustments to annuity reserves .........................             (242)           (5,379)           (1,895)           (1,822)
                                                               -------------     -------------     -------------     -------------
      Net increase (decrease) in net assets from contract
        transactions ......................................        9,801,265        14,541,390         3,033,693        12,457,716
                                                               -------------     -------------     -------------     -------------
Total increase (decrease) in net assets ...................       24,453,864        33,062,374        11,280,544        23,566,764

NET ASSETS:

  Beginning of period .....................................      152,905,760       119,843,386       108,533,870        84,967,106
                                                               -------------     -------------     -------------     -------------
  End of period ...........................................    $ 177,359,624     $ 152,905,760     $ 119,814,414     $ 108,533,870
                                                               =============     =============     =============     =============

                                                                     GLOBAL SECURITIES               INTERNATIONAL STOCK
                                                                        SUBACCOUNT                        SUBACCOUNT
                                                               -----------------------------     -----------------------------
                                                                YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                               DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                                   2005             2004             2005             2004
                                                               ------------     ------------     ------------     ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:

  Net investment income (loss) ............................    $    (64,764)    $    (96,682)    $    120,001     $     87,201
  Net realized gain (loss) on investments .................         871,252          132,150        4,130,351          361,628
  Net change in unrealized appreciation or (depreciation)
    on investments ........................................       1,648,741        1,952,574        2,548,439        4,591,688
                                                               ------------     ------------     ------------     ------------
      Net increase (decrease) in net assets from operations       2,455,229        1,988,042        6,798,791        5,040,517
                                                               ------------     ------------     ------------     ------------

CONTRACT TRANSACTIONS:

  Payments received from contract owners ..................       2,885,870        3,145,827        8,134,570        7,020,187
  Transfers between subaccounts
    (including fixed accounts), net .......................       3,845,292        3,590,311       12,466,008        5,222,422
  Transfers for contract benefits and terminations ........      (1,232,794)        (722,273)      (4,062,369)      (2,610,691)
  Contract charges and fees ...............................         (28,480)         (10,931)         (70,018)         (42,219)
  Adjustments to annuity reserves .........................             768             (998)             322           (1,088)
                                                               ------------     ------------     ------------     ------------
      Net increase (decrease) in net assets from contract
        transactions ......................................       5,470,656        6,001,936       16,468,513        9,588,611
                                                               ------------     ------------     ------------     ------------
Total increase (decrease) in net assets ...................       7,925,885        7,989,978       23,267,304       14,629,128

NET ASSETS:

  Beginning of period .....................................      15,069,841        7,079,863       33,841,484       19,212,356
                                                               ------------     ------------     ------------     ------------
  End of period ...........................................    $ 22,995,726     $ 15,069,841     $ 57,108,788     $ 33,841,484
                                                               ============     ============     ============     ============

                 See accompanying Notes to Financial Statements.

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                T. ROWE INTERNATIONAL STOCK           DEVELOPING MARKETS
                                                                        SUBACCOUNT                        SUBACCOUNT
                                                               -----------------------------     -----------------------------
                                                                YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                               DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                                   2005             2004             2005             2004
                                                               ------------     ------------     ------------     ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:

  Net investment income (loss) ............................    $     20,162     $   (122,752)    $     (3,559)    $     18,665
  Net realized gain (loss) on investments .................         389,921         (659,246)         269,438          130,880
  Net change in unrealized appreciation or (depreciation)
    on investments ........................................       3,430,589        4,442,559          722,636          707,905
                                                               ------------     ------------     ------------     ------------
      Net increase (decrease) in net assets from operations       3,840,672        3,660,561          988,515          857,450
                                                               ------------     ------------     ------------     ------------

CONTRACT TRANSACTIONS:

  Payments received from contract owners ..................               4               --               --               --
  Transfers between subaccounts
    (including fixed accounts), net .......................      (1,270,586)      (1,239,684)        (128,607)        (271,947)
  Transfers for contract benefits and terminations ........      (6,228,007)      (5,367,080)        (686,570)        (616,537)
  Contract charges and fees ...............................         (36,880)         (50,528)          (4,502)          (9,493)
  Adjustments to annuity reserves .........................            (413)            (895)              --               --
                                                               ------------     ------------     ------------     ------------
      Net increase (decrease) in net assets from contract
        transactions ......................................      (7,535,882)      (6,658,187)        (819,679)        (897,977)
                                                               ------------     ------------     ------------     ------------
Total increase (decrease) in net assets ...................      (3,695,210)      (2,997,626)         168,836          (40,527)

NET ASSETS:

  Beginning of period .....................................      32,790,819       35,788,445        4,363,891        4,404,418
                                                               ------------     ------------     ------------     ------------
  End of period ...........................................    $ 29,095,609     $ 32,790,819     $  4,532,727     $  4,363,891
                                                               ============     ============     ============     ============

                 See accompanying Notes to Financial Statements.

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


(1) ORGANIZATION

    The CUNA Mutual Life Variable Annuity Account (the Variable Account) is a unit investment trust registered under the Investment Company Act of 1940 with the Securities and Exchange Commission (SEC). The Variable Account was established as a separate investment account within CUNA Mutual Life Insurance Company (the Company) to receive and invest net premiums paid under variable annuity contracts (Contracts).

    Although the assets in the Variable Account are the property of the Company, the assets in the Variable Account attributable to the Contracts are not chargeable with liabilities arising out of any other business which the Company may conduct. The net assets of the Variable Account are available to cover the general liabilities of the Company only to the extent that the Variable Account's assets exceed its liabilities arising under the Contracts. The Company has the right to transfer to the general account any assets of the Variable Account which are in excess of reserves and other contract liabilities. All obligations arising under the Contracts are general corporate obligations of the Company.

    The Variable Account currently sells four variable annuity products: MEMBERS Variable Annuity, MEMBERS Variable Annuity II, MEMBERS Choice Variable Annuity and MEMBERS Variable Annuity III. The MEMBERS Variable Annuity III product became available for sale on October 11, 2004.

    The accompanying financial statements include only the Contract owner deposits applicable to the variable portions of the Contracts and exclude deposits for fixed dollar benefits, which are included in the general account of the Company.

    Investments

    The Variable Account currently is divided into fourteen subaccounts but may, in the future, include additional subaccounts. Each subaccount invests exclusively in shares of a single underlying fund. (The term fund is used to mean an investment portfolio, i.e., Ultra Series Fund (Class Z shares), T. Rowe Price International Series, Inc., MFS(R) Variable Insurance Trust(SM), Oppenheimer Variable Account Funds, Franklin Templeton Variable Insurance Products Trust, or any other open-end management investment company or unit investment trust in which a subaccount invests.) The income, gains and losses, realized or unrealized, from the assets allocated to each subaccount are credited to or charged against that subaccount without regard to income, gains or losses from any other subaccount.

    The Variable Account invests in shares of certain funds within the Ultra Series Fund, T. Rowe Price International Series, Inc., MFS(R) Variable Insurance Trust(SM), Oppenheimer Variable Account Funds, and Franklin Templeton Variable Insurance Products Trust. Each is a management investment company of the series type with one or more funds. Each is registered with the SEC as an open-end, management investment company. Such registration does not involve supervision of the management or investment practices or policies of the companies or their funds by the SEC.

    Ultra Series Fund currently has ten funds available as investment options under the Contracts. T. Rowe Price International Series, Inc., MFS(R) Variable Insurance Trust(SM), Oppenheimer Variable Account Funds and Franklin Templeton Variable Insurance Products Trust each have one fund available as an investment option under the Contracts. The T. Rowe Price International Series, Inc., MFS(R) Variable Insurance Trust(SM), Oppenheimer Variable Account Funds and Franklin Templeton Variable Insurance Products Trust also have other funds that are not available under the Contracts. These fund companies may, in the future, create additional funds or classes that may or may not be available as investment options under the Contracts.

    MEMBERS Capital Advisors, Inc. serves as the investment adviser to the Ultra Series Fund and manages its assets in accordance with general policies and guidelines established by the board of trustees of the Ultra Series Fund. The Company owns one half of MEMBERS Capital Advisors' outstanding stock and one half is owned indirectly by CUNA Mutual Insurance Society (CMIS). CMIS is joined in an agreement of permanent affiliation with the company, and the companies have a common management team and board of directors.

    T. Rowe Price International, Inc. serves as the investment adviser to the International Stock Portfolio and manages its assets in accordance with general policies and guidelines established by the board of directors of T. Rowe Price International Series, Inc.

    Massachusetts Financial Services Company (MFS) serves as the investment adviser to the MFS Strategic Income Series and manages their assets in accordance with general policies and guidelines established by the board of trustees of MFS(R) Variable Insurance Trust(SM).

    OppenheimerFunds, Inc. serves as the investment adviser to the Oppenheimer High Income Fund/VA and manages its assets in accordance with general policies and guidelines established by the board of trustees of the Oppenheimer Variable Account Funds.

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)



    Templeton Asset Management Ltd. serves as the investment adviser to the Franklin Templeton Developing Markets Securities Fund and manages its assets and makes its investments decisions.



(2) SIGNIFICANT ACCOUNTING POLICIES

    Investment Valuation

    The assets of each fund are held separate from the assets of the other funds, and each fund is offered at a price equal to its respective net asset value per share. Investments in shares of the funds are stated at market value which is the net asset value per share as determined by the funds. Transactions are recorded on a trade date basis. Realized gains and losses from security transactions are reported on an average cost basis. Income from dividends and gains from realized gain distributions from each fund are recorded on the ex-dividend date and are reinvested in that fund.

    Federal Income Taxes

    The operations of the Variable Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not expect to incur federal income taxes on recorded earnings or the realized capital gains attributed to the Variable Account to the extent the earnings are credited under the contracts. Accordingly, no charge for income tax is currently recorded to the Variable Account. If such taxes are incurred by the Company in the future, a charge to the Variable Account may be assessed.

    Annuity Reserves

    Annuity reserves are computed for contracts in the payout stage according to the 1983a Individual Annuitant Mortality Table. The assumed investment return is 3.5%. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

    Use of Estimates

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.


(3) FEES AND CHARGES

    Contract Charges

    SURRENDER CHARGE (CONTINGENT DEFERRED SALES CHARGE). At the time purchase payments are paid, no charge is deducted for sales expenses. However, a surrender charge is deducted upon surrender or partial withdrawal of purchase payments within 7 years of their being paid and, in certain circumstances, upon payment of a death benefit or the election of certain annuity payment options.

    For purchase payments withdrawn or surrendered within one year of having been paid, the charge is 7% of the amount of the payment withdrawn or surrendered. The surrender charge decreases by 1% for each full year that has elapsed since the purchase payment was made. No surrender charge is assessed upon the withdrawal or surrender of the contract value in excess of aggregate purchase payments or on purchase payments made more than 7 years prior to the withdrawal or surrender.

    Subject to certain restrictions for the first partial withdrawal (or surrender) in each contract year, an amount equal to 10% of aggregate purchase payments subject to a surrender charge (as of the time of withdrawal or surrender) may be surrendered without a surrender charge. The surrender charge also may be waived in certain circumstances as provided in the Contracts.

    ANNUAL CONTRACT FEE. On each contract anniversary (or upon surrender of the Contract) prior to the annuity date, the Company deducts an annual contract fee of $30 from the variable contract value. After the annuity date, the Company deducts this fee from variable annuity payments. A pro-rated portion of the fee is deducted upon annuitization of a Contract except on a contract anniversary. The Company currently waives this fee for contracts with $25,000 or more of contract value.

    DEATH BENEFIT RIDER CHARGES. Optional death benefit riders are available on MEMBERS Variable Annuity II and MEMBERS Choice Variable Annuity contracts. The Maximum Anniversary Value Death Benefit and 5% Annual Guarantee Death Benefit Riders are available for issue ages 0 to 75. The minimum Death Benefit Guarantee Rider is available for issue ages 76 to 85.

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)



    On each contract anniversary (or upon surrender of the Contract) prior to the annuity date, the Company deducts rider fees from the contract value. The annual charge for each of these riders ranges from 0.15% to 0.20% of average assets during the prior contract year.

    Optional death benefit riders are also available on MEMBERS Variable Annuity III contracts. The Maximum Anniversary Value Death Benefit, 3% Annual Guarantee Death Benefit and Earnings Enhanced Death Benefit Riders are available for issue ages 0 to 75. On each contract anniversary (or upon surrender of the Contract) prior to the annuity date, the Company deducts rider fees from the contract value. The annual charge for each of these riders ranges from 0.15% to 0.35% of average assets during the prior contract year.

    TRANSFER FEE. No charge is made for transfers. However, the Company reserves the right to charge $10 for the 13th and each subsequent transfer during a Contract year.

    PREMIUM TAXES. If state or other premium taxes are applicable to a Contract, they will be deducted either: (a) from purchase payments as they are received, (b) from contract value upon surrender or partial withdrawal, (c) upon application of adjusted contract value to an annuity payment option, or
    (d) upon payment of a death benefit. The Company, however, reserves the right to deduct premium taxes at the time it pays such taxes.

    Variable Account Charges

    MORTALITY AND EXPENSE RISK CHARGE. The Company deducts a daily mortality and expense risk charge to compensate it for assuming certain mortality and expense risks. The charge is deducted from the assets of the Variable Account at an annual rate of 1.15% to 1.25%.

    ADMINISTRATIVE CHARGE. The Company deducts a daily administrative charge to compensate it for certain expenses it incurs in administration of MEMBERS Variable Annuity and MEMBERS Variable Annuity III contracts. The charge is deducted from the assets of the Variable Account at an annual rate of 0.15%.



(4) PURCHASE AND SALES OF INVESTMENTS

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2005 were as follows:


                                                   Purchases            Sales
                                                   ---------            -----
Money Market Fund                                 $ 60,297,243      $ 51,847,299
Bond Fund                                           57,742,220        40,343,466
Strategic Income Series                                267,013         1,164,759
High Income Fund                                    25,140,172         9,086,478
Oppenheimer High Income Fund                         1,656,629         6,475,457
Balanced Fund.                                      46,484,708        76,551,533
Growth and Income Stock Fund                        52,796,954        80,394,641
Capital Appreciation Stock Fund                     19,193,101        45,234,528
Mid-Cap Stock Fund                                  34,724,889        17,239,891
Multi-Cap Growth Stock Fund                         28,880,948        16,553,112
Global Securities Fund                               9,130,149         3,474,908
International Stock Portfolio                       24,785,155         5,126,390
T. Rowe International Stock Fund                       551,344         7,977,392
Developing Markets Fund                                 49,681           872,829
                                                  ------------      ------------
                                                  $361,700,206      $362,342,683
                                                  ============      ============

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)



(5) CHANGES IN UNITS OUTSTANDING

    The changes in units outstanding for the years ended December 31, 2005 and 2004 were as follows:

                                                  MONEY                             STRATEGIC           HIGH           OPPENHEIMER
                                                 MARKET              BOND             INCOME           INCOME          HIGH INCOME
                                               SUBACCOUNT         SUBACCOUNT        SUBACCOUNT       SUBACCOUNT         SUBACCOUNT
                                               ----------         ----------        ----------       ----------         ----------
Units outstanding at December 31, 2003           6,828,142        19,417,820           393,776        4,030,074           2,587,094
Units issued                                     8,886,815        15,516,222                10        5,747,426                 310
Units redeemed                                 (10,170,365)      (16,132,920)         (111,509)      (4,251,519)           (548,644)
                                               -----------       -----------          --------       ----------           ---------
Units outstanding at December 31, 2004           5,544,592        18,801,122           282,277        5,525,981           2,038,760
Units issued                                     9,323,446        19,178,542                 4        7,015,279                  33
Units redeemed                                  (8,449,017)      (17,550,166)          (73,508)      (5,886,265)           (456,135)
                                               -----------       -----------          --------       ----------           ---------
Units outstanding at December 31, 2005           6,419,021        20,429,498           208,773        6,654,995           1,582,658
                                               ===========       ===========          ========       ==========           =========


                                                                                     CAPITAL
                                                                  GROWTH AND       APPRECIATION        MID-CAP          MULTI-CAP
                                                BALANCED         INCOME STOCK         STOCK             STOCK          GROWTH STOCK
                                               SUBACCOUNT         SUBACCOUNT        SUBACCOUNT       SUBACCOUNT         SUBACCOUNT
                                               ----------         ----------        ----------       ----------         ----------
Units outstanding at December 31, 2003          33,801,725        29,950,411        18,904,639         8,856,901         9,588,272
Units issued                                    20,566,575        22,139,804        15,911,361         7,145,293         9,511,948
Units redeemed                                 (18,417,138)      (19,030,668)      (13,629,585)       (5,895,894)       (7,126,478)
                                               -----------       -----------       -----------       -----------       -----------
Units outstanding at December 31, 2004          35,951,162        33,059,547        21,186,415        10,106,300        11,973,742
Units issued                                    20,112,400        23,805,899        15,462,382         8,620,582        10,258,662
Units redeemed                                 (20,919,912)      (23,177,843)      (16,174,788)       (7,526,435)       (9,632,067)
                                               -----------       -----------       -----------       -----------       -----------
Units outstanding at December 31, 2005          35,143,650        33,687,603        20,474,009        11,200,447        12,600,337
                                               ===========       ===========       ===========       ===========       ===========


                                                                                     T. ROWE
                                                  GLOBAL        INTERNATIONAL      INTERNATIONAL     DEVELOPING
                                                SECURITIES         STOCK              STOCK            MARKETS
                                                SUBACCOUNT       SUBACCOUNT         SUBACCOUNT        SUBACCOUNT
                                                ----------       ----------         ----------        ----------
Units outstanding at December 31, 2003            690,238        1,844,715           2,930,679           623,882
Units issued                                    1,666,250        3,292,626                  32                --
Units redeemed                                 (1,091,821)      (2,346,216)           (537,530)         (121,297)
                                               ----------       ----------          ----------          --------
Units outstanding at December 31, 2004          1,264,667        2,791,125           2,393,181           502,585
Units issued                                    2,397,485        4,514,383                  35                --
Units redeemed                                 (1,932,775)      (3,164,943)           (537,649)          (87,225)
                                               ----------       ----------          ----------          --------
Units outstanding at December 31, 2005          1,729,377        4,140,565           1,855,567           415,360
                                               ==========       ==========          ==========          ========

 (6) CONDENSED FINANCIAL INFORMATION

    The table below gives per unit information about the financial history of each subaccount for each period.

                                                 At December 31,                           For the Year Ended December 31,
                                    ------------------------------------------   ---------------------------------------------------
                                    Units       Unit Fair Value     Net Assets   Investment(1)  Expense Ratio(2)    Total Return(3)
                                    (000s)     Lowest to Highest      (000s)     Income Ratio  Lowest to Highest   Lowest to Highest
                                    ------     -----------------      ------     ------------  -----------------   -----------------
MONEY MARKET SUBACCOUNT:
2005                                 6,419     $10.45 to $13.00       $71,365          2.74%    1.15% to 1.40%       1.65% to 1.33%
2004                                 5,545       10.28 to 12.83        62,924          0.91%    1.15% to 1.40%   (0.29%) to (0.47%)
2003                                 6,828       10.31 to 12.89        78,796          0.76%    1.15% to 1.40%   (0.39%) to (0.62%)
2002                                 9,769       10.35 to 12.97       115,338          1.48%    1.15% to 1.40%       0.29% to 0.08%
2001                                 9,574       10.32 to 12.96       116,786          3.29%    1.15% to 1.40%       2.58% to 2.29%
BOND SUBACCOUNT:
2005                                20,429     $12.50 to $16.21      $265,644          4.14%    1.15% to 1.40%       1.38% to 1.12%
2004                                18,801       12.33 to 16.03       252,712          4.09%    1.15% to 1.40%       2.15% to 1.91%
2003                                19,418       12.07 to 15.73       262,584          4.39%    1.15% to 1.40%       1.86% to 1.61%
2002                                18,843       11.85 to 15.48       258,868          5.26%    1.15% to 1.40%       7.34% to 7.05%
2001                                10,724       11.04 to 14.46       144,937          6.22%    1.15% to 1.40%       7.08% to 6.79%

                   CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)


                                             At December 31,                      For the Year Ended December 31,
                                        -------------------------  -------------------------------------------------------------
                                         Units   Unit Fair Value   Net Assets Investment(1) Expense Ratio(2)    Total Return(3)
                                        (000s)  Lowest to Highest    (000s)   Income Ratio  Lowest to Highest  Lowest to Highest
                                        ------  -----------------    ------   ------------  -----------------  -----------------
STRATEGIC INCOME SUBACCOUNT:*
2005                                      209            $15.33      $3,202        7.09%             1.40%                   0.46%
2004                                      282             15.26       4,308        5.53%             1.40%                   6.19%
2003                                      394             14.37       5,657        5.30%             1.40%                   8.86%
2002                                      482             13.20       6,365        3.80%             1.40%                   6.88%
2001                                      705             12.35       8,707        3.82%             1.40%                   3.35%
HIGH INCOME SUBACCOUNT:
2005                                    6,655  $13.37 to $11.77     $83,896        6.56%    1.15% to 1.40%          1.36% to 1.12%
2004                                    5,526    13.19 to 11.64      70,925        7.10%    1.15% to 1.40%          7.67% to 7.38%
2003                                    4,030    12.25 to 10.84      48,159        6.98%    1.15% to 1.40%       17.11% to 8.40%**
2002                                    1,434             10.46      14,998        8.45%             1.15%                   1.95%
2001                                      696             10.26       7,147       12.02%             1.15%                   2.19%
OPPENHEIMER HIGH INCOME SUBACCOUNT:*
2005                                    1,583            $13.61     $21,539        6.90%             1.40%                   0.89%
2004                                    2,039             13.49      27,500        6.62%             1.40%                   7.49%
2003                                    2,587             12.55      32,476        7.82%             1.40%                  22.20%
2002                                    3,245             10.27      33,317       10.94%             1.40%                 (3.75%)
2001                                    3,947             10.67      42,110       10.24%             1.40%                   0.57%
BALANCED SUBACCOUNT:
2005                                   35,144  $10.62 to $20.52    $490,164        2.22%    1.15% to 1.40%          2.71% to 2.45%
2004                                   35,951    10.34 to 20.03     512,331        2.35%    1.15% to 1.40%          7.04% to 6.83%
2003                                   33,802     9.66 to 18.75     475,628        2.67%    1.15% to 1.40%        15.55% to 15.24%
2002                                   31,341     8.36 to 16.27     409,569        2.99%    1.15% to 1.40%     (12.18%) to (12.39%)
2001                                   29,580     9.52 to 18.57     487,002        3.03%    1.15% to 1.40%       (4.13%) to (4.43%)
GROWTH AND INCOME STOCK SUBACCOUNT:
2005                                   33,688   $9.64 to $26.16    $498,121        1.71%    1.15% to 1.40%          4.33% to 4.14%
2004                                   33,060     9.24 to 25.12     507,027        1.59%    1.15% to 1.40%        11.19% to 10.86%
2003                                   29,950     8.31 to 22.66     458,665        1.65%    1.15% to 1.40%        24.40% to 24.16%
2002                                   27,219     6.68 to 18.25     379,088        1.29%    1.15% to 1.40%     (22.42%) to (22.64%)
2001                                   26,942     8.61 to 23.59     552,904        1.20%    1.15% to 1.40%     (11.78%) to (11.98%)
CAPITAL APPRECIATION STOCK SUBACCOUNT:
2005                                   20,474   $7.98 to $25.43    $256,021        0.89%    1.15% to 1.40%          1.27% to 0.99%
2004                                   21,186     7.88 to 25.18     278,129        0.73%    1.15% to 1.40%          7.65% to 7.42%
2003                                   18,905     7.32 to 23.44     256,091        0.49%    1.15% to 1.40%        27.75% to 27.39%
2002                                   16,585     5.73 to 18.40     203,225        0.22%    1.15% to 1.40%     (32.19%) to (32.38%)
2001                                   14,890     8.45 to 27.21     326,214        0.10%    1.15% to 1.40%     (10.20%) to (10.41%)
MID-CAP STOCK SUBACCOUNT:
2005                                   11,200  $14.84 to $19.76    $177,360        0.64%    1.15% to 1.40%          9.04% to 8.81%
2004                                   10,106    13.61 to 18.16     152,906        1.02%    1.15% to 1.40%        14.56% to 14.29%
2003                                    8,857    11.88 to 15.89     119,843        0.53%    1.15% to 1.40%        29.69% to 29.40%
2002                                    7,465     9.16 to 12.28      80,076        0.51%    1.15% to 1.40%     (18.36%) to (18.57%)
2001                                    5,829    11.22 to 15.08      80,802        0.96%    1.15% to 1.40%          9.89% to 9.59%
MULTI-CAP GROWTH STOCK SUBACCOUNT:
2005                                   12,600   $6.97 to $15.05    $119,814        0.00%    1.15% to 1.40%          7.56% to 7.27%
2004                                   11,974     6.48 to 14.03     108,534        0.03%    1.15% to 1.40%        12.11% to 11.88%
2003                                    9,588     5.78 to 12.54      84,967        0.00%    1.15% to 1.40%        31.96% to 25.40%**
2002                                    2,557              4.38      11,206        0.01%             1.15%                 (26.14%)
2001                                    1,294              5.93       7,670        0.00%             1.15%                 (31.68%)
EMERGING GROWTH:
2002                                    4,850              9.49     $46,004        0.00%             1.40%                (34.69%)
2001                                    6,303             14.53      91,559        0.00%             1.40%                (34.43%)
GLOBAL SECURITIES SUBACCOUNT:
2005                                    1,729  $12.86 to $18.36     $22,996        0.82%    1.15% to 1.40%        12.71% to 12.43%
2004                                    1,265    11.41 to 16.33      15,070        0.28%    1.15% to 1.40%        17.03% to 16.81%
2003                                      690     9.75 to 13.98       7,080        1.06%    1.15% to 1.40%        39.68% to 39.80%**
2002                                      439              6.98       3,067        0.49%             1.15%                 (22.62%)
2001                                      280              9.02       2,527        0.35%             1.15%                 (11.39%)

                   CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)


                                                   At December 31,                        For the Year Ended December 31,
                                       ---------------------------------------  ---------------------------------------------------
                                       Units    Unit Fair Value     Net Assets  Investment(1)  Expense Ratio(2)    Total Return(3)
                                       (000s)   Lowest to Highest      (000s)   Income Ratio  Lowest to Highest   Lowest to Highest
                                       ------   -----------------      ------   ------------  -----------------   -----------------
INTERNATIONAL STOCK SUBACCOUNT:
2005                                    4,141    $12.92 to $17.78     $57,109       1.47%        1.15% to 1.40%   15.25% to 14.93%
2004                                    2,791      11.21 to 15.47      33,841       1.54%        1.15% to 1.40%   19.13% to 18.82%
2003                                    1,845       9.41 to 13.02      19,212       0.75%        1.15% to 1.40%   31.98% to 30.20%**
2002                                      748                7.13       5,329       1.11%                 1.15%             (9.06%)
2001                                      393                7.84       3,081       0.04%                 1.15%            (19.34%)
T. ROWE INTERNATIONAL STOCK SUBACCOUNT:*
2005                                    1,856              $15.68     $29,096       1.47%                 1.40%             14.45%
2004                                    2,393               13.70      32,791       1.03%                 1.40%             12.20%
2003                                    2,931               12.21      35,788       1.14%                 1.40%             28.66%
2002                                    4,107                9.49      38,963       0.84%                 1.40%            (19.37%)
2001                                    5,169               11.77      60,868       1.80%                 1.40%            (23.32%)
DEVELOPING MARKETS SUBACCOUNT:*
2005                                      415              $10.91      $4,533       1.31%                 1.40%             25.69%
2004                                      503                8.68       4,364       1.84%                 1.40%             22.95%
2003                                      624                7.06       4,404       1.14%                 1.40%             50.85%
2002                                      842                4.68       3,938       1.44%                 1.40%             (1.47%)
2001                                    1,046                4.75       4,971       0.85%                 1.40%             (9.35%)


(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded. Prior to 2004, only two products were available; therefore, these two products represent the low and high values of the range presented for those years. An additional product was added in 2004 with an expense ratio of 1.30%.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

*    This subaccount is available in the MEMBERS Variable Annuity product only.

**   For the period of May 1, 2003 through December 31, 2003.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors of CUNA Mutual Life Insurance Company and Contract Owners of CUNA Mutual Life Variable Annuity Account



We have audited the accompanying statements of assets and liabilities of the Money Market, Bond, Strategic Income, High Income, Oppenheimer High Income, Balanced, Growth and Income Stock, Capital Appreciation Stock, Mid-Cap Stock, Multi-Cap Growth Stock, Global Securities, International Stock, T. Rowe International Stock, and Developing Markets Subaccounts (the Subaccounts) comprising CUNA Mutual Life Variable Annuity Account (the Variable Account) of CUNA Mutual Life Insurance Company as of December 31, 2005, the related statements of operations for the year then ended, and the statements of changes in net assets for the two years then ended. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.


We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Subaccounts are not required to have, nor were we engaged to perform, audits of the Subaccounts' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Subaccounts' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Subaccounts of the CUNA Mutual Life Variable Annuity Account of CUNA Mutual Life Insurance Company as of December 31, 2005, the results of their operations for the year then ended, and the changes in their net assets for the two years then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/DELOITTE & TOUCHE LLP

Chicago, Illinois
March 31, 2006

REPORT OF INDEPENDENT AUDITORS

To the Board of Directors
CUNA Mutual Life Insurance Company

In our opinion, the accompanying consolidated balance sheet and related consolidated statements of income, comprehensive income, changes in policyholders' surplus and cash flows present fairly, in all material respects, the financial position of CUNA Mutual Life Insurance Company and its subsidiaries at December 31, 2003, and the results of their operations and their cash flows for the period ended December 31, 2003 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP
    Milwaukee, Wisconsin
    April 8, 2004

CUNA MUTUAL LIFE INSURANCE
COMPANY AND SUBSIDIARIES

CONSOLIDATED FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2005 AND 2004 AND FOR
THE THREE YEARS ENDED DECEMBER 31, 2005
AND INDEPENDENT AUDITORS' REPORT

INDEPENDENT AUDITORS' REPORT

To the Board of Directors of
CUNA Mutual Life Insurance Company:

We have audited the accompanying consolidated balance sheets of CUNA Mutual Life Insurance Company and its subsidiaries (the "Company") as of December 31, 2005 and 2004, and the related consolidated statements of operations, comprehensive income, changes in policyholders' surplus, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of CUNA Mutual Life Insurance Company and its subsidiaries at December 31, 2005 and 2004, and the results of their operations and their cash flows for the years then ended in conformity with accounting principles generally accepted in the United States of America.


/s/ DELOITTE & TOUCHE LLP

Chicago, Illinois
March 17, 2006

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Consolidated Balance Sheets
December 31, 2005 and 2004
(000s omitted)

                                                        2005         2004
                                                     ----------   ----------
ASSETS
Debt securities available for sale at fair value     $2,806,985   $2,856,986
Equity securities available for sale at fair value      160,002      199,317
Equity in unconsolidated affiliate                       24,637       20,065
Mortgage loans                                          185,248      211,278
Real estate at cost less accumulated depreciation
   (2005 - $33,452; 2004 - $30,697)                      36,027       39,559
Policy loans                                             92,563       94,574
Short-term investments                                  153,794      190,557
Other invested assets                                    52,228       42,085
Cash and cash equivalents                                17,440       14,325
                                                     ----------   ----------
Total cash and investments                            3,528,924    3,668,746

Accrued investment income                                35,084       34,261
Reinsurance recoverables                                762,122      751,131
Deferred policy acquisition costs                       269,927      256,771
Office properties, equipment and computer
   software at cost less accumulated depreciation
   (2005 - $42,798; 2004 - $40,113)                      10,509       11,346
Other assets and receivables                             26,402       20,912
Separate account assets                               4,273,164    4,001,641
                                                     ----------   ----------
Total assets                                         $8,906,132   $8,744,808
                                                     ==========   ==========

LIABILITIES AND POLICYHOLDERS' SURPLUS
Policyholder account balances                        $2,896,610   $3,085,608
Insurance reserves - life and health                    919,686      822,430
Unearned premiums                                        31,671       30,077
Dividends payable to policyholders                       12,755       12,159
Income taxes payable                                     11,746       11,062
Deferred income tax liability                            16,110       36,570
Accrued postretirement benefit liability                 29,535       29,199
Accrued pension liability                                11,336        4,820
Notes payable                                               866        5,921
Accounts payable and other liabilities                  235,367      242,049
Separate account liabilities                          4,273,164    4,001,641
                                                     ----------   ----------
Total liabilities                                     8,438,846    8,281,536
                                                     ----------   ----------
Accumulated other comprehensive income                   24,580       58,997
Retained earnings                                       442,706      404,275
                                                     ----------   ----------
Total policyholders' surplus                            467,286      463,272
                                                     ----------   ----------
Total liabilities and policyholders' surplus         $8,906,132   $8,744,808
                                                     ==========   ==========

See accompanying notes to consolidated financial statements.

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Consolidated Statements of Operations
Years Ended December 31, 2005, 2004 and 2003
(000s omitted)

                                                         2005       2004       2003
                                                       --------   --------   --------
Revenues:
   Life and health premiums                            $231,541   $183,618   $159,857
   Net investment income                                163,619    157,434    156,816
   Net realized investment gains                         13,237     18,266     15,577
   Contract charges                                      77,478     76,099     71,791
   Other income                                          12,394     11,588      9,728
                                                       --------   --------   --------
Total revenues                                          498,269    447,005    413,769
                                                       --------   --------   --------
Benefits and expenses:
   Life and health insurance claims and benefits        199,773    152,181    139,578
   Interest credited to policyholder account
      balances                                           89,539     93,044     84,621
   Policyholder dividends                                24,999     25,369     28,009
   Operating and other expenses                         142,388    125,262    131,458
                                                       --------   --------   --------
Total benefits and expenses                             456,699    395,856    383,666
                                                       --------   --------   --------
Income before income taxes and equity in income of
   unconsolidated affiliate                              41,570     51,149     30,103
Income tax expense                                        6,281     13,973      9,446
                                                       --------   --------   --------
Income before equity in income of unconsolidated
   affiliate                                             35,289     37,176     20,657
Equity in income of unconsolidated affiliate, net of
   tax (2005 - $1,692; 2004 - $1,722; 2003 - $959)        3,142      3,198      1,781
                                                       --------   --------   --------
Net income                                             $ 38,431   $ 40,374   $ 22,438
                                                       ========   ========   ========

See accompanying notes to consolidated financial statements.

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Consolidated Statements of Comprehensive Income
Years Ended December 31, 2005, 2004 and 2003
(000s omitted)

                                                        2005       2004       2003
                                                      --------   --------   --------
Net income                                            $ 38,431   $ 40,374   $ 22,438
Other comprehensive income (loss), net of tax:
   Unrealized net gains (losses) on investment
      securities:
      Unrealized net holding gains (losses) arising
         during period                                 (41,165)    15,726     28,840
      Applicable income tax on above                    14,408     (5,504)   (10,094)
      Reclassification adjustment for net gains
         included in net income                         (9,320)   (15,836)   (10,909)
      Applicable income tax on above                     3,262      5,543      3,818
                                                      --------   --------   --------
      Net unrealized gains (losses)                    (32,815)       (71)    11,655
                                                      --------   --------   --------
      Minimum pension liability                         (2,465)        --         --
      Applicable income tax on above                       863         --         --
                                                      --------   --------   --------
      Minimum pension liability                         (1,602)        --         --
                                                      --------   --------   --------
Other comprehensive income (loss) subtotal             (34,417)       (71)    11,655
                                                      --------   --------   --------
Comprehensive income                                  $  4,014   $ 40,303   $ 34,093
                                                      ========   ========   ========

See accompanying notes to consolidated financial statements.

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Consolidated Statements of Changes in Policyholders' Surplus
Years Ended December 31, 2005, 2004 and 2003
(000s omitted)

                                                       2005       2004       2003
                                                     --------   --------   --------
Retained earnings:
   Balance at beginning of year                      $404,275   $363,901   $341,463
   Net income                                          38,431     40,374     22,438
                                                     --------   --------   --------
   Balance at end of year                             442,706    404,275    363,901
                                                     --------   --------   --------
Accumulated other comprehensive income:
   Unrealized investment gains:
      Balance at beginning of year                     58,997     59,068     47,413
      Unrealized gain (loss) on investment
         securities, net of tax (2005 - $(17,670);
         2004 - $(39); 2003 - $6,276)                 (32,815)       (71)    11,655
                                                     --------   --------   --------
      Balance at end of year                           26,182     58,997     59,068
                                                     --------   --------   --------
   Minimum pension liability:
      Balance at beginning of year                         --         --         --
      Change in minimum pension liability, net of
         tax (2005 - $863)                             (1,602)        --         --
                                                     --------   --------   --------
      Balance at end of year                           (1,602)
                                                     --------   --------   --------
Accumulated other comprehensive income                 24,580     58,997     59,068
                                                     --------   --------   --------
Total policyholders' surplus                         $467,286   $463,272   $422,969
                                                     ========   ========   ========

See accompanying notes to consolidated financial statements.

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Consolidated Statements of Cash Flows
Years Ended December 31, 2005, 2004 and 2003
(000s omitted)

                                                       2005       2004       2003
                                                     --------   --------   --------
Cash flows from operating activities:
   Net income                                        $ 38,431   $ 40,374   $ 22,438
      Adjustments to reconcile net income to net
         cash provided by operating activities:
         Amortization of deferred policy
            acquisition costs                          44,456     33,396     32,505
         Policy acquisition costs deferred            (50,348)   (53,717)   (48,058)
         Depreciation of office properties,
            equipment and computer software             2,784      5,880      6,326
         Deferred income taxes                         (3,434)     7,430     (4,742)
         Net realized investment (gains)              (13,237)   (18,266)   (15,577)
         Policyholder assessments on investment-
            type contracts                            (22,520)   (22,435)   (22,260)
         Interest credited to policyholder account
            balances                                   89,539     93,044     84,621
         Amortization of bond premium and discount      8,380     10,720      8,823
         Other investment income                        3,148     (2,712)     3,066
         Equity in income of unconsolidated
            affiliate                                  (3,142)    (3,198)    (1,781)
      Changes in other assets and liabilities:
         Accrued investment income                       (823)     2,498     (5,885)
         Other assets and receivables                  (8,885)    (7,077)       164
         Insurance reserves                            97,256     57,602     94,734
         Unearned premiums                             (1,190)    (1,258)      (815)
         Accrued income taxes                             684      8,927      3,577
         Other liabilities                             17,429       (983)   (29,373)
                                                     --------   --------   --------
Net cash provided by operating activities            $198,528   $150,225   $127,763
                                                     --------   --------   --------

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Consolidated Statements of Cash Flows, continued
Years Ended December 31, 2005, 2004 and 2003
(000s omitted)

                                                         2005          2004          2003
                                                     -----------   -----------   -----------
Cash flows from investing activities:
   Purchase of investments:
      Debt securities                                $(1,635,439)  $(1,331,845)  $(1,792,068)
      Equity securities                                  (27,121)      (74,966)      (36,136)
      Mortgage loans                                      (8,603)       (3,499)           --
      Real estate                                            777        (1,410)       (1,176)
      Short-term investments                             (15,291)      (67,827)      (13,502)
      Other invested assets                              (74,472)      (48,125)      (57,541)
   Proceeds on sale or maturity of investments:
      Debt securities                                  1,596,298     1,139,746     1,351,244
      Equity securities                                   74,731        18,670        11,940
      Mortgage loans                                      34,556        34,250        35,042
      Real estate                                             --           367            --
      Short-term investments                              14,562        70,288         7,673
      Other invested assets                              113,193        35,875        34,740
   Purchases of office properties, equipment and
      computer software                                   (1,947)         (416)         (541)
   Change in policy loans                                  2,011         2,695         2,753
                                                     -----------   -----------   -----------
Net cash provided by (used in) investing
   activities                                             73,255      (226,197)     (457,572)
                                                     -----------   -----------   -----------
Cash flows from financing activities:
   Deposits to policyholder account balances             203,445       418,562       765,847
   Withdrawals from policyholder account balances       (467,058)     (391,270)     (440,014)
   Change in notes payable                                (5,055)      (10,056)       14,751
                                                     -----------   -----------   -----------
Net cash (used in) provided by financing
   activities                                           (268,668)       17,236       340,584
                                                     -----------   -----------   -----------
Change in cash and cash equivalents                        3,115       (58,736)       10,775
Cash and cash equivalents at beginning of year            14,325        73,061        62,286
                                                     -----------   -----------   -----------
Cash and cash equivalents at end of year             $    17,440   $    14,325   $    73,061
                                                     ===========   ===========   ===========
Supplemental disclosures of cash information:
   Cash paid during the year for income taxes, net
      of refunds                                     $     9,031   $    (2,383)  $    10,612
                                                     ===========   ===========   ===========

See accompanying notes to consolidated financial statements.

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

(1)  NATURE OF BUSINESS

     CUNA Mutual Life Insurance Company ("CMLIC" or the "Company"), a mutual life insurance company domiciled in Iowa, offers a full range of ordinary life and health insurance and annuity products through face-to-face and direct response distribution systems. Most of its new business is generated from sales to credit union members. The Company owns 50% of MEMBERS Capital Advisors, Inc., a registered investment advisor and 100% of CMIA of Wisconsin, Inc., an insurance agency and holding company. CMIA of Wisconsin, Inc. owns 100% of League Insurance Agency.

     The Company is authorized to sell insurance in the District of Columbia and all states except New York. No single jurisdiction has a significant concentration of business.

(2)  BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF PRESENTATION

     The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") and include the accounts of CMLIC and its wholly-owned subsidiaries. All significant intercompany accounts and transactions have been eliminated. Certain amounts applicable to prior years have been reclassified to conform to the current year presentation.

     USE OF ESTIMATES

     The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Investment valuations, deferred policy acquisition costs and insurance reserves are most affected by the use of estimates and assumptions.

     INVESTMENTS OTHER THAN INVESTMENTS IN UNCONSOLIDATED AFFILIATES

     Investments in debt securities, including bonds and redeemable preferred stocks, are classified as available for sale and are carried at fair value. For mortgage-backed and other structured securities, income is recognized using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When estimates of prepayments change, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Such adjustments are reflected in net investment income. Prepayment assumptions for loan-backed bonds and structured securities are obtained from industry survey values or internal estimates.

     Investments in equity securities, including common stocks and nonredeemable preferred stocks, are classified as available for sale and are reported at fair value.

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

     Unrealized gains and losses on investments in debt and equity securities, net of deferred federal income taxes, are included in accumulated other comprehensive income as a separate component of policyholders' surplus unless designated as a hedged item. The Company uses foreign currency futures to hedge the fair value risk in some of its debt securities denominated in foreign currencies. Unrealized gains and losses on these debt securities are reclassified from accumulated other comprehensive income to realized investment gains and losses in accordance with the provisions of hedge accounting rules.

     Debt and equity securities are considered impaired, and their cost basis is written down to fair value and a realized investment loss recorded, when management expects a decline in value to persist (i.e., the decline is other than temporary). In determining whether an unrealized loss is expected to be temporary, the Company considers severity of impairment, duration of impairment, financial position of the issuer, and the intent and ability of the Company to hold the investment until the fair value has recovered.

     Mortgage loans held for investment are carried at their aggregate unpaid principal balance, net of valuation allowances. Valuation allowances are provided when a mortgage loan becomes impaired. Impairment is determined when it becomes probable the Company will be unable to collect the total contractual amounts due. Impairments are recorded as realized investment losses and are determined based upon the carrying value of the recorded investment in the mortgage loan and the estimated fair value of the underlying collateral. Mortgage loan valuation allowances are insignificant.

     Investments in real estate are carried at cost net of accumulated depreciation. The cost of real estate is adjusted for impairment whenever events or circumstances indicate the carrying value of the asset may not be recoverable. Impaired real estate is written down to estimated fair value with the impairment loss being included in net realized investment losses. There were no impairments in 2005 or 2004.

     Policy loans are reported at their unpaid principal balance.

     Short-term investments, including the reinvestment of cash collateral received for securities lending transactions, are reported at amortized cost, which approximates fair value.

     Other invested assets include investments in limited partnerships and derivatives carried at fair value, as well as receivables resulting from investment transactions.

     Interest income is recognized on an accrual basis and dividends are recorded at the ex-dividend date. Interest income reflects amortization of premiums and accrual of discounts on an effective-yield basis, based upon expected cash flows. Other sources of investment income include real estate operations and derivative activity. Realized gains and losses on the sale of investments are determined based upon the specific identification method and are recorded on the trade date.

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

     DERIVATIVE FINANCIAL INSTRUMENTS

     The Company uses derivative instruments, such as interest rate swaps and caps, total return swaps, foreign currency futures, bond and stock index futures, and purchased and written options to help maximize risk adjusted investment returns; reduce interest rate risks of long term assets; control exposure to various credit, currency and market risks; and manage exposure to various equity and fixed income market sectors. Derivatives are stated in the consolidated balance sheets at estimated fair value. Changes in fair value are reported in net income, as are gains and losses at termination.

     CMLIC uses hedge accounting when derivatives are designated, qualify and are highly effective as hedges. Under hedge accounting, changes in fair value of the derivative and the hedged risk are generally recognized together and offset each other when reported in net income.

     EQUITY IN UNCONSOLIDATED AFFILIATE

     Equity in unconsolidated affiliate represents CMLIC's 50% ownership of the common stock of MEMBERS Capital Advisors, Inc., and is accounted for using the equity method.

     CASH AND CASH EQUIVALENTS

     Cash and cash equivalents include deposits in financial institutions, U.S. Treasury bills, money market instruments, and commercial paper with original maturities under 90 days, which are not otherwise restricted.

     OFFICE PROPERTIES, EQUIPMENT AND COMPUTER SOFTWARE

     Office properties, equipment, and computer software are carried at cost net of accumulated depreciation. Depreciation is determined on a straight-line basis over the estimated useful lives of the assets. The useful life of equipment and software is generally three to seven years, while for office properties it is generally twenty years.

     DEFERRED ACQUISITION COSTS

     The costs of acquiring business that vary with, and are primarily related to, the production of new and renewal business have been deferred to the extent that such costs are deemed recoverable from future profits. Such costs principally include commissions and similar selling expenses, premium taxes, sales costs, and certain policy issuance and underwriting costs. For investment contracts (primarily deferred annuities) and universal life-type products, deferred acquisition costs are amortized principally over the expected contract life in relation to the present value of estimated gross profits from mortality, investment, and expense margins. Deferred acquisition costs on participating insurance contracts are amortized over the life of the book of participating contracts at a constant rate based on the present value of the estimated gross margin expected to be realized. For other term life and whole life insurance products, deferred acquisition costs are amortized in relation to expected premiums. For universal life-type, investment and participating insurance contracts, the deferred policy acquisition cost asset

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

     is adjusted for the impact on estimated gross profits or gross margins of net unrealized gains and losses on investment securities. The Company includes anticipated investment income in its periodic evaluation of whether deferred policy acquisition costs can be recovered from future profits. If such costs are deemed to be not recoverable, the adjustment is recorded in the current period results of operations.

     SEPARATE ACCOUNTS

     The Company issues variable annuities, variable life insurance policies, and certain other insurance contracts, the assets and liabilities of which are legally segregated and recorded as assets and liabilities of the separate accounts. Separate account assets are carried at fair value. Separate account liabilities primarily represent the contractholders' claims to the related assets.

     Separate account contract fee income consists of charges for maintenance, administration, cost of insurance and surrender of the contract prior to the contractually specified dates and are reflected in contract charges. Investment income and realized and unrealized investment gains and losses of the separate account assets, except for the portion related to the Company's ownership of the separate accounts, accrue directly to the contractholders and therefore, are not included in the Company's consolidated statements of operations. Deposits to the separate accounts are not included in consolidated cash flows. Appreciation or depreciation of the Company's interest in the separate accounts, including undistributed net investment income, is reflected in policyholders' surplus.

     Substantially all of the separate account assets are invested in unit investment trusts that are registered with the Securities and Exchange Commission.

     Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death or specified contract anniversary date, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts' funds may not meet their stated investment objectives.

     POLICYHOLDER ACCOUNT BALANCES

     The Company recognizes a liability at the stated account value for policyholder deposits that are not subject to significant policyholder mortality or longevity risk and for universal life-type policies. The account value equals the sum of the original deposit and accumulated interest, less any withdrawals and expense charges. Average credited rates ranged from 2.45% to 6.44% in 2005 and 2.45% to 6.47% in 2004. Future
     minimum guaranteed interest rates during the life of the contracts vary from 1.5% to 4.5%.

     INSURANCE RESERVES

     For traditional participating products, future policy benefit reserves are computed using the net level premium method. Mortality and interest rates used are those guaranteed in calculating the cash surrender values. Mortality rates are based on statutory valuation tables and interest rates vary from 2.5% to 5.5%. No provision is made for adverse deviation.

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

     For other term life and whole life products, future policy benefit reserves are computed using the net level premium method based on assumptions related to estimated future investment yield, mortality, morbidity, withdrawals, and expenses. Mortality, morbidity and withdrawal assumptions reflect the Company's historical experience and industry standards. Interest rate assumptions range from 8.0% to 5.5%. Provisions for adverse deviation have been reflected in the interest assumption and also in the mortality/morbidity assumption when deemed necessary.

     For immediate annuities or similar contracts with life contingencies, the reserve is calculated as the present value of future benefits. The mortality rates used are based on statutory valuation tables and the interest rates used range from 4.0% to 9.5%.

     The Company offers various death benefit guarantees to variable annuity contractholders including a return of no less than (a) total deposits made on the contract less any customer withdrawals, (b) total deposits made on the contract less any customer withdrawals plus a minimum return or (c) the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary. Liabilities for variable contract death benefit guarantees are included in policyholder account balances.

     The liability for death benefit guarantees is established equal to a benefit ratio multiplied by the cumulative contract charges earned, plus accrued interest less contract benefit payments. The benefit ratio is calculated as the estimated present value of all expected contract benefits divided by the present value of all expected contract charges. The establishment of reserves for those guarantees requires the projection of future separate account fund performance, mortality; persistency and customer benefit utilization rates. These assumptions are periodically reviewed and updated. For guarantees related to death benefits, benefits represent the current guaranteed minimum death benefit payments in excess of the current account balance.

     REVENUE, BENEFIT, AND EXPENSE RECOGNITION

     Term life and whole life insurance premiums are recognized as premium income when due. Revenue is recognized at the time of issue on immediate annuity and supplemental contracts that subject the Company to longevity risk (risk that the Company will have to make payments contingent upon the continued survival of an insured or insureds). Related policy benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contracts.

     Amounts collected on policies not subject to significant mortality or longevity risk, principally group annuity and deferred annuity contracts (investment contracts), are recorded as increases in policyholder account balances. Revenue for investment contracts consists of net investment income as well as policy fees assessed against the policyholder account balance such as administration and surrender charges, which are recorded as contract charges in the accompanying consolidated financial statements. Expenses consist of interest credited to contracts, benefits incurred in the period in excess of related policyholder account balances and policy maintenance costs.

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

     Universal life-type policies are insurance contracts with terms that are not fixed or guaranteed. Amounts received as payments for such contracts are credited to policyholder account balances. Revenues from universal life-type policies, which are recorded as contract charges in the accompanying consolidated financial statements, consist of fees assessed against policyholder account balances for surrender charges, cost of insurance, and policy administration. Policy benefits and claims that are charged to expense include interest credited to contracts and benefits incurred in the period in excess of related policyholder account balances.

     Profits from investment contract and universal life-type policies are recognized in relation to the expected gross profit stream of the product (fees, charges, and investment income reduced by related expenses).

     INCOME TAXES

     The provision for income taxes includes amounts currently payable and deferred income taxes, which result from differences between financial reporting and tax bases of assets and liabilities. Recorded deferred tax amounts are adjusted to reflect changes in income tax rates and other tax law provisions as they are enacted.

     The Company is subject to tax-related audits in the normal course of operations. These audits may result in additional tax liabilities. The Company accounts for such contingent liabilities in accordance with Statement of Financial Accounting Standards No. 5, Accounting for Contingencies. Management believes it has appropriately provided for taxes for all years. Significant management judgment and varying factors are required to determine the provision for tax contingencies. Examples of factors include: (i) the expiration of various statutes of limitations,
     (ii) changes in tax laws and regulations, (iii) issuance of tax rulings, and (iv) settlements with tax authorities. Changes in any one of these factors may result in adjustments to established reserves. Once established, reserves are adjusted when there is more information available or when an event occurs necessitating a change to the reserves.

     BENEFIT PLANS

     The Company recognizes costs for its defined benefit pension plans and postretirement benefits on an accrual basis as employees perform services to earn the benefits. Calculations of benefit obligations for postretirement medical benefits reflect a reduction for subsidies expected from the federal government pursuant to the Medicare Prescription Drug, Improvement and Modernization Act of 2003. Postretirement benefits are generally funded on a pay-as-you-go basis. The cost of benefits provided to former or inactive employees after employment but before retirement are recognized during an employee's service years if certain requirements are met.

     REINSURANCE

     Reinsurance premiums, claims and benefits, commission expense reimbursements, and reserves related to reinsured business ceded are accounted for on a basis consistent with those used in accounting for the underlying direct policies ceded and the terms of the reinsurance contracts.

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

     Premiums and benefits ceded to other companies have been reported net in the consolidated statements of operations. Reinsurance recoverables are recorded for the portion of benefits paid that are reinsured and for insurance reserves reinsured and a prepaid reinsurance asset is recorded for unearned premiums that relate to policies that have been reinsured.

     FOREIGN EXCHANGE

     The Company's financial statements are impacted by changes in foreign currency exchange rates on investment holdings denominated in foreign currency. The foreign exchange impact of investment holdings classified as available for sale are included with unrealized investment gains in accumulated other comprehensive income as a separate component of policyholders' surplus. The foreign exchange impacts on all other investment holdings are reflected as transaction gains and losses in the Company's consolidated statements of operations.

     FAIR VALUE OF FINANCIAL INSTRUMENTS

     Accounting standards require disclosure of fair value information about certain on- and off-balance sheet financial instruments for which it is practicable to estimate that value. In cases where quoted market prices are not readily available, fair values are based on estimates using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rates and estimates of future cash flows.

     Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments. Certain financial instruments and all nonfinancial instruments are excluded from the disclosure requirements. In addition, the tax ramifications of the realization of unrealized gains and losses can have a significant effect on fair value estimates and have not been taken into consideration.

     The following methods and assumptions were used by the Company in estimating the fair value disclosures for significant financial instruments:

     Cash and Cash Equivalents, Short-term Investments, and Accrued Investment
     Income: the carrying amounts for these instruments approximate their fair values due to their short term nature.

     Policy Loans: policy loans are considered an integral part of the underlying insurance policies. Because policy loans are often repaid by reducing policy benefits and due to their variable maturity dates, it is not practicable to estimate their fair value.

     Investment Securities: fair values for debt securities are based on quoted market prices, where available. For debt securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield,

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

     credit quality, and maturity of the investments. The fair values of equity securities are based on quoted market prices.

     Mortgage Loans: the fair values for mortgage loans are estimated using discounted cash flow analyses with interest rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair values for mortgages in default are reported at the estimated fair value of the underlying collateral.

     Derivative Financial Instruments: the fair value of derivatives is based upon an estimate, using discounted cash flow techniques, of the amount which would be required to close the derivative position given the current market environment, or upon broker quotes. Fair values for derivatives traded on an exchange are based on quoted market prices.

     Investment-Type Contracts: the fair value of the Company's liabilities under investment-type insurance contracts such as annuities and other policyholder deposit contracts is based on the account balance less applicable surrender charges and considering applicable market value adjustments.

     Notes Payable: Notes payable are discounted using cash flow techniques as described for mortgage loans, or, in the case of short-term notes with a variable interest rate, the carrying amount is a reasonable estimate of fair value.

     EMERGING ACCOUNTING MATTERS

     In 2003, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 46R, "Consolidation of Variable Interest Entities, an Interpretation of ARB No. 51" ("FIN 46R"), effective in 2005 for non-public entities. FIN 46R provides guidance to identify variable interest entities ("VIEs") and requires consolidation by their primary beneficiary. A VIE is defined as an entity in which either 1) the equity investors, if any, do not have a controlling financial interest, or 2) the equity investment at risk is insufficient to finance that entity's activities without receiving additional subordinated financial support from other parties. An enterprise whose investment in a VIE absorbs the majority of the VIE's expected losses or receives a majority of its expected residual returns is considered a primary beneficiary, although not all VIEs will have a primary beneficiary. Implementation did not have a material impact on the Company's consolidated balance sheet.

     The American Institute of Certified Public Accountants has adopted Statement of Position 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts effective in 2007. The new guidance defines an exchange or modification of an existing insurance contract to be either substantially changed or substantially unchanged. If it is substantially unchanged, it should be considered a continuation of the existing contract. If it is substantially changed, the existing balances for unamortized deferred acquisition costs, unearned revenue liabilities and deferred sales inducement assets should be eliminated and costs associated with the replacement contract should be considered for deferral in accordance with existing guidance. The Company is

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

     currently evaluating the new statement and is unable to determine the impact on its consolidated balance sheet or statement of operations at this time.

     The FASB issued FASB Staff Position FAS115-1/124-1: The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments in November 2005. This provides guidance on determining: (1) whether an investment is impaired, including securities held at either fair value or cost basis; (2) whether the impairment is other than temporary; and (3) how to record impairment losses and account for the impaired securities in subsequent financial statements. The new guidance also clarifies that security owners should recognize a loss in the period they decide to sell an impaired security if it is not expected to fully recover prior to the expected sale date. Adoption of this staff position did not have a material impact on the Company's consolidated balance sheet or statement of operations.

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

(3)  INVESTMENTS

     DEBT SECURITIES

     The amortized cost, gross unrealized gains and losses and estimated fair values of debt securities at December 31, 2005 and 2004 are as follows:

                                                   Gross Unrealized
                                      Amortized   ------------------    Estimated
     December 31, 2005                  Cost       Gains     Losses    Fair Value
     -----------------               ----------   -------   --------   ----------
     U.S. government and agencies    $  135,777   $   231   $ (1,333)  $  134,675
     States and political
        subdivisions                      5,381         9        (22)       5,368
     Foreign government securities      268,281    17,067       (720)     284,628
     Domestic corporate securities    1,164,631    14,052     (8,885)   1,169,798
     Mortgage-backed and other
        structured securities         1,139,837     7,868     (9,685)   1,138,020
     Foreign corporate securities        74,433       835       (772)      74,496
                                     ----------   -------   --------   ----------
     Total debt securities           $2,788,340   $40,062   $(21,417)  $2,806,985
                                     ==========   =======   ========   ==========

                                                   Gross Unrealized
                                      Amortized   -----------------    Estimated
     December 31, 2004                  Cost       Gains     Losses   Fair Value
     -----------------               ----------   -------   -------   ----------
     U.S. government and agencies    $  134,878   $ 1,260   $  (383)  $  135,755
     States and political
        subdivisions                     11,263        21      (122)      11,162
     Foreign government securities      293,166    20,308    (2,349)     311,125
     Domestic corporate securities    1,189,663    34,673    (2,917)   1,221,419
     Mortgage-backed and other
        structured securities         1,092,940    17,273    (3,418)   1,106,795
     Foreign corporate securities        68,820     2,237      (327)      70,730
                                     ----------   -------   -------   ----------
     Total debt securities           $2,790,730   $75,772   $(9,516)  $2,856,986
                                     ==========   =======   =======   ==========

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

     The amortized cost and estimated fair values of investments in debt securities at December 31, 2005, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Because most mortgage-backed and other structured securities provide for periodic payments throughout their lives, they are listed below in a separate category.

                                                        Amortized    Estimated
                                                          Cost      Fair Value
                                                       ----------   ----------
     Due in one year or less                           $  131,606   $  131,155
     Due after one year through five years                686,969      693,104
     Due after five years through ten years               684,576      692,770
     Due after ten years                                  145,352      151,936
     Mortgage-backed and other structured securities    1,139,837    1,138,020
                                                       ----------   ----------
     Total debt securities                             $2,788,340   $2,806,985
                                                       ==========   ==========

     EQUITY SECURITIES

     The cost, gross unrealized gains and losses, and estimated fair value of investments in equity securities at December 31 are as follows:

                          Gross        Gross
                       Unrealized   Unrealized    Estimated
              Cost        Gains       Losses     Fair Value
            --------   ----------   ----------   ----------
     2005   $135,031     $25,701       $(730)     $160,002
     2004    167,221      32,812        (716)      199,317

     MORTGAGE LOANS

     The Company's mortgage portfolio consists mainly of commercial mortgage loans made to customers throughout the United States. All outstanding commercial mortgage loans are secured by completed income-producing properties. At December 31, 2005 the commercial mortgage portfolio had an average remaining life of 4.3 years, with all principal in the total mortgage portfolio due prior to 2020. The Company limits its concentrations of credit risk by diversifying its mortgage loan portfolio so that loans made in any one major metropolitan area are not greater than 15% of the aggregate mortgage loan portfolio balance (at December 31, 2005, the company held 18.8% in California, which is the highest concentration in one state), and loans of no more than 2% of the aggregate mortgage loan portfolio balance are made to any one borrower.

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

     NET INVESTMENT INCOME

     Sources of net investment income for the years ended December 31 are summarized as follows:

                                             2005       2004       2003
                                           --------   --------   --------
     Gross investment income:
        Debt securities                    $133,157   $126,975   $126,633
        Equity securities                     5,425      3,753      1,662
        Mortgage loans                       16,988     20,467     22,881
        Real estate                           9,854      9,888      9,195
        Policy loans                          6,224      6,433      6,658
        Derivative financial instruments       (116)    (1,667)    (1,844)
        Short-term investments and other      2,175      1,295      1,668
                                           --------   --------   --------
                                            173,707    167,144    166,853
     Investment expenses                    (10,088)    (9,710)   (10,037)
                                           --------   --------   --------
     Net investment income                 $163,619   $157,434   $156,816
                                           ========   ========   ========

     NET REALIZED INVESTMENT GAINS (LOSSES)

     Sources of realized gains (losses) for the years ended December 31 are summarized as follows:

                                          2005       2004      2003
                                        --------   -------   -------
     Debt securities:
        Gross gains from sales          $ 14,545   $20,039   $30,920
        Gross losses from sales          (19,438)   (7,945)   (9,960)
        Other                                 94     5,797       (38)
        Impairment losses                 (1,277)   (3,378)   (8,928)
     Equity securities:
        Gross gains from sales            17,434     3,447     4,534
        Gross losses from sales             (985)     (755)     (384)
        Impairment losses                 (1,029)     (645)   (2,956)
     Mortgage loans                          (77)       --     1,099
     Real estate                              --        19        --
     Derivative financial instruments      3,970       352     1,094
     Other                                    --     1,335       196
                                        --------   -------   -------
     Net realized investment gains      $ 13,237   $18,266   $15,577
                                        ========   =======   =======

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

     Proceeds from the sale of debt securities were $1,050,070, $658,214 and $940,941, and in 2005, 2004 and 2003, respectively. Proceeds from the sale of equity securities were $74,410, $17,959, and $11,906 in 2005, 2004 and
     2003, respectively.

     NET UNREALIZED INVESTMENT GAINS (LOSSES)

     The components of net unrealized investment gains (losses) included in accumulated other comprehensive income (loss) at December 31 were as follows:

                                                      2005       2004       2003
                                                    --------   --------   --------
     Debt securities                                $ 18,644   $ 66,256   $ 82,472
     Equity securities                                24,971     32,096     16,245
     Short-term investments                               --        (34)        --
     Deferred policy acquisition cost adjustments     (4,956)   (12,220)   (14,240)
     Other                                             1,690      4,644      6,365
     Deferred income taxes                           (14,167)   (31,745)   (31,774)
                                                    --------   --------   --------
     Net unrealized investment gains                $ 26,182   $ 58,997   $ 59,068
                                                    ========   ========   ========

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

     The amortized cost and associated unrealized investment losses for investments in debt and equity securities for which the fair value had temporarily declined and remained below cost as of December 31, 2005 were as follows:

                                             Unrealized Loss    Unrealized Loss        Total
                                               Period Under      Period Twelve     December 31,
                                              Twelve Months    Months or Greater       2005
                                             ---------------   -----------------   ------------
Amortized cost of debt securities with
   unrealized investment losses:
   U.S. government and agencies                 $   59,549          $ 50,800        $  110,349
   States and political subdivisions                 5,114            10,028            15,142
   Foreign government securities                    11,250                --            11,250
   Domestic corporate securities                   502,115            39,327           541,442
   Mortgage-backed and other
      structured securities                        490,673           115,828           606,501
   Foreign corporate securities                     47,980             1,565            49,545
                                                ----------          --------        ----------
   Total amortized cost of debt securities
      with unrealized investment losses         $1,116,681          $217,548        $1,334,229
                                                ==========          ========        ==========
Unrealized investment losses on
   debt securities:
   U.S. government and agencies                 $      422          $    911        $    1,333
   States and political subdivisions                    35                77               112
   Foreign government securities                       348                --               348
   Domestic corporate securities                     8,209               958             9,167
   Mortgage-backed and other
      structured securities                          6,630             3,055             9,685
   Foreign corporate securities                        725                47               772
                                                ----------          --------        ----------
   Total unrealized investment losses
      on debt securities                        $   16,369          $  5,048        $   21,417
                                                ==========          ========        ==========
Cost of equity securities with unrealized
   investment losses                            $   23,669          $  5,212        $   28,881
Unrealized investment losses on
   equity securities                                   532               198               730
                                                ==========          ========        ==========

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

     The amortized cost and associated unrealized investment losses for investments in debt and equity securities for which the fair value had temporarily declined and remained below cost as of December 31, 2004 were as follows:

                                             Unrealized Loss    Unrealized Loss        Total
                                               Period Under      Period Twelve     December 31,
                                              Twelve Months    Months or Greater       2004
                                             ---------------   -----------------   ------------
Amortized cost of debt securities with
   unrealized investment losses:
   U.S. government and agencies                  $ 67,699           $    --          $ 67,699
   States and political subdivisions               10,998                --            10,998
   Foreign government securities                   38,213            19,040            57,253
   Domestic corporate securities                  317,512            21,592           339,104
   Mortgage-backed and other
      structured securities                       373,839            44,245           418,084
   Foreign corporate securities                    14,418             2,142            16,560
                                                 --------           -------          --------
   Total amortized cost of debt securities
      with unrealized investment losses          $822,679           $87,019          $909,698
                                                 ========           =======          ========
Unrealized investment losses on
   debt securities:
   U.S. government and agencies                  $    383           $    --          $    383
   States and political subdivisions                  122                --               122
   Foreign government securities                      925             1,424             2,349
   Domestic corporate securities                    2,580               337             2,917
   Mortgage-backed and other
      structured securities                         2,624               794             3,418
   Foreign corporate securities                       122               205               327
                                                 --------           -------          --------
   Total unrealized investment losses
      on debt securities                         $  6,756           $ 2,760          $  9,516
                                                 ========           =======          ========
Cost of equity securities with unrealized
   investment losses                             $ 15,304           $    --          $ 15,304
Unrealized investment losses on
   equity securities                                  716                --               716
                                                 ========           =======          ========

     At December 31, 2005, the Company owned 363 debt securities with a fair value of $1,312,812 in an unrealized investment loss position. Of these, 60, with a fair value of $212,500 have been in an unrealized loss position for twelve or more months. The $5,048 unrealized loss for debt securities with a loss period twelve months or greater represents a 2.3 percent price impairment.

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

     The price impairment on the remaining 303 debt securities is less than 1.5 percent. Out of the $1,312,812 representing the fair value of debt securities in an unrealized loss position, $1,078,796 relates to investment grade securities. The unrealized losses can be attributed primarily to interest rate and credit quality spread changes since the securities were first acquired and the Company believes they are temporary. In determining whether these unrealized losses are expected to be temporary, the Company considers severity of impairment, duration of impairment, financial position of the issuer, and the intent and ability of the Company to hold the investment until the market price has recovered.

     At December 31, 2005, the Company had 77 stocks with a fair value of $28,151 in an unrealized loss position. Of these, 2 have been in an unrealized position for more than twelve months. The Company believes that the unrealized losses related to the stocks are temporary. In general, in determining whether these losses are expected to be temporary, the Company considers severity of impairment, duration of impairment, forecasted market price recovery, and the intent and ability of the Company to hold the investment until the market price has recovered.

     SECURITIES LENDING AGREEMENTS

     The Company is party to securities lending agreements. Unrelated parties borrow debt securities from the Company and must deposit cash or short-term investments as collateral equal to a minimum of 102% of the fair value of the loaned securities. The security custodian monitors the collateral position daily. The Company remains the beneficial owner and the loaned securities are included with debt securities. At December 31, 2005 and 2004, the fair value of securities loaned by the Company totaled $140,813 and $177,499, respectively.

     The amount of collateral received is invested in short-term securities and is included in the consolidated balance sheets as short-term investments with a corresponding liability included in accounts payable and other liabilities. The fair value of collateral held was $143,961 and $181,322 at December 31, 2005 and 2004, respectively.

     DERIVATIVE FINANCIAL INSTRUMENTS

     Consistent with its asset allocation strategy, the Company utilizes derivative financial instruments to help maximize risk-adjusted investment returns; to reduce interest rate risks of long-term assets; to control exposure to various credit, currency, and market risks; and to manage exposure to various equity and fixed income market sectors.

     Futures Contracts: futures contracts are a commitment to purchase or deliver securities or currency in the future at a predetermined price or yield, and are usually settled in cash. When a futures contract is entered, a margin account is established with the broker based on the requirements of the futures exchange. During 2003, the Company utilized equity index futures to help achieve strategic asset allocation targets. All such contracts were closed out prior to December 31, 2003 and no equity index futures were utilized in 2005 or 2004.

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

     The Company utilizes short positions in foreign currency futures to manage the foreign currency fair value risk exposure to securities investments denominated in foreign currencies. Foreign currency futures designated to the foreign currency risk of Japanese yen, British pound and Euro denominated long-term bonds are classified as foreign currency fair value hedges. The Company measures the effectiveness of the foreign currency fair value hedge based on the changes in fair value attributable to changes in spot prices. The change in the fair value of the foreign currency futures related to the changes in the difference between the spot price and the futures price is therefore excluded from the assessment of hedge effectiveness. Based on this measurement of effectiveness, the foreign currency fair value hedges using short foreign currency futures contracts were highly effective. Foreign currency futures that cannot be designated to specific foreign currency risk are not accounted for under hedge accounting.

     Interest Rate Swaps: the Company uses interest rate swaps to reduce market risks from changes in interest rates and to properly align the risk characteristics of assets and liabilities. Under interest rate swaps the Company agrees with other parties to exchange, at specified intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to an agreed notional principal amount. Generally no cash is exchanged at the outset of the contract and no principal payments are made by either party. The interest rate swap contracts are entered into pursuant to master agreements that normally provide for a single net payment to be made by one counterparty at each due date. The Company accrues the net periodic settlement amount of interest rate swap agreements into income.

     Total return swaps: the Company uses total return swaps to gain exposure to various market sectors. Under total return swaps the Company agrees with other parties to exchange, at specified intervals, the difference between the total return on an index or basket of securities and floating-rate interest amounts calculated by reference to an agreed notional principal amount. Consistent with its asset allocation strategy, the Company entered into commercial mortgage backed security swaps to gain additional exposure to the investment grade commercial mortgage backed securities market and high yield swaps to gain additional exposure to the high yield bond market. Generally, no cash is exchanged at the outset of a total return swap contract and no principal payments are made by either party. Normally, a single net payment is made by one of the counterparties at each due date. The net periodic payment accrued is recorded in income.

     Credit Default Swaps: the Company gained exposure to certain fixed-income credits by entering into credit default swap contracts in 2003. In return for periodic payments of interest based on LIBOR, the Company agreed to acquire certain fixed income securities in the event of default of that security. There were no credit default swap contracts open at December 31, 2004 or 2005.

     Options: options are contracts that grant the purchaser, for a premium payment, the right to receive an amount of money based on a specified formula within a specified period of time. The Company issues market index certificates, equivalent to a written option. In return for the premium received, the Company agrees to pay the participant a percentage of the market price increase of an equity index above an agreed upon strike price at the end of a specified term.

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

     The Company mitigates risk from these agreements by purchasing over-the-counter call options with identical terms.

     In 2005, the Company began issuing equity-indexed annuity contracts that guarantee a return of principal to the customer and credit interest based on certain indices, primarily the S&P 500 Index. A portion of the premium from each customer is invested in investment grade fixed income securities and is intended to cover the minimum guaranteed value due to the customer at the end of the term. A portion of the premium is used to purchase over-the-counter call options to hedge the growth in interest credited to the customer as a direct result of the increases in the related indices.

     The Company is exposed to credit losses in the event of nonperformance by the counterparties to its swap and option agreements. The Company monitors the credit standing of the counterparties and anticipates that the counterparties will be able to fully satisfy their obligations under the contracts given their high credit ratings. The futures contracts are traded on a regulated exchange and have little or no counterparty risk.

     The following tables provide a summary of the carrying value, notional amount and current market or fair value of derivative financial instruments held at December 31, 2005 and 2004:

                                                             Fair Value
                                  Carrying   Notional   --------------------
                                    Value     Amount    Assets   Liabilities
                                  --------   --------   ------   -----------
     December 31, 2005
     Interest rate and total
        return swaps              $   555    $140,000   $  635      $   80
     Financial futures                692     310,777      964         272
     Purchased option contracts     3,165      15,385    3,165          --
     Written option contracts      (2,915)    (15,385)      --       2,915
                                  -------    --------   ------      ------
     Total derivative financial
        instruments               $ 1,497    $450,777   $4,764      $3,267
                                  =======    ========   ======      ======
     December 31, 2004
     Interest rate and total
        return swaps              $  (560)   $175,000   $  132      $  692
     Financial futures             (4,656)    310,442      225       4,881
     Purchased option contracts     2,957      15,860    2,957          --
     Written option contracts      (2,957)    (15,860)      --       2,957
                                  -------    --------   ------      ------
     Total derivative financial
        instruments               $(5,216)   $485,442   $3,314      $8,530
                                  =======    ========   ======      ======

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

     EQUITY IN UNCONSOLIDATED AFFILIATE

     CMLIC owns 50% of the common stock of MEMBERS Capital Advisors, Inc. ("MCA"), a registered investment advisor. At December 31, 2005, MCA had assets of $58,348 and liabilities of $9,074; at December 31, 2004, MCA had assets of $46,757 and liabilities of $6,628. MCA had net income of $9,667 in 2005, $9,839 in 2004, and $5,480 in 2003.

     ASSETS DESIGNATED

     Iowa law requires that assets equal to a life insurer's legal reserve must be on deposit with the Iowa Department of Commerce, Insurance Division. The legal reserve is equal to the net present value of all outstanding policies and contracts involving life contingencies. At December 31, 2005 and 2004, bonds and notes, mortgage loans and policy loans with a carrying value of $2,967,822 and $2,459,068, respectively, were designated for Iowa and various other regulatory authorities as required by law.

     ASSET RESTRICTIONS

     Certain policyholder account balances are legally part of the Company's separate accounts. However, the assets supporting them are reported in the consolidated balance sheets with the general account assets because the company retains the risk of investment gains and losses. Debt securities with a fair value of $314,318 and $501,004 as of December 31, 2005 and 2004, respectively, are available only to satisfy obligations to these contract holders.

(4)  INCOME TAX

     The Company files a consolidated life-non-life federal income tax return with its wholly-owned subsidiaries. The Company has entered into a tax sharing agreement with its affiliates under Reg. Section 1.1552-1(a)(1) and 1.1502-33(d)(3). The agreement provides that the allocation of tax expense between the Company and its affiliates is to be based on a ratio of each company's federal income tax, as if it were filing a separate return, to the total federal income tax as calculated on the consolidated federal income tax return. Income tax credits are allocated to companies within the consolidated tax group based on the tax benefit that the consolidated tax group receives from each company.

     Income tax expense attributable to income from operations for the years ended December 31 is as follows:

                                        2005      2004      2003
                                      -------   -------   -------
     Current tax expense              $ 9,715   $ 6,543   $14,188
     Deferred tax expense (benefit)    (3,434)    7,430    (4,742)
                                      -------   -------   -------
     Total income tax expense         $ 6,281   $13,973   $ 9,446
                                      =======   =======   =======

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes To Consolidated Financial Statements
(000s omitted)

     Income tax expense for the years ended December 31 differs from the amount computed by applying the U.S. federal corporate income tax rate of 35% to income before income taxes and equity in net income of unconsolidated affiliate due to the items listed in the following reconciliation:

                                                            2005      2004      2003
                                                          -------   -------   -------
     Tax expense computed at federal corporate tax rate   $14,549   $17,902   $10,536
     Meals and entertainment                                   75        71        73
     Adjustment to deferred tax accounts                   (4,668)    1,553        --
     Tax-exempt interest                                      (24)      (64)     (117)
     Dividends-received deduction                          (1,715)   (1,055)     (802)
     Income tax benefit related to prior years             (1,731)     (213)       75
     Other, net                                              (205)   (4,221)     (319)
                                                          -------   -------   -------
     Total income tax expense                             $ 6,281   $13,973   $ 9,446
                                                          =======   =======   =======

     The Company conducted a detailed analysis of its deferred tax assts and liabilities. The analysis resulted in a tax benefit of $4,668 in 2005 and a tax expense of $1,553 in 2004.

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes To Consolidated Financial Statements
(000s omitted)

     Deferred income taxes reflect the net tax effect of temporary differences between the carrying amounts of assets and liabilities for financial statement purposes and the amounts used for income tax purposes. Significant components of the Company's deferred tax assets and liabilities at December 31 are as follows:

                                                2005       2004
                                              --------   --------
     Deferred tax assets:
        Insurance reserves                    $ 50,606   $ 52,290
        Dividends payable to policyholders       2,210      2,448
        Unearned revenue                         9,487     10,306
        Pension and other employee benefits     11,288     12,406
        Real estate investments                  3,981         --
        Investment income                        3,193         --
        Net operating loss                       4,581      2,697
        Other                                    2,059      1,173
                                              --------   --------
     Gross deferred tax assets                  87,405     81,320
                                              --------   --------

     Deferred tax liabilities:
        Deferred policy acquisition costs       76,708     75,691
        Unrealized gains                        14,167     31,745
        Investment income                           --         96
        Deferred revenue                         1,862      1,422
        Fixed assets                               711      1,046
        Real estate investments                     --        262
        Other                                   10,067      7,628
                                              --------   --------
     Gross deferred tax liabilities            103,515    117,890
                                              --------   --------
     Net deferred income tax liability        $(16,110)  $(36,570)
                                              ========   ========

     Management believes that all gross deferred tax assets at December 31, 2005 and 2004 are fully realizable and, consequently, no valuation allowance has been established.

(5)  RELATED-PARTY TRANSACTIONS

     The Company and CUNA Mutual Insurance Society ("CUNA Mutual"), a Wisconsin life and health insurer, entered into an agreement of permanent affiliation (the Agreement) effective in 1990. The terms of the Agreement include provisions for reinsurance of each company's future individual life business; the joint development of business plans and distribution systems for the sale of individual insurance and financial services products within the credit union market; and provision for the sharing of certain resources and facilities. Because of the affiliation, certain expenses of the Company are paid by CUNA Mutual and vice-versa. These

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes To Consolidated Financial Statements
(000s omitted)

     expenditures are periodically reimbursed, generally monthly. Details related to reinsurance agreements between the companies are described in note 6.

     The Company and CUNA Mutual are parties to agreements with MEMBERS Capital Advisors, Inc. ("MCA") for investment advisory services. MCA, 50% of which is owned by the Company and 50% owned by CUNA Mutual, manages substantially all of the Company's invested assets in accordance with policies, directives, and guidelines established by the Company. The Company incurred MCA investment management fees totaling $2,794, $2,199, and $2,350 in 2005, 2004 and 2003, respectively. CUNA Mutual and its subsidiaries incurred MCA investment management fees totaling $2,716, $2,150, and $2,550 for 2005, 2004 and 2003, respectively.

     The Company invests in mutual funds and a private investment fund managed by MCA. The carrying value of these investments was $85,635 and $73,117 at December 31, 2005 and 2004, respectively.

     CUNA Brokerage Services, Inc. ("CBSI"), a subsidiary of CUNA Mutual, is a broker dealer representing the Company in the sale of certain variable annuity, variable universal life and other products which require a broker dealer. Under a cost sharing agreement. CBSI reimburses the Company for various services, office space, equipment and other items incurred on behalf of CBSI. CMLIC received $6,498 in 2005, $5,901 in 2004, and $4,069 in 2003 related to the cost sharing agreement, CBSI also reimburses the Company for commissions CMLIC pays its representatives for CBSI related business. CMLIC received reimbursements for total commissions from CBSI of $47,974 in 2005, $47,565 in 2004, and $40,196 in 2003.

     Balances due from MCA and CUNA Mutual and its affiliates are reported as other assets and receivables and accounts payable and other liabilities in the accompanying consolidated balance sheets. Amounts due from affiliates were $9,093 and $7,566 at December 31, 2005 and 2004, respectively. Amounts due to affiliates were $32,562 and $29,146 at December 31, 2005 and 2004, respectively.

(6)  REINSURANCE

     The Company enters into reinsurance agreements for the purpose of limiting its exposure to loss on any one single insured, to diversify its risk and limit its overall financial exposure, and to comply with the affiliation agreement with CUNA Mutual. The Company has the risk of loss in the event that a reinsurer is unable to meet the obligations assumed under the reinsurance agreements.

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

     The effects of reinsurance on premiums and on claims and benefits for the years ended December 31 is as follows:

                                     2005       2004       2003
                                   --------   --------   --------
     Premiums:
        Direct                     $132,659   $ 91,450   $ 77,449
        Assumed from affiliates     120,012    109,910     97,384
        Ceded to affiliates          (7,118)    (6,537)    (6,348)
        Ceded to non-affiliates     (14,012)   (11,205)    (8,628)
                                   --------   --------   --------
     Net premiums                  $231,541   $183,618   $159,857
                                   ========   ========   ========

     Claims and benefits:
        Direct                     $162,324   $117,947   $108,705
        Assumed from affiliates      53,658     48,223     43,018
        Ceded to affiliates          (6,826)    (7,592)    (6,524)
        Ceded to non-affiliates      (9,383)    (6,397)    (5,621)
                                   --------   --------   --------
        Net claims and benefits    $199,773   $152,181   $139,578
                                   ========   ========   ========

     At December 31, 2005 and 2004, reinsurance recoverables on insurance reserves and unearned premiums of $762,122 and $751,131, respectively, were reported as assets of which $734,458 and $729,179 were recoverable from CUNA Mutual and one of its subsidiaries.

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

(7)  DEFERRED POLICY ACQUISITION COSTS

     A summary of policy acquisition costs deferred and amortized is shown in the following table:

                                                      2005       2004       2003
                                                    --------   --------   --------
     Balance at beginning of year                   $256,771   $234,429   $215,994
     Policy acquisition costs deferred                50,348     53,717     48,058
     Policy acquisition costs amortized              (44,456)   (33,395)   (32,505)
     Effect of net unrealized gains on securities      7,264      2,020      2,882
                                                    --------   --------   --------
     Balance at end of year                         $269,927   $256,771   $234,429
                                                    ========   ========   ========

(8)  BENEFIT PLANS

     The Company has a noncontributory defined benefit pension plan covering substantially all regular full-time employees and agents. Retirement benefits are based on compensation and years of service. Certain employees are also eligible for a non-qualified defined benefit plan. The Company's policy is to fund pension costs as required to meet the minimum funding requirements under the Employee Retirement Income Security Act of 1974. Substantially all the benefit plan assets shown in the table below are invested in the Ultra Series Fund, a family of mutual funds which is managed by MCA.

     The Company has postretirement benefit plans which provide certain medical and life insurance benefits to eligible participants and dependents. The cost of postretirement benefits is recognized over the period the employees perform services to earn the benefits.

     The following table summarizes information about the plans at December 31:

                                                                                    Other Postretirement
                                                                Pension Benefits          Benefits
                                                              -------------------   --------------------
                                                                2005       2004       2005       2004
                                                              --------   --------   --------   --------
     Fair value of plan assets at December 31                 $ 70,096   $ 70,928   $     --   $     --
     Benefit obligation at December 31                         (96,027)   (84,049)   (33,980)   (26,205)
                                                              --------   --------   --------   --------
     Funded status at December 31                             $(25,931)  $(13,121)  $(33,980)  $(26,205)
                                                              ========   ========   ========   ========
     Liability recognized in the consolidated balance sheet   $ 11,336   $  4,820   $ 29,535   $ 29,199
                                                              ========   ========   ========   ========

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

     The accumulated benefit obligations for the pension plan were $81,661 and $71,036 at December 31, 2005 and 2004 respectively.

     The following tables provide information for the plans for the years ended December 31:

                                       2005     2004      2003
                                      ------   ------   -------
     Pension benefits:
        Employer contributions        $   17   $4,256   $12,919
        Benefit payments               4,164    5,491     5,683
        Net periodic benefit cost      3,983    4,414     4,801

     Other postretirement benefits:
        Employer contributions        $1,776   $1,432   $   751
        Benefit payments               1,776    1,432       751
     Net periodic benefit cost         2,112    2,245     2,553

     In the table below, information is presented as of December 31 for those pension plans for which the accumulated benefit obligation exceeds the fair value of plan assets.

                                        2005      2004
                                      -------   -------
     Projected benefit obligation     $96,027    $2,811
     Accumulated benefit obligation    81,661     1,689
     Fair value of plan assets         70,096        --

     The actuarial assumptions used to develop the components of pension and other postretirement benefit expense for the years ended December 31 were as follows:

     Discount rate                                      5.6%  6.0%  6.3%
     Expected long-term rate of return on plan assets   8.0%  8.0%  8.0%
     Assumed rate of compensation increase              4.7%  4.7%  4.7%

     The assumed health care cost trend rates used in measuring the accumulated postretirement benefit obligation are 11.5% reduced over a period of 20 years to 3.5% for 2005 and 12.0% reduced over a period of 20 years to 3.5% for 2004. The discount rate used in determining the accumulated postretirement benefit obligation is 5.6% in 2005 and 6.0% in 2004.

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

     CASH FLOWS

     Expected future benefit payments for the years ended December 31 are as follows:

                                                       Other      Other      Other
                                                     Benefits   Benefits   Benefits
                                           Pension    Before    Medicare     After
                                          Benefits    Subsidy    Subsidy    Subsidy
                                          --------   --------   --------   --------
     Estimated future benefit payments:
        2006                               $ 3,019    $ 2,218    $  190     $ 2,028
        2007                                 3,277      2,376       221       2,155
        2008                                 3,622      2,474       251       2,223
        2009                                 3,960      2,607       280       2,327
        2010                                 4,252      2,758       307       2,451
        2011-2015                           26,902     14,975     2,079      12,896

     The expected employer contribution to the pension plan in 2006 is undetermined. For other benefits, the employer contribution will be equivalent to the estimated 2006 benefits.

     PLAN ASSET INFORMATION

     The Company's pension plan allocation at December 31, by asset category, as a percentage of plan assets, and the target allocation, is shown below:

                                              Target
                             2005    2004   Allocation
                            -----   -----   ----------
     Asset category:
        Equity securities    64.5%   64.3%     60.0%
        Debt securities      33.0%   35.7%     40.0%
        Cash                  2.5%     --        --
                            -----   -----     -----
     Total                  100.0%  100.0%    100.0%
                            =====   =====     =====

     The company invests its pension plans' assets with the goal of meeting its short and long term obligations, employing optimization techniques to achieve the highest expected return under a target level of portfolio risk. The portfolio risk target is based on the pension plans' funded status, payout features, and participants' characteristics. This methodology takes into account asset class correlations to assure appropriate portfolio diversification. Asset class allocations are allowed to drift around target with a small tolerance to changes in overall portfolio risk. Derivatives may be used to maintain the target allocation.

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes To Consolidated Financial Statements
(000s omitted)

     The expected rates of return and variance for each asset class are derived using statistical techniques based on long-term historical data. Returns and correlations are adjusted slightly to reflect recent trends and portfolio manager expectations.

     OTHER POSTEMPLOYMENT BENEFITS

     The Company has a plan to provide severance pay and continuation of certain life and health benefits to qualifying inactive or former employees after employment but before retirement. Such costs are recognized during an employee's service years if he or she meets certain requirements. The liability for other postemployment benefits was $6,238 and $3,317 at December 31, 2005 and 2004, respectively.

     DEFINED CONTRIBUTION PLANS

     The Company has defined contribution thrift and savings plans which cover all regular full-time employees and agents who meet certain eligibility requirements. Under the plans, the Company contributes an amount equal to a participant's contribution, up to a maximum of 5% of a participant's salary. The Company match is vested according to plan schedules. The Company's contributions for the years ended December 31, 2005, 2004 and 2003 were $3,084, $2,982 and $2,987, respectively.

(9)  STATUTORY FINANCIAL DATA

     The Company is subject to statutory regulations as to maintenance of policyholders' surplus.

     Risk-Based Capital requirements promulgated by the National Association of Insurance Commissioners require U. S. life insurers to maintain minimum capitalization levels that are determined based on formulas incorporating credit risk, insurance risk, interest rate risk, and general business risk. At December 31, 2005, the Company's adjusted surplus exceeds minimum requirements.

     CMLIC files statutory-basis financial statements with insurance regulatory authorities. The Iowa Department of Commerce, Insurance Division has allowed CMLIC to use an accounting practice which differs in some respects from prescribed statutory accounting practices (permitted practice). This permitted practice relates to the carrying value of fixed maturity securities held in the separate account which support certain funding agreements. The use of this permitted practice increased (decreased) reported statutory surplus by $1,241 and ($678) as of December 31, 2005 and 2004, respectively.

     Statutory basis net income of CMLIC was $31,641, $23,215 and $309 for the years ended December 31, 2005, 2004 and 2003, respectively. Statutory surplus was $299,575, $287,272 and $250,898 at December 31, 2005, 2004 and
     2003, respectively.

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes To Consolidated Financial Statements
(000s omitted)

(10) COMMITMENTS AND CONTINGENCIES

     The Company is liable for guaranty fund assessments related to unaffiliated insurance companies that have become insolvent during 2005 and prior years. The Company includes a provision for all known assessments that will be levied as well as an estimate of amounts that it believes will be assessed in the future relating to past insolvencies.

     The Company has established a liability of $1,350 in 2005 and $1,200 in 2004 for guaranty fund assessments. The Company also estimates the amount recoverable from future premium tax payments related to these assessments and has established an asset of $1,000 in 2005 and $950 in 2004. Recoveries of assessments from premium taxes are generally made over a five-year period.

     The Company is a defendant in various legal actions arising out of the conduct of its business. In the opinion of management, the ultimate liability, if any, resulting from all such pending actions will not materially affect the financial position or results of operations of the Company.

(11) NOTES PAYABLE

     The Company entered into an advances, collateral pledge and security agreement with the Federal Home Loan Bank of Des Moines ("FHLB") and $0 and $5,000 was outstanding as of December 31, 2005 and 2004, respectively. As a condition of the agreement, the Company must purchase FHLB common stock and is allowed to borrow up to a multiple of that stock ownership and post collateral to secure any advances. Based on those terms, an additional $16,833 was available to CMLIC at December 31, 2005. The Company has pledged debt securities with a fair value of $17,674 and $11,624 to collateralize advances made under the agreement as of December 31, 2005 and 2004, respectively. Interest is calculated daily at floating rates ranging from 2.46% to 4.52% and is payable monthly. Borrowings from the FHLB are used for short-term cash flow management and are typically settled within one month.

     The Company has an outstanding liability of $866 and $921 as of December 31, 2005 and 2004, respectively, as a result of a non-recourse interest-free loan and grant made by the Community Redevelopment Agency of the City of Los Angeles, California in 1996. The loan is secured by real estate with an appraisal value that exceeds the loan principal balance. The loan is being amortized on a straight-line basis over 240 months beginning in 2001. Payments totaling approximately $55 annually are due through 2021.

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

(12) DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS

     The carrying amounts and estimated fair values of the Company's significant financial instruments at December 31 are as follows:

                                                            2005                        2004
                                                 -------------------------   -------------------------
                                                   Carrying     Estimated      Carrying     Estimated
                                                    Amount      Fair Value      Amount      Fair Value
                                                 -----------   -----------   -----------   -----------
Financial instruments recorded as assets:
   Debt securities                               $ 2,806,985   $ 2,806,985   $ 2,856,986   $ 2,856,986
   Equity securities                                 160,002       160,002       199,317       199,317
   Mortgage loans                                    185,248       203,458       211,278       235,807
   Short-term investments                            153,794       153,794       190,557       190,557
   Cash and cash equivalents                          17,440        17,440        14,325        14,325
   Accrued investment income                          35,084        35,084        34,261        34,261
   Derivatives                                         4,764         4,764         3,314         3,314
Financial instruments recorded as liabilities:
   Investment-type contracts                      (2,405,780)   (2,336,978)   (2,590,633)   (2,522,745)
   Notes payable                                        (866)         (560)       (5,921)       (5,581)
   Derivatives                                        (3,267)       (3,267)       (8,530)       (8,530)

                                     PART C
                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)  Financial Statements

     All required financial statements are included in Part B.

(b)  Exhibits

     1. Certified resolution of the board of directors of Century Life of America (the "Company") establishing Century Variable Annuity Account (the "Account"). Incorporated herein by reference to post-effective amendment number 5 to Form N-4 registration statement (File No. 33-73738) filed with the Commission on April 16, 1996.

     2.   Not Applicable.

     3. (a) Distribution Agreement Between CUNA Mutual Life Insurance Company and CUNA Brokerage Services, Inc. for Variable Annuity Contracts dated January 1, 1997. Incorporated herein by reference to post-effective amendment number 6 to Form N-4 registration statement (File No. 33-73738) filed with the Commission on April 18, 1997.

          (b) Servicing Agreement related to the Distribution Agreement between CUNA Mutual Life Insurance Company and CUNA Brokerage Services, Inc. for Variable Annuity Contracts dated January 1, 1997. Incorporated herein by reference to post-effective amendment number 6 to Form N-4 registration statement (File No. 33-73738) filed with the Commission on April 18, 1997.

     4. (a) Variable Annuity Contract Form No. 2000-VAII. Incorporated herein by reference to post-effective amendment number 1 to Form N-4 registration statement (File No. 333-40304) filed with the Commission on April 17, 2001.

          (b)  State Variations to Contract Form No. 2000-VAII.

          (c) TSA Endorsement, Form No. 1659 (VANN) 1197. Incorporated herein by reference to post-effective amendment number 7 to Form N-4 registration statement (File No. 33-73738) filed with the Commission on April 17, 1998.

          (d) IRA Endorsement, Form No. 3762 (VANN) 1197. Incorporated herein by reference to post-effective amendment number 1 to Form N-4 registration statement (File No. 333-40304) filed with the Commission on April 17, 2001.

          (e) Roth IRA Endorsement, Form No. 99-VAROTH. Incorporated herein by reference to post-effective amendment number 9 to Form N-4 registration statement (File NO. 33-73738) filed with the Commission on April 22, 1999.

          (f) Executive Benefit Plan Endorsement, Form No. 98-EBP. Incorporated herein by reference to post-effective amendment number 8 to Form N-4 registration statement (File No. 33-73738) filed with the Commission on February 24, 1999.

          (g) 5% Guarantee Death Benefit Rider. Incorporated herein by reference to Form N-4 initial registration statement (File No. 333-40304) filed with the Commission on June 28, 2000.

          (h) 7 Year Anniversary Value Death Benefit Rider. Incorporated herein by reference to Form N-4 initial registration statement (File No. 333-40304) filed with the Commission on June 28, 2000.

          (i) Maximum Anniversary Value Death Benefit Rider. Incorporated herein by reference to Form N-4 initial registration statement (File No. 333-40304) filed with the Commission on June 28, 2000.

          (j) Waiver of Surrender Charge Endorsement. Incorporated herein by reference to Form N-4 initial registration statement (File No. 333-40304) filed with the Commission on June 28, 2000.

          (k) Amendment to Contract, Form No. 2002-VAAMEND. Incorporated herein by reference to post-effective amendment number 2 to Form N-4 registration statement (File No. 333-40304) filed with the Commission on February 28, 2002.

          (l) Change of Annuitant Endorsement. Incorporated herein by reference to Form N-4 registration statement (File No. 333-40304) filed with the Commission on April 28, 2005.

          (M) VARIABLE ANNUITY CONTRACT FORM NO. VAIIAPP-2003. INCORPORATED HEREIN BY REFERENCE TO POST-EFFECTIVE AMENDMENT NUMBER 8 TO FORM N-4 REGISTRATION STATEMENT (FILE NO. 333-40304) FILED WITH THE COMMISSION ON APRIL 26, 2006.

     5. (a) Variable Annuity Application. Incorporated herein by reference to Form N-4 pre-effective registration statement number 1 (File No. 333-40304) filed with the Commission on October 31, 2001.

          (b) State Variations to Application Form No. 2002-VAIIAPP. Incorporated herein by reference to post-effective amendment number 4 to N-4 registration statement (File No. 333-40304) filed with the Commission on April 25, 2003.

          (C) STATE VARIATIONS TO APPLICATION FORM NO. 2002-VIIAPP. INCORPORATED HEREIN BY REFERENCE TO POST-EFFECTIVE AMENDMENT NUMBER 8 TO N-4 REGISTRATION STATEMENT (FILE NO. 333-40304) FILED WITH THE COMMISSION ON APRIL 26, 2006.

     6. (a) Certificate of Existence of the Company. Incorporated herein by reference to post-effective amendment number 5 to Form N-4 registration statement (File No. 33-73738) filed with the Commission on April 16, 1996.

          (b) Articles of Incorporation of the Company. Incorporated herein by reference to post-effective amendment number 6 to Form N-4 registration statement (File No. 33-73738) filed with the Commission on April 18, 1997.

          (c) Bylaws of the Company. Incorporated herein by reference to post-effective amendment number 2 to Form N-4 registration statement (File No. 333-40304) filed with the Commission on February 28, 2002.

     7.   Not Applicable.

     8.   Not applicable.

     9. Opinion of Counsel from Kevin S. Thompson. Incorporated herein by reference to Form N-4 pre-effective registration statement number 1 (File No. 333-40304) filed with the Commission on October 31, 2001.

     10.  Deloitte & Touche LLP Consent
          PricewaterhouseCoopers LLP Consent

     11.  Not applicable.

     12.  Not applicable.

     13.  Not applicable.

     14.  Powers of Attorney.

ITEM 25. DIRECTORS AND OFFICERS OF THE COMPANY

Name                      Position/Office
----                      ---------------
DIRECTORS
Eldon R. Arnold**         Director & Vice Chairman of the Board
James L. Bryan**          Director
Loretta M. Burd**         Director & Chairman of the Board
William B. Eckhardt       Director
Joseph J. Gasper, Jr.**   Director
Bert J. Hash, Jr.         Director
Victoria W. Miller**      Director
C. Alan Peppers**         Director
Jeff Post**               Director
Neil A. Springer**        Director
Farouk D.G. Wang**        Director
Larry T. Wilson**         Director

EXECUTIVE OFFICERS
David P. Marks**          CUNA Mutual Life Insurance Company*
                          Executive Vice President and Chief Investment Officer

Jeffrey D. Holley**       CUNA Mutual Life Insurance Company*
                          Executive Vice President and Chief Finance Officer

David Lundgren**          CUNA Mutual Life Insurance Company*
                          Executive Vice President, Chief Administrative Officer,
                          and Chief Products Officer

Jeff Post**               CUNA Mutual Life Insurance Company*
                          President and Chief Executive Officer

* CUNA Mutual Life Insurance Company entered into a permanent affiliation with the CUNA Mutual Insurance Society on July 1, 1990. Those persons marked with an "*" hold identical titles with CUNA Mutual Insurance Society. The most recent position has been given for those persons who have held more than one position with CUNA Mutual Life Insurance Company or CUNA Mutual Insurance Society during the last five year period.

** Principal place of business is 5910 Mineral Point Road, Madison, Wisconsin 53705.

***  Principal place of business is 2000 Heritage Way, Waverly, Iowa 50677.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. The Company is a mutual life insurance company and therefore is controlled by its contractowners. Nonetheless, various companies and other entities are controlled by the Company and may be considered to be under common control with the registrant or the Company. Such other companies and entities, together with the identity of their controlling persons (where applicable), are set forth on the following organization charts.

In addition, as described in the prospectus under the caption "CUNA Mutual Life Insurance Company," by virtue of an Agreement of Permanent Affiliation with CUNA Mutual Insurance Society ("CUNA Mutual"), the Company and the registrant could be considered to be affiliated persons of CUNA Mutual. Likewise, CUNA Mutual and its affiliates, together with the identity of their controlling persons (where applicable), are set forth on the following organization charts.

                   SEE ORGANIZATION CHARTS ON FOLLOWING PAGE.

                                   Appendix D

         Persons Controlling, Controlled by or Under Common Control with
   THE INVESTMENT ADVISER, PRINCIPAL UNDERWRITER, SPONSORING INSURANCE COMPANY

CUNA Mutual Insurance Society is a mutual life insurance company and therefore is controlled by its contract owners. Various companies and other entities are controlled by CUNA Mutual Insurance Society and various companies may be considered to be under common control with CUNA Mutual Insurance Society. Such other companies and entities, together with the identity of their controlling persons (where applicable), are set forth in the following organization charts. In addition, by virtue of an Agreement of Permanent Affiliation with CUNA Mutual Life Insurance Company, CUNA Mutual Insurance Society could be considered to be an affiliated person or an affiliated person of an affiliated person of CUNA Mutual Life Insurance Company. Likewise, CUNA Mutual Life Insurance Company and its affiliates, together with the identity of their controlling persons (where applicable), are set forth on the following organization charts. Because CUNA Mutual Insurance Society and CUNA Mutual Life Insurance Company own MEMBERS Capital Advisors, Inc., the investment adviser to the MEMBERS Mutual Funds, each of the entities set forth below could be considered affiliated persons of the MEMBERS Mutual Funds or affiliated persons of such affiliated persons.

                          CUNA Mutual Insurance Society
                   Organizational Chart As Of November 1, 2005

*    Dates shown are dates of acquisition, control or organization.

CUNA Mutual Insurance Society
Business: Life, Health & Disability Insurance
May 20, 1935*
State of domicile: Wisconsin

CUNA Mutual Insurance Society, either directly or indirectly is the controlling company of the following wholly-owned subsidiaries:

1.   CUNA Mutual Investment Corporation
     Business: Holding Company
     October 15, 1972*
     State of domicile: Wisconsin

     CUNA Mutual Investment Corporation is the owner of the following subsidiaries:

          a.   CUMIS Insurance Society, Inc.
               Business: Corporate Property/Casualty Insurance
               May 23, 1960*
               State of domicile: Wisconsin

          b.   CUNA Brokerage Services, Inc.
               Business: Brokerage
               July 19, 1985*
               State of domicile: Wisconsin

          c.   CUNA Mutual General Agency of Texas, Inc.
               Business: Managing General Agent
               August 14, 1991*
               State of domicile: Texas

                    (1) MEMBERS Financial Services, Inc. Business: Local Recording Agent (LRA) for the selling of property and casualty coverage to Texas CU members Incorporated September 5, 1973 under the name of Members Insurance Agency, Inc., later changed its name to CUNA Mutual Insurance Agency of Texas, Inc., and effective August 7, 2003, changed its name again to MEMBERS Financial Services, Inc.

                         Ownership: For Regulatory purposes, MEMBERS Financial Services, Inc. is currently owned by two individuals, each owning 50% of the stock. State of domicile: Texas

          d.   MEMBERS Life Insurance Company
               Business: Credit Disability/Life/Health
               February 27, 1976*
               State of domicile: Wisconsin
               Formerly CUMIS Life & CUDIS

          e.   International Commons, Inc.
               Business: Special Events
               January 13, 1981*
               State of domicile: Wisconsin

          f.   CUNA Mutual Mortgage Corporation
               Business: Mortgage Servicing
               November 20, 1978* Incorporated
               December 1, 1995 Wholly Owned
               State of domicile: Wisconsin

          g.   CUNA Mutual Insurance Agency, Inc.
               Business: Leasing/Brokerage
               March 1, 1974*
               State of domicile: Wisconsin
               Formerly CMCI Corporation

               CUNA Mutual Insurance Agency, Inc. is the 100% owner of the following subsidiaries:

                    (1)  CUNA Mutual Casualty Insurance Agency of Mississippi,
                         Inc.
                         Business: Property & Casualty Agency
                         June 24, 1993*
                         State of domicile: Mississippi

                    (2)  CUNA Mutual Insurance Agency of Massachusetts, Inc.
                         Business: Brokerage of Corporate & Personal Lines

                         January 27, 1995*
                         State of domicile: Massachusetts

          h.   Stewart Associates Incorporated
               Business: Insurance Agency for Credit Insurance, Collateral Protection, Mechanical Breakdown
               March 6, 1998
               State of domicile: Wisconsin

          i.   CMG Mortgage Assurance Company
               Formerly Investors Equity Insurance Company, Inc.
               Business: Private Mortgage Insurance
               50% ownership by CUNA Mutual Investment Corporation
               50% ownership by PMI Mortgage Insurance Company
               Incorporated in California on March 3, 1969
               Acquired by CUNA Mutual Investment Corporation April 14, 1994 State of domicile: Wisconsin

          j.   CUNA Mutual Business Services, Inc.
               Business: Financial Services
               Incorporated April 22, 1974
               Wholly owned March 6, 2000
               State of domicile: Wisconsin

          k.   Lending Call Center Services, LLC
               Business: Provides Lending Call Center Services &
               Lending Solutions to Credit Unions Incorporated June 24, 2002 Ownership 92% by CUNA Mutual Investment Corporation
               Ownership 8% by various state credit union leagues

          l.   MEMBERS Trust Company (MTC)
               Business: MTC will offer an array of estate financial planning services to members through their credit unions. Incorporated 2003
               MTC will operate independently from Suncoast and CUNA Mutual with shares of ownership to be sold to credit unions and credit union entities.

          m.   Lenders Protection, LLC
               Business: Limited Liability Company
               Owned 50% CUNA Mutual Insurance Society and
               50% Open Lending, Inc.
               State of domicile: Delaware

          n.   Union Charter Holding, LLC
               Business: Holds 100% of Union Financial Services, LLC Acquired January 7, 2005
               Formed November 9, 2004
               Domiciled in Delaware

               (1)  Union Financial Services, LLC
                    Industrial Loan Company
                    Domiciled in Utah

2.   C.U.I.B.S. Pty. Ltd.
     Business: Brokerage
     February 18, 1981*
     Country of domicile: Australia

3.   CUNA Caribbean Insurance Society Limited
     Business: Life and Health
     July 4, 1985*
     Country of domicile: Trinidad and Tobago

     CUNA Caribbean Insurance Society Limited is the owner of the following subsidiary:

          a.   CUNA Caribbean Insurance Services Limited
               Business: Consultants, Advisors and Managers for Insurance & Pension Plans
               Incorporated November 26, 1991
               Country of domicile: Trinidad and Tobago

4.   CUNA Mutual Australia Holding Co. Pty. Ltd.
     Business: Holding Company
     September 17, 1999*
     Country of domicile: Australia

     CUNA Mutual Australia Holding Co. Pty. Ltd. Is the owner of the following subsidiary:

          a.   CUNA Mutual Life Australia, Ltd.
               Business: Life Insurance
               October 15, 1999
               Country of domicile: Australia

5.   CUNA Mutual Group, Limited
     Business: Brokerage
     May 27, 1998
     Country of domicile: U.K.

6.   CUNA Mutual Group Services (Ireland) Limited
     Business: Insurance Services (currently seeking authorization to provide Sales & Marketing Services)
     June 6, 2003
     Country of domicile: Ireland

7.   CUNA Mutual Life Assurance (Europe), Limited
     Business: All kinds of life assurance business
     Incorporated July 23, 2004 Authorized August 1, 2005
     Country of domicile: Ireland

CUNA Mutual Insurance Society, either directly or through a wholly-owned subsidiary, has a partial ownership interest in the following:

1.   C.U. Insurance Services, Inc./Oregon
     50% ownership by CUNA Mutual Insurance Agency, Inc.
     50% ownership by Oregon Credit Union League
     December 27, 1989

2.   The CUMIS Group Limited
     77.4% ownership by CUNA Mutual Insurance Society
     December 31, 1991

     The CUMIS Group Limited is the 100% owner of the following companies:

          a.   CUMIS Life Insurance Company
               Business: Creditor Group, Individual Life and Disability
               Insurance
               January 1, 1977
               Country of domicile: Canada

          b.   CUMIS General Insurance Company
               Business: Property & Casualty Insurance
               July 1, 1980
               Country of domicile: Canada

          c.   MemberCARE Financial Services Limited
               Business: Serve as a partner with CUMIS Life for the deliver of the MemberCARE
               Financial Services Program
               August 1, 1993
               Country of domicile: Canada

          d.   MemberCARE Financial Services Partnership
               Originally formed on January 1, 1994 as a partnership between Co-operators Life
               Insurance Company and CUMIS Life Insurance Company.
               January 1, 1997 - CUMIS Life purchased 49.5% of Co-operator's interest in the partnership (bringing their total to 99.5%) and MemberCARE Financial Services Limited purchased 0.5%.
               Country of domicile: Canada

          e.   Canadian Northern Shield Insurance Company
               Business: Property & Casualty Insurance
               February 1, 1985
               Country of domicile: British Columbia, Canada

          f.   CUMIS Services Limited
               Business: Acquisitions and Insurance Agency Management Services June 1, 2000
               Country of domicile: Canada

          g.   WESTCU Insurance Services Limited
               Business: Insurance Agency Management
               June 21, 2000
               Country of domicile: Westminster, Canada

          The CUMIS Group Limited is the 50% owner of the following companies:

          a.   Credential Financial, Inc.
               Business: Holding Company with ownership in a number of insurance and securities distribution companies
               Acquired January 2004
               Country of domicile: Canada

3.   MEMBERS Capital Advisors, Inc. (formerly CIMCO Inc.)
     50% ownership by CUNA Mutual Investment Corporation
     50% ownership by CUNA Mutual Life Insurance Company
     January 1, 1992

4.   CMG Mortgage Insurance Company (formerly Investors Mortgage Insurance
     Company)
     50% ownership by CUNA Mutual Investment Corporation
     50% ownership by PMI Mortgage Insurance Company
     April 14, 1994

5.   CMG Mortgage Reinsurance Company
     50% ownership by CUNA Mutual Investment Corporation
     50% ownership by PMI Insurance Company
     July 26, 1999

6.   Credit Union Service Corporation
     Atlanta, Georgia
     Owned by Credit Union National Association, Inc. and 18 state league organizations March 26, 1996 - CUNA Mutual Investment Corporation purchased 1,300,000 shares of stock

7. CUNA Mutual Australia Limited (formerly finsure.australia limited) 100% ownership by CUNA Mutual Australia Holding Company Pty. Limited October 15, 1999

     CUNA Mutual Australia Limited is the 100% owner of the following companies:

          a.   CUNA Mutual Insurance Brokers Pty Limited
               Business: Brokerage
               Incorporated as NCUIS Brokers February 6, 1986
               Renamed on September 3, 2002
               Country of Domicile: Australia

          b.   CUNA Mutual Technology Services Australia Pty Limited
               Business: Technology Services

               Incorporated as Direct Insurance Network International on August 31, 2000
               Renamed on September 3, 2002
               Country of Domicile: Australia

The following company is owned 100% by CUNA Mutual Technology Services Australia Pty Limited:

                    (1)  CUNA Mutual Insurance Brokers Pty Limited
                         Business: Brokerage
                         Incorporated as NCUIS Brokers February 6, 1986 Renamed on September 3, 2002
                         Country of Domicile: Australia

8.   CUNA Strategic Services, Inc.
     CUNA Mutual Insurance Society owns 200.71 shares
     December 31, 1999

9.   China Credit Co-operative Services, Limited
     Business: Hong Kong Holding Company; provide technology and business consulting in support of the PRC operations of CUNA Mutual Group. Incorporated November 21, 2003
     Effective March 2, 2004, owned 70% by CUNA Mutual Insurance Society and 30% by IFC
     Country of domicile: China

     The following company is a wholly-owned subsidiary of China Credit Co-operative Services, Limited:

          a.   CCC Services, Limited
               Incorporated December 3, 2003
               Country of domicile: China

          b. CUNA Mutual Consulting Services (Guangdong) Company Limited (CMCSC Ltd.)
               Business: To give us a corporate presence in the PRC, and to facilitate transactions and payments among our Hong Kong companies, and our RCCU partners.
               Incorporated July 1, 2004
               Country of domicile: China

Partnerships

1.   CM CUSO Limited Partnership, a Washington Partnership
     CUMIS Insurance Society, Inc. - General Partner
     Credit Unions in Washington - Limited Partners
     June 14, 1993

2.   MEMBERS Development Company LLC
     49% ownership by CUNA Mutual Investment Corporation
     51% ownership by Credit Unions & CUSOs
     September 24, 1999

     a. MEMBERS Business Solutions Company, LLC is 100% owned by MEMBERS Development Company, LLC; effective 5/27/04; created to provide business services to credit unions and other related entities, and to engage in any lawful business or activity permitted under the Act and to do any and all other actions and things that may be necessary, incidental or convenient to accomplish these purposes.

3.   The Center for Credit Union Innovation LLC
     33.3% ownership by CUNA Mutual Insurance Society
     33.3% ownership by CUNA & Affiliates
     33.3% ownership by American Association of Credit Union Leagues January 5, 2000

4.   HRValue Group LLC
     49% ownership by CUNA Mutual Investment Corporation
     51% ownership by Leagues & League Service Organizations
     December 1, 2000

Affiliated (Nonstock)

1.   CUNA Mutual Group Foundation, Inc.
     July 5, 1967

2.   CUNA Mutual Life Insurance Company
     July 1, 1990

3.   CUNA Mutual Insurance Society Political Action Committee
     Business: Increase the effectiveness of CUNA Mutual Group's participation in lobbying and other legislative advocacy activities.
     Created: June 24, 2004

                       CUNA Mutual Life Insurance Company
                  Organizational Chart As Of September 1, 2005

CUNA Mutual Life Insurance Company
An Iowa mutual life insurance company
Fiscal Year End: December 31

CUNA Mutual Life Insurance Company is the controlling company for the following subsidiaries:

1.   MEMBERS Capital Advisors, Inc.
     An Iowa Business Act Corporation
     50% ownership by CUNA Mutual Life Insurance Company
     50% ownership by CUNA Mutual Investment Corporation
     July 16, 1982

     MEMBERS Capital Advisors, Inc. is the investment adviser of:
     Ultra Series Fund
     MEMBERS Mutual Funds
     CU System Funds

2.   CMIA Wisconsin, Inc.
     A Wisconsin Business Act Corporation
     100% ownership by CUNA Mutual Life Insurance Company
     May 29, 1998

3.   League Insurance Agency, Inc.
     (Wholly owned by CMIA Wisconsin, Inc.)
     Business: Insurance Agency
     Incorporated on August 16, 1973
     Acquired on August 31, 2000
     State of domicile: Connecticut

     League Insurance Agency is the 100% owner of the following subsidiary:

          a.   Member Protection Insurance Plans
               Business: Insurance Agency
               Incorporated on August 21, 1991
               Acquired on August 31, 2000
               State of domicile: Connecticut

ITEM 27. NUMBER OF CONTRACTOWNERS

     As of February 28, 2006 there were 4,745 non-qualified contracts outstanding and 8,624 qualified contracts outstanding.

ITEM 28. INDEMNIFICATION.

     Section 10 of the Bylaws of the Company and Article VIII, Section 4 of the Company's charter together provide for indemnification of officers and directors of the Company against claims and liabilities that such officers and/or directors become subject to by reason of having served as an officer or director of the Company or any subsidiary or affiliate of the Company. Such indemnification covers liability for all actions alleged to have been taken, omitted, or neglected by such officers or directors in the line of duty as an officer or director, except liability arising out of an officer's or a director's willful misconduct.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER

     (a) CUNA Brokerage Services, Inc. ("CUNA Brokerage") is the registrant's principal underwriter and for certain variable life insurance contracts issued by CUNA Mutual Life Variable Account. CUNA Brokerage is also principal underwriter for the Ultra Series Fund, an underlying Fund for the Company's variable products. CUNA Brokerage is the distributor of MEMBERS Mutual Funds, a group of open-end investment companies.

     (b)  Officers and Directors of CUNA Brokerage.

Name and Principal      Positions and Offices      Positions and Offices
Business Address        With the Underwriter       With Registrant
---------------------   ------------------------   ------------------------------------------
Mark E. Backes**        Vice President             Vice President

John A. Chosy*          Assistant Secretary        Director -Legal

Peter H. Corning*       Secretary                  Vice President

Dennis J. Godfrey       Director & Chairman        None

Katherine I. Grete**    Assistant Treasurer        Business Finance Team
                                                   Financial Analysis Manager

Timothy S. Halevan**    Chief Compliance Officer   Chief Compliance Officer

John W. Henry*          Director, Vice Chairman    Senior Vice President - Members
                        & President                Solutions Group

David J. Hughes**       Treasurer                  Product Financial Reporting Leader

Kevin T. Lentz*         Director                   Senior Vice President - Members
                                                   Solutions Group

Sheila M. Kittleson**   Assistant Treasurer        Business Finance Team Cost Analyst Manager

Tracy K. Lien*          Assistant Secretary        Senior Law Specialist

Steve R. Suleski*       Vice President             Vice President - Legal

Mark T. Warshauer*      Director                   Vice President

* The principal business address of these persons is: 5910 Mineral Point Road, Madison, Wisconsin 53705.

** The principal business address of these persons is: 2000 Heritage Way, Waverly, Iowa 50677.

     (c) CUNA Brokerage is the only principal underwriter. The Distribution Agreement between the Company and CUNA Brokerage and the Related Servicing Agreement between the Company and CUNA Brokerage specify the services provided by each party. Those contracts have been filed as exhibits under Item 24(b)(3). The Company pays a dealer concession of approximately six percent, as more fully described in Schedule A of the Servicing Agreement. The total dealer's concession for the year ended December 31, 2005, was $5,384,794. The contracts provide that the Company performs certain functions on behalf of the distributor. For example, the Company sends confirmation statements to Owners and the Company maintains payroll records for the registered representatives. Some of the dealer concession is used to reimburse the Company for the services it performs on behalf of the distributor.

                                           (2)                    (3)              (4)
             (1)                     Net Underwriting       Compensation on     Brokerage          (5)
Name of Principal Underwriter   Discounts and Commissions      Redemption      Commissions    Compensation
-----------------------------   -------------------------   ---------------   -------------   ------------
CUNA Brokerage Services, Inc.           $5,384,794                 0          $5,223,250.18    $161,543.82

ITEM 30. LOCATION BOOKS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the Company at 2000 Heritage Way, Waverly, Iowa 50677 or at MEMBERS Capital Advisors, Inc. or CUNA Mutual Group, both at 5910 Mineral Point Road, Madison, Wisconsin 53705.

ITEM 31. MANAGEMENT SERVICES

     All management contracts are discussed in Part A or Part B of this registration statement.

ITEM 32. UNDERTAKINGS AND REPRESENTATIONS

     (a) The registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for as long as purchase payments under the Contracts offered herein are being accepted.

     (b) The registrant undertakes that it will include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove and send to the Company for a statement of additional information.

     (c) The registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request to the Company at the address or phone number listed in the Prospectus.

     (d) The Company represents that in connection with its offering of the Contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

     (e) The Company represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by CUNA Mutual Life Insurance Company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the registrant, CUNA Mutual Life Variable Annuity Account, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to rule 485(b) under the Securities Act of 1933 has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, all in the City of Madison, and State of Wisconsin, on the 17 day of April, 2006.

                                       CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                                       (REGISTRANT)

                                       BY CUNA MUTUAL LIFE INSURANCE COMPANY


                                       By: /s/ Jeff Post
                                           --------------------------------
                                           Jeff Post
                                           President

Pursuant to the requirements of the Securities Act of 1933, the registrant, CUNA Mutual Life Variable Annuity Account, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to rule 485(b) under the Securities Act of 1933 has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, all in the City of Madison, and State of Wisconsin, on the 17 day of April, 2006.

                                       CUNA MUTUAL LIFE INSURANCE COMPANY
                                       (DEPOSITOR)


                                       By: /s/ Jeff Post
                                           --------------------------------
                                           Jeff Post
                                           President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated and on the dates indicated.

SIGNATURE AND TITLE                       DATE
-------------------                       ----


/S/ ELDON R. ARNOLD                        *
-------------------------------------
Eldon R. Arnold, Director


/S/ JAMES L. BRYAN                         *
-------------------------------------
James L. Bryan, Director


/S/ LORETTA M. BURD                        *
-------------------------------------
Loretta M. Burd, Director


/S/ WILLIAM B. ECKHARDT                    *
-------------------------------------
William B. Eckhardt, Director


/S/ JOSEPH J. GASPER                       *
-------------------------------------
Joseph J. Gasper, Director


/S/ BERT J. HASH, JR.                      *
-------------------------------------
Bert J. Hash, Jr., Director


/S/ VICTORIA W. MILLER                     *
-------------------------------------
Victoria W. Miller, Director


/S/ C. ALAN PEPPERS                        *
-------------------------------------
C. Alan Peppers, Director


/S/ JEFF POST                              *
-------------------------------------
Jeff Post, Director


/S/ NEIL A. SPRINGER                       *
-------------------------------------
Neil A. Springer, Director


/S/ KEVIN S. THOMPSON                   4/17/06
-------------------------------------
Kevin S. Thompson,
Attorney-In-Fact


/S/ FAROUK D. G. WANG                      *
-------------------------------------
Farouk D. G. Wang, Director


/S/ LARRY T. WILSON                        *
-------------------------------------
Larry T. Wilson, Director

*    Pursuant to Powers of Attorney filed herewith

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacity indicated on the date indicated.

SIGNATURE AND TITLE                       DATE
-------------------                       ----


/s/ Jeffrey D. Holley                   4/17/06
-------------------------------------
Jeffrey D. Holley
Chief Financial Officer


/s/ Jeff Post                           4/17/06
-------------------------------------
Jeff Post
President and Chief Executive Officer

                                  EXHIBIT INDEX

4(m). Variable Annuity Contract Form No. VAIIAPP-2003.

5(c). State Variations to Application Form No. 2002-VIIAPP.

10.   Deloitte & Touche LLP Consent
      PricewaterhouseCoopers LLP Consent

14.   Powers of Attorney